First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2022

First Allmerica Financial Life Insurance Company

Separate Account VA-K

Financial Statements

December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

First Allmerica Financial Life Insurance Company and
Contract Owners of Separate Account VA-K

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets for each of the sub-accounts of the Separate Account VA-K (the “Separate Account”) of First Allmerica Financial Life Insurance Company (the “Company”) as of December 31, 2022, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods listed in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Separate Account of the Company as of December 31, 2022, and the results of their operations, the changes in their net assets, and the financial highlights for the periods listed in the table below, in conformity with accounting principles generally accepted in the United States of America.

Sub-account	Statements of Net Assets as of	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
AB VPS Growth and Income Portfolio – Class B	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
AB VPS Large Cap Growth Portfolio – Class B	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
AB VPS Small/Mid Cap Value Portfolio – Class B	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
AB Sustainable Global Thematic Portfolio– Class B	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Alger Capital Appreciation Portfolio – Class I-2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Alger Mid Cap Growth Portfolio – Class I-2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware VIP Emerging Market Series – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware VIP International Series – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Delaware VIP Small Cap Value Series – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
DWS Capital Growth VIP – Class A	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022.	For the two years ended December 31, 2022.
DWS CROCI® U.S. VIP – Class A	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.

Eaton Vance VT Floating- Rate Income Fund	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Asset Manager℠ Portfolio - Initial Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Contrafund® Portfolio – Service Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Equity-Income Portfolio – Initial Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Growth Portfolio – Initial Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Growth Opportunities Portfolio – Service Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP High Income Portfolio – Initial Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Mid Cap Portfolio – Service Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Overseas Portfolio – Initial Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Fidelity VIP Value Strategies Portfolio – Service Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Franklin Growth and Income VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Franklin Large Cap Growth VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Franklin Mutual Shares VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Franklin Small-Mid Cap Growth VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Templeton Foreign VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
FT VIP Templeton Growth VIP Fund – Class 2	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022.	For the two years ended December 31, 2022.

Goldman Sachs VIT Core Fixed Income Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT Equity Index Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT Government Money Market Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022.	For the two years ended December 31, 2022.
Goldman Sachs VIT High Quality Floating Rate Fund – Service Shares	N/A	For the period from January 01,2022 to April 29, 2022	For the period from January 01, 2022 to April 29, 2022 and year ended December 31, 2021	For the period from January 01, 2022 to April 29, 2022 and year ended December 31, 2021.
Goldman Sachs VIT International Equity Insights Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT Mid Cap Growth Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT Mid Cap Value Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT Strategic Growth Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Goldman Sachs VIT U.S. Equity Insights Fund – Service Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. American Franchise Fund – Series I Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. American Value Fund – Series II Shares	December 31, 2022	For the period from April 30, 2022 to December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Capital Appreciation Fund – Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Conservative Balanced Fund – Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Core Equity Fund – Series I Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Discovery Mid Cap Growth Fund – Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. EQV International Equity Fund – Series I	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.

Invesco V.I. Global Fund – Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Global Strategic Income Fund – Series II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Health Care Fund – Series I Shares	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. High Yield Fund – Series I Shares	December 31, 2022	For the year ended December 31, 2022.	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Invesco V.I. Main Street Fund – Series II	December 31, 2022	For the year ended December 31, 2022.	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
Janus Henderson Research Portfolio – Service Class	December 31, 2022	For the year ended December 31, 2022.	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP BlackRock Advantage Allocation Fund – Standard Class	N/A	For the period from January 01, 2022 to June 10, 2022.	For the period from January 01, 2022 to June 10, 2022 and year ended December 31, 2021	For the period from January 01, 2022 to June 10, 2022 and year ended December 31, 2021.
LVIP BlackRock Global Allocation Fund – Standard Class	December 31, 2022	For the period from June 10, 2022 to December 31, 2022	For the period from June 10, 2022 to December 31, 2022	For the period from June 10, 2022 to December 31, 2022.
LVIP Delaware VIP High Yield Fund – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP Delaware VIP Limited- Term Diversified Income Fund – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP Delaware VIP REIT Fund – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP Delaware VIP Smid Cap Core Fund -Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP Delaware VIP Smid Cap Core Fund - Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022.
LVIP Delaware VIP U.S. Growth Fund – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
LVIP Delaware VIP Value Fund – Standard Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS® Mid Cap Growth Series – Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

MFS® New Discovery Series – Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS® Total Return Series – Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
MFS® Utilities Series – Service Class	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Pioneer Mid Cap Value VCT Portfolio – Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
Pioneer Real Estate Shares VCT Portfolio – Class II	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022
T. Rowe Price International Stock Portfolio	December 31, 2022	For the year ended December 31, 2022	For the two years ended December 31, 2022	For the two years ended December 31, 2022

The financial highlights presented for each of the years or periods ended December 31, 2020 and prior were audited by other auditors whose report, dated April 6, 2021, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with each sub-account’s fund manager. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 19, 2023

We have served as the auditor of one or more separate accounts of First Allmerica Financial Life Insurance Company since 2021.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	AB VPS Growth and Income Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable Global Thematic Portfolio_(a)	Alger Capital Appreciation Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$931,355	$339,644	$293,758	$4,236	$23,527
Net assets	$931,355	$339,644	$293,758	$4,236	$23,527

Net assets by category:
Accumulation reserves	$931,355	$339,644	$293,758	$4,236	$23,527
Payout reserves	-	-	-	-	-
Net assets	$931,355	$339,644	$293,758	$4,236	$23,527

Units outstanding, December 31, 2022	290,376	145,038	76,813	2,427	7,423

Investments in shares of the Underlying Funds, at cost	$834,385	$322,863	$295,093	$3,213	$31,450
Underlying Fund shares held	32,840	6,354	17,923	148	431

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Alger Mid Cap Growth Portfolio	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DWS Capital Growth VIP
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$5,322	$1,157	$400,896	$121,442	$136,191
Net assets	$5,322	$1,157	$400,896	$121,442	$136,191

Net assets by category:
Accumulation reserves	$5,322	$1,157	$400,896	$121,442	$136,191
Payout reserves	-	-	-	-	-
Net assets	$5,322	$1,157	$400,896	$121,442	$136,191

Units outstanding, December 31, 2022	2,062	426	45,925	11,607	84,537

Investments in shares of the Underlying Funds, at cost	$8,244	$1,052	$498,008	$94,766	$129,369
Underlying Fund shares held	389	59	26,834	3,277	4,765

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Asset Manager℠ Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$122,260	$30,766	$441,126	$921,473	$3,189,299
Net assets	$122,260	$30,766	$441,126	$921,473	$3,189,299

Net assets by category:
Accumulation reserves	$122,260	$30,766	$441,126	$921,473	$3,189,299
Payout reserves	-	-	-	-	-
Net assets	$122,260	$30,766	$441,126	$921,473	$3,189,299

Units outstanding, December 31, 2022	66,269	21,833	120,702	220,627	440,631

Investments in shares of the Underlying Funds, at cost	$121,039	$33,414	$468,281	$806,793	$3,026,839
Underlying Fund shares held	9,304	3,645	30,805	25,218	135,369

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$348,647	$5,274,645	$586,841	$422,904	$795,853
Net assets	$348,647	$5,274,645	$586,841	$422,904	$795,853

Net assets by category:
Accumulation reserves	$348,647	$5,274,645	$586,841	$422,904	$795,853
Payout reserves	-	-	-	-	-
Net assets	$348,647	$5,274,645	$586,841	$422,904	$795,853

Units outstanding, December 31, 2022	107,777	517,073	233,293	89,693	285,958

Investments in shares of the Underlying Funds, at cost	$623,176	$4,531,430	$728,482	$431,419	$701,410
Underlying Fund shares held	8,736	73,761	133,070	13,555	36,675

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$45,632	$156,498	$1,500	$157,615	$374,184
Net assets	$45,632	$156,498	$1,500	$157,615	$374,184

Net assets by category:
Accumulation reserves	$45,632	$156,498	$1,500	$157,615	$374,184
Payout reserves	-	-	-	-	-
Net assets	$45,632	$156,498	$1,500	$157,615	$374,184

Units outstanding, December 31, 2022	12,619	50,725	531	67,764	180,413

Investments in shares of the Underlying Funds, at cost	$37,528	$226,630	$1,938	$180,164	$570,021
Underlying Fund shares held	3,138	25,040	111	10,397	35,603

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Government Money Market Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$51,456	$6,648	$474,008	$4,338,636	$1,591,493
Net assets	$51,456	$6,648	$474,008	$4,338,636	$1,591,493

Net assets by category:
Accumulation reserves	$51,456	$6,648	$474,008	$4,128,221	$1,479,512
Payout reserves	-	-	-	210,415	111,981
Net assets	$51,456	$6,648	$474,008	$4,338,636	$1,591,493

Units outstanding, December 31, 2022	33,995	3,808	228,489	565,162	1,300,668

Investments in shares of the Underlying Funds, at cost	$57,479	$7,197	$538,976	$3,492,435	$1,591,493
Underlying Fund shares held	4,228	649	50,426	255,816	1,591,493

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Goldman Sachs VIT High Quality Floating Rate Fund_(c)	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund (a)	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$-	$701,769	$1,509,347	$2,051,143	$3,492,370
Net assets	$-	$701,769	$1,509,347	$2,051,143	$3,492,370

Net assets by category:
Accumulation reserves	$-	$701,769	$1,509,347	$2,051,143	$3,492,370
Payout reserves	-	-	-	-	-
Net assets	$-	$701,769	$1,509,347	$2,051,143	$3,492,370

Units outstanding, December 31, 2022	-	339,749	131,116	222,296	513,416

Investments in shares of the Underlying Funds, at cost	$-	$809,289	$2,488,657	$2,202,965	$4,524,765
Underlying Fund shares held	-	91,139	173,888	136,108	382,935

(a) Name change.  See Note 1.

(c) Fund liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco V.I. American Franchise Fund	Invesco V.I. American Value Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Conservative Balanced Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$2,398,877	$135,610	$107,332	$50,329	$5,273
Net assets	$2,398,877	$135,610	$107,332	$50,329	$5,273

Net assets by category:
Accumulation reserves	$2,211,634	$135,610	$107,332	$50,329	$5,273
Payout reserves	187,243	-	-	-	-
Net assets	$2,398,877	$135,610	$107,332	$50,329	$5,273

Units outstanding, December 31, 2022	378,293	62,853	10,683	17,899	3,417

Investments in shares of the Underlying Funds, at cost	$2,573,554	$160,021	$124,756	$64,426	$5,614
Underlying Fund shares held	149,743	3,166	6,934	1,522	385

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. EQV International Equity Fund (a)	Invesco V.I. Global Fund	Invesco V.I. Global Strategic Income Fund
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$138,069	$15,404	$4,232	$188,720	$31,816
Net assets	$138,069	$15,404	$4,232	$188,720	$31,816

Net assets by category:
Accumulation reserves	$138,069	$15,404	$4,232	$188,720	$31,816
Payout reserves	-	-	-	-	-
Net assets	$138,069	$15,404	$4,232	$188,720	$31,816

Units outstanding, December 31, 2022	81,822	1,324	2,690	61,555	84,239

Investments in shares of the Underlying Funds, at cost	$163,362	$20,478	$4,967	$201,252	$41,358
Underlying Fund shares held	5,624	322	146	6,228	7,817

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. Main Street Fund®	Janus Henderson Research Portfolio	LVIP BlackRock Advantage Allocation Fund_(b)
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$288,362	$-	$61,167	$275,288	$-
Net assets	$288,362	$-	$61,167	$275,288	$-

Net assets by category:
Accumulation reserves	$288,362	$-	$61,167	$275,288	$-
Payout reserves	-	-	-	-	-
Net assets	$288,362	$-	$61,167	$275,288	$-

Units outstanding, December 31, 2022	96,686	-	20,361	147,525	-

Investments in shares of the Underlying Funds, at cost	$296,212	$-	$83,703	$272,562	$-
Underlying Fund shares held	11,466	-	3,886	9,125	-

(b) Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	LVIP BlackRock Global Allocation Fund	LVIP Delaware VIP High Yield Fund	LVIP Delaware VIP Limited-Term Diversified Income Fund	LVIP Delaware VIP REIT Fund	LVIP Delaware VIP Smid Cap Core Fund Service Class
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$63,326	$82,880	$254,565	$19,431	$149,413
Net assets	$63,326	$82,880	$254,565	$19,431	$149,413

Net assets by category:
Accumulation reserves	$40,300	$82,880	$238,132	$19,431	$149,413
Payout reserves	23,026	-	16,433	-	-
Net assets	$63,326	$82,880	$254,565	$19,431	$149,413

Units outstanding, December 31, 2022	6,513	28,564	135,252	4,219	49,077

Investments in shares of the Underlying Funds, at cost	$66,589	$109,539	$271,288	$20,509	$147,431
Underlying Fund shares held	6,092	20,653	27,752	1,608	7,005

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	LVIP Delaware VIP Smid Cap Core Fund Standard Class	LVIP Delaware VIP U.S. Growth Fund	LVIP Delaware VIP Value Fund	MFS® Mid Cap Growth Series	MFS® New Discovery Series
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$349,792	$18,741	$369,411	$76,978	$54,989
Net assets	$349,792	$18,741	$369,411	$76,978	$54,989

Net assets by category:
Accumulation reserves	$349,792	$18,741	$335,073	$76,978	$54,989
Payout reserves	-	-	34,338	-	-
Net assets	$349,792	$18,741	$369,411	$76,978	$54,989

Units outstanding, December 31, 2022	33,176	7,506	48,457	26,306	15,667

Investments in shares of the Underlying Funds, at cost	$338,649	$25,018	$324,164	$107,750	$104,767
Underlying Fund shares held	14,952	2,632	14,217	12,356	6,220

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Net Assets

December 31, 2022

	MFS® Total Return Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio	T. Rowe Price International Stock Portfolio
ASSETS:
Investments in shares of the Underlying Funds, at fair value	$262,341	$109,954	$-	$304,947	$349,048
Net assets	$262,341	$109,954	$-	$304,947	$349,048

Net assets by category:
Accumulation reserves	$262,341	$109,954	$-	$304,947	$349,048
Payout reserves	-	-	-	-	-
Net assets	$262,341	$109,954	$-	$304,947	$349,048

Units outstanding, December 31, 2022	111,667	20,349	-	77,065	152,561

Investments in shares of the Underlying Funds, at cost	$249,081	$84,788	$-	$570,606	$373,933
Underlying Fund shares held	11,952	3,091	-	45,312	26,768

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	AB VPS Growth and Income Portfolio	AB VPS Large Cap Growth Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable Global Thematic Portfolio_(a)	Alger Capital Appreciation Portfolio
INVESTMENT INCOME:
Dividends	$10,576	$-	$2,599	$-	$-

EXPENSES:
Mortality and expense risk fees	11,999	4,932	3,927	65	363
Other expense fees	1,902	784	628	7	42
Total expenses	13,901	5,716	4,555	72	405

Net investment income (loss)	(3,325)	(5,716)	(1,956)	(72)	(405)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	156,704	49,917	46,798	481	2,113
Net realized gain (loss) from sales of investments	9,080	5,608	2,304	26	(30)
Net realized gain (loss)	165,784	55,525	49,102	507	2,083
Change in unrealized gain (loss)	(222,174)	(205,069)	(108,163)	(2,109)	(15,693)
Net realized and unrealized gain (loss)	(56,390)	(149,544)	(59,061)	(1,602)	(13,610)
Net increase (decrease) in net assets from operations	$(59,715)	$(155,260)	$(61,017)	$(1,674)	$(14,015)

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Alger Mid Cap Growth Portfolio	Delaware VIP Emerging Markets Series	Delaware VIP International Series	Delaware VIP Small Cap Value Series	DWS Capital Growth VIP
INVESTMENT INCOME:
Dividends	$-	$55	$6,381	$1,145	$140

EXPENSES:
Mortality and expense risk fees	79	16	5,353	1,723	1,929
Other expense fees	9	2	828	207	309
Total expenses	88	18	6,181	1,930	2,238

Net investment income (loss)	(88)	37	200	(785)	(2,098)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	191	-	35,285	9,474	24,660
Net realized gain (loss) from sales of investments	(30)	4	(6,738)	10,257	631
Net realized gain (loss)	161	4	28,547	19,731	25,291
Change in unrealized gain (loss)	(3,167)	(503)	(123,438)	(39,644)	(85,957)
Net realized and unrealized gain (loss)	(3,006)	(499)	(94,891)	(19,913)	(60,666)
Net increase (decrease) in net assets from operations	$(3,094)	$(462)	$(94,691)	$(20,698)	$(62,764)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	DWS CROCI® U.S. VIP	Eaton Vance VT Floating-Rate Income Fund	Fidelity VIP Asset Manager℠ Portfolio	Fidelity VIP Contrafund® Portfolio	Fidelity VIP Equity-Income Portfolio
INVESTMENT INCOME:
Dividends	$2,432	$1,477	$9,744	$2,716	$61,511

EXPENSES:
Mortality and expense risk fees	1,654	407	6,077	13,426	40,909
Other expense fees	265	65	972	2,148	6,545
Total expenses	1,919	472	7,049	15,574	47,454

Net investment income (loss)	513	1,005	2,695	(12,858)	14,057

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	2,032	-	32,788	51,808	107,888
Net realized gain (loss) from sales of investments	647	(162)	(265)	37,430	19,886
Net realized gain (loss)	2,679	(162)	32,523	89,238	127,774
Change in unrealized gain (loss)	(28,462)	(2,243)	(125,385)	(449,655)	(367,476)
Net realized and unrealized gain (loss)	(25,783)	(2,405)	(92,862)	(360,417)	(239,702)
Net increase (decrease) in net assets from operations	$(25,270)	$(1,400)	$(90,167)	$(373,275)	$(225,645)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Fidelity VIP Growth Opportunities Portfolio	Fidelity VIP Growth Portfolio	Fidelity VIP High Income Portfolio	Fidelity VIP Mid Cap Portfolio	Fidelity VIP Overseas Portfolio
INVESTMENT INCOME:
Dividends	$-	$36,887	$31,792	$1,195	$9,007

EXPENSES:
Mortality and expense risk fees	5,690	74,865	8,078	5,563	10,470
Other expense fees	910	11,978	1,292	890	1,675
Total expenses	6,600	86,843	9,370	6,453	12,145

Net investment income (loss)	(6,600)	(49,956)	22,422	(5,258)	(3,138)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	111,449	444,655	-	30,418	7,619
Net realized gain (loss) from sales of investments	(57,228)	127,443	(12,306)	2,695	4,647
Net realized gain (loss)	54,221	572,098	(12,306)	33,113	12,266
Change in unrealized gain (loss)	(303,424)	(2,407,059)	(101,649)	(110,903)	(282,071)
Net realized and unrealized gain (loss)	(249,203)	(1,834,961)	(113,955)	(77,790)	(269,805)
Net increase (decrease) in net assets from operations	$(255,803)	$(1,884,917)	$(91,533)	$(83,048)	$(272,943)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Fidelity VIP Value Strategies Portfolio	FT VIP Franklin Growth and Income VIP Fund	FT VIP Franklin Large Cap Growth VIP Fund	FT VIP Franklin Mutual Shares VIP Fund	FT VIP Franklin Small-Mid Cap Growth VIP Fund
INVESTMENT INCOME:
Dividends	$411	$4,776	$-	$2,980	$-

EXPENSES:
Mortality and expense risk fees	590	1,983	22	2,024	5,205
Other expense fees	94	317	3	311	833
Total expenses	684	2,300	25	2,335	6,038

Net investment income (loss)	(273)	2,476	(25)	645	(6,038)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	2,156	75,463	419	17,996	108,859
Net realized gain (loss) from sales of investments	476	(1,583)	-	(134)	(6,676)
Net realized gain (loss)	2,632	73,880	419	17,862	102,183
Change in unrealized gain (loss)	(6,690)	(90,250)	(1,291)	(33,542)	(292,887)
Net realized and unrealized gain (loss)	(4,058)	(16,370)	(872)	(15,680)	(190,704)
Net increase (decrease) in net assets from operations	$(4,331)	$(13,894)	$(897)	$(15,035)	$(196,742)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	FT VIP Templeton Foreign VIP Fund	FT VIP Templeton Growth VIP Fund	Goldman Sachs VIT Core Fixed Income Fund	Goldman Sachs VIT Equity Index Fund	Goldman Sachs VIT Government Money Market Fund
INVESTMENT INCOME:
Dividends	$1,574	$11	$7,917	$50,361	$22,064

EXPENSES:
Mortality and expense risk fees	649	84	6,803	60,380	18,476
Other expense fees	101	10	1,089	9,627	2,929
Total expenses	750	94	7,892	70,007	21,405

Net investment income (loss)	824	(83)	25	(19,646)	659

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	-	-	310,557	-
Net realized gain (loss) from sales of investments	(222)	(6)	(7,756)	118,066	-
Net realized gain (loss)	(222)	(6)	(7,756)	428,623	-
Change in unrealized gain (loss)	(5,697)	(856)	(88,747)	(1,527,140)	-
Net realized and unrealized gain (loss)	(5,919)	(862)	(96,503)	(1,098,517)	-
Net increase (decrease) in net assets from operations	$(5,095)	$(945)	$(96,478)	$(1,118,163)	$659

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Goldman Sachs VIT High Quality Floating Rate Fund_(c)	Goldman Sachs VIT International Equity Insights Fund	Goldman Sachs VIT Mid Cap Growth Fund_(a)	Goldman Sachs VIT Mid Cap Value Fund	Goldman Sachs VIT Strategic Growth Fund
INVESTMENT INCOME:
Dividends	$807	$21,662	$-	$8,917	$-

EXPENSES:
Mortality and expense risk fees	2,386	9,327	20,311	27,039	51,048
Other expense fees	382	1,492	3,250	4,326	8,168
Total expenses	2,768	10,819	23,561	31,365	59,216

Net investment income (loss)	(1,961)	10,843	(23,561)	(22,448)	(59,216)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	-	-	56,184	313,166	686,007
Net realized gain (loss) from sales of investments	(6,280)	(10,289)	(42,865)	17,899	8,625
Net realized gain (loss)	(6,280)	(10,289)	13,319	331,065	694,632
Change in unrealized gain (loss)	3,907	(132,051)	(569,277)	(588,230)	(2,442,916)
Net realized and unrealized gain (loss)	(2,373)	(142,340)	(555,958)	(257,165)	(1,748,284)
Net increase (decrease) in net assets from operations	$(4,334)	$(131,497)	$(579,519)	$(279,613)	$(1,807,500)

(a) Name change.  See Note 1.

(c) Fund liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Goldman Sachs VIT U.S. Equity Insights Fund	Invesco V.I. American Franchise Fund	Invesco V.I. American Value Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Conservative Balanced Fund
INVESTMENT INCOME:
Dividends	$15,366	$-	$500	$-	$65

EXPENSES:
Mortality and expense risk fees	33,536	2,070	1,318	729	75
Other expense fees	5,366	326	211	117	12
Total expenses	38,902	2,396	1,529	846	87

Net investment income (loss)	(23,536)	(2,396)	(1,029)	(846)	(22)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	13,495	42,405	20,244	20,897	429
Net realized gain (loss) from sales of investments	(3,477)	1,844	(389)	170	658
Net realized gain (loss)	10,018	44,249	19,855	21,067	1,087
Change in unrealized gain (loss)	(658,104)	(111,792)	(23,343)	(44,036)	(2,496)
Net realized and unrealized gain (loss)	(648,086)	(67,543)	(3,488)	(22,969)	(1,409)
Net increase (decrease) in net assets from operations	$(671,622)	$(69,939)	$(4,517)	$(23,815)	$(1,431)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Invesco V.I. Core Equity Fund	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. EQV International Equity Fund_(a)	Invesco V.I. Global Fund	Invesco V.I. Global Strategic Income Fund
INVESTMENT INCOME:
Dividends	$1,387	$-	$75	$-	$-

EXPENSES:
Mortality and expense risk fees	1,993	207	56	2,626	406
Other expense fees	319	33	7	420	65
Total expenses	2,312	240	63	3,046	471

Net investment income (loss)	(925)	(240)	12	(3,046)	(471)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	23,575	5,185	481	36,983	-
Net realized gain (loss) from sales of investments	(175)	6	(4)	1,135	(198)
Net realized gain (loss)	23,400	5,191	477	38,118	(198)
Change in unrealized gain (loss)	(64,281)	(11,921)	(1,515)	(127,649)	(4,041)
Net realized and unrealized gain (loss)	(40,881)	(6,730)	(1,038)	(89,531)	(4,239)
Net increase (decrease) in net assets from operations	$(41,806)	$(6,970)	$(1,026)	$(92,577)	$(4,710)

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	Invesco V.I. Health Care Fund	Invesco V.I. High Yield Fund	Invesco V.I. Main Street Fund®	Janus Henderson Research Portfolio	LVIP BlackRock Advantage Allocation Fund_(b)
INVESTMENT INCOME:
Dividends	$-	$-	$740	$-	$773

EXPENSES:
Mortality and expense risk fees	3,653	23	826	4,021	437
Other expense fees	585	3	132	643	52
Total expenses	4,238	26	958	4,664	489

Net investment income (loss)	(4,238)	(26)	(218)	(4,664)	284

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	40,229	-	25,727	60,209	2,706
Net realized gain (loss) from sales of investments	903	(445)	(25)	6,332	(21,372)
Net realized gain (loss)	41,132	(445)	25,702	66,541	(18,666)
Change in unrealized gain (loss)	(87,639)	150	(42,275)	(194,230)	7,130
Net realized and unrealized gain (loss)	(46,507)	(295)	(16,573)	(127,689)	(11,536)
Net increase (decrease) in net assets from operations	$(50,745)	$(321)	$(16,791)	$(132,353)	$(11,252)

(b) Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	LVIP BlackRock Global Allocation Fund	LVIP Delaware VIP High Yield Fund	LVIP Delaware VIP Limited-Term Diversified Income Fund	LVIP Delaware VIP REIT Fund	LVIP Delaware VIP Smid Cap Core Fund Service Class
INVESTMENT INCOME:
Dividends	$242	$5,421	$6,509	$701	$288

EXPENSES:
Mortality and expense risk fees	469	1,120	3,266	280	2,030
Other expense fees	56	134	391	33	325
Total expenses	525	1,254	3,657	313	2,355

Net investment income (loss)	(283)	4,167	2,852	388	(2,067)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	1,873	-	-	-	4,950
Net realized gain (loss) from sales of investments	(340)	(1,650)	(329)	26	3,385
Net realized gain (loss)	1,533	(1,650)	(329)	26	8,335
Change in unrealized gain (loss)	(3,263)	(15,137)	(17,329)	(7,348)	(36,469)
Net realized and unrealized gain (loss)	(1,730)	(16,787)	(17,658)	(7,322)	(28,134)
Net increase (decrease) in net assets from operations	$(2,013)	$(12,620)	$(14,806)	$(6,934)	$(30,201)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	LVIP Delaware VIP Smid Cap Core Fund Standard Class	LVIP Delaware VIP U.S. Growth Fund	LVIP Delaware VIP Value Fund	MFS® Mid Cap Growth Series	MFS® New Discovery Series
INVESTMENT INCOME:
Dividends	$1,644	$-	$6,798	$-	$-

EXPENSES:
Mortality and expense risk fees	4,741	266	5,017	1,032	763
Other expense fees	569	30	599	165	122
Total expenses	5,310	296	5,616	1,197	885

Net investment income (loss)	(3,666)	(296)	1,182	(1,197)	(885)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	10,304	3,884	27,293	13,294	21,608
Net realized gain (loss) from sales of investments	2,045	(25)	18,287	(381)	(2,048)
Net realized gain (loss)	12,349	3,859	45,580	12,913	19,560
Change in unrealized gain (loss)	(77,024)	(10,799)	(68,413)	(43,607)	(43,838)
Net realized and unrealized gain (loss)	(64,675)	(6,940)	(22,833)	(30,694)	(24,278)
Net increase (decrease) in net assets from operations	$(68,341)	$(7,236)	$(21,651)	$(31,891)	$(25,163)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Operations

For the Year Ended December 31, 2022

	MFS® Total Return Series	MFS® Utilities Series	Pioneer Mid Cap Value VCT Portfolio	Pioneer Real Estate Shares VCT Portfolio	T. Rowe Price International Stock Portfolio
INVESTMENT INCOME:
Dividends	$4,020	$2,426	$-	$5,836	$2,833

EXPENSES:
Mortality and expense risk fees	3,438	1,361	3	4,713	4,613
Other expense fees	550	218	-	754	738
Total expenses	3,988	1,579	3	5,467	5,351

Net investment income (loss)	32	847	(3)	369	(2,518)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Capital gain distributions	23,907	4,266	-	22,895	8,558
Net realized gain (loss) from sales of investments	2,062	777	357	(27,056)	(168)
Net realized gain (loss)	25,969	5,043	357	(4,161)	8,390
Change in unrealized gain (loss)	(60,408)	(6,883)	(363)	(150,024)	(79,681)
Net realized and unrealized gain (loss)	(34,439)	(1,840)	(6)	(154,185)	(71,291)
Net increase (decrease) in net assets from operations	$(34,407)	$(993)	$(9)	$(153,816)	$(73,809)

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	AB VPS Growth and Income Portfolio		AB VPS Large Cap Growth Portfolio		AB VPS Small/Mid Cap Value Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(3,325)	$(8,054)	$(5,716)	$(6,548)	$(1,956)	$(2,897)
Net realized gain (loss)	165,784	23,769	55,525	42,749	49,102	4,724
Change in unrealized gain (loss)	(222,174)	204,173	(205,069)	70,104	(108,163)	91,745
Net increase (decrease) in net assets from operations	(59,715)	219,888	(155,260)	106,305	(61,017)	93,572

FROM CONTRACT TRANSACTIONS:
Net purchase payments	3,334	3,234	-	-	2,786	2,686
Terminations and withdrawals	(20,417)	(82,298)	(22,225)	(10,778)	(6,821)	(7,519)
Contract benefits	(6,421)	(2,731)	-	-	(1,515)	-
Contract charges	(218)	(222)	(115)	(129)	(49)	(52)
Net transfers between Sub-Accounts	(15,590)	(22,772)	(5,111)	45,439	(2,028)	(8,241)
Other transfers from (to) the General Account	(26)	(536)	(486)	-	144	2
Net increase (decrease) in net assets from Contract transactions	(39,338)	(105,325)	(27,937)	34,532	(7,483)	(13,124)
Net increase (decrease) in net assets	(99,053)	114,563	(183,197)	140,837	(68,500)	80,448

NET ASSETS:
Beginning of year	1,030,408	915,845	522,841	382,004	362,258	281,810
End of year	$931,355	$1,030,408	$339,644	$522,841	$293,758	$362,258

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	AB VPS Sustainable Global Thematic Portfolio_(a)		Alger Capital Appreciation Portfolio		Alger Mid Cap Growth Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(72)	$(85)	$(405)	$(514)	$(88)	$(130)
Net realized gain (loss)	507	714	2,083	7,901	161	2,995
Change in unrealized gain (loss)	(2,109)	384	(15,693)	(1,872)	(3,167)	(2,654)
Net increase (decrease) in net assets from operations	(1,674)	1,013	(14,015)	5,515	(3,094)	211

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	198	214	78	84
Terminations and withdrawals	-	-	-	-	-	-
Contract benefits	-	-	-	-	-	-
Contract charges	(2)	(3)	(18)	(24)	(4)	(7)
Net transfers between Sub-Accounts	-	-	-	-	-	-
Other transfers from (to) the General Account	1	-	1	8	(2)	2
Net increase (decrease) in net assets from Contract transactions	(1)	(3)	181	198	72	79
Net increase (decrease) in net assets	(1,675)	1,010	(13,834)	5,713	(3,022)	290

NET ASSETS:
Beginning of year	5,911	4,901	37,361	31,648	8,344	8,054
End of year	$4,236	$5,911	$23,527	$37,361	$5,322	$8,344

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Delaware VIP Emerging Markets Series		Delaware VIP International Series		Delaware VIP Small Cap Value Series
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$37	$(19)	$200	$(2,855)	$(785)	$(1,457)
Net realized gain (loss)	4	18	28,547	15,169	19,731	84,236
Change in unrealized gain (loss)	(503)	(70)	(123,438)	16,531	(39,644)	(21,865)
Net increase (decrease) in net assets from operations	(462)	(71)	(94,691)	28,845	(20,698)	60,914

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	2,826	3,432	90	420
Terminations and withdrawals	-	-	(27,523)	(62,127)	(5,617)	(331,986)
Contract benefits	-	-	(7,133)	(8,785)	(17,784)	(20,143)
Contract charges	(2)	-	(164)	(190)	(51)	(62)
Net transfers between Sub-Accounts	-	-	3,640	11,163	(6,410)	(6,020)
Other transfers from (to) the General Account	(1)	(1)	25	(413)	(454)	(9,434)
Net increase (decrease) in net assets from Contract transactions	(3)	(1)	(28,329)	(56,920)	(30,226)	(367,225)
Net increase (decrease) in net assets	(465)	(72)	(123,020)	(28,075)	(50,924)	(306,311)

NET ASSETS:
Beginning of year	1,622	1,694	523,916	551,991	172,366	478,677
End of year	$1,157	$1,622	$400,896	$523,916	$121,442	$172,366

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	DWS Capital Growth VIP		DWS CROCI®U.S. VIP		Eaton Vance VT Floating-Rate Income Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(2,098)	$(2,329)	$513	$688	$1,005	$506
Net realized gain (loss)	25,291	17,910	2,679	1,305	(162)	(39)
Change in unrealized gain (loss)	(85,957)	19,827	(28,462)	29,866	(2,243)	271
Net increase (decrease) in net assets from operations	(62,764)	35,408	(25,270)	31,859	(1,400)	738

FROM CONTRACT TRANSACTIONS:
Net purchase payments	331	331	-	-	38	38
Terminations and withdrawals	(1,901)	(14,216)	(320)	(7,075)	(1,114)	(1,428)
Contract benefits	-	-	(4,243)	-	(1,381)	(1,305)
Contract charges	(89)	(107)	(63)	(59)	(12)	(10)
Net transfers between Sub-Accounts	3,750	(1,300)	(3,000)	363	(681)	3,365
Other transfers from (to) the General Account	-	-	75	-	(26)	(9)
Net increase (decrease) in net assets from Contract transactions	2,091	(15,292)	(7,551)	(6,771)	(3,176)	651
Net increase (decrease) in net assets	(60,673)	20,116	(32,821)	25,088	(4,576)	1,389

NET ASSETS:
Beginning of year	196,864	176,748	155,081	129,993	35,342	33,953
End of year	$136,191	$196,864	$122,260	$155,081	$30,766	$35,342

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Fidelity VIP Asset Manager℠ Portfolio		Fidelity VIP Contrafund® Portfolio		Fidelity VIP Equity-Income Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,695	$539	$(12,858)	$(20,594)	$14,057	$15,207
Net realized gain (loss)	32,523	14,516	89,238	310,789	127,774	409,052
Change in unrealized gain (loss)	(125,385)	31,223	(449,655)	34,130	(367,476)	250,923
Net increase (decrease) in net assets from operations	(90,167)	46,278	(373,275)	324,325	(225,645)	675,182

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	1,750	6,449	6,300	13,196	14,720
Terminations and withdrawals	(19,255)	(26,532)	(34,610)	(55,378)	(110,606)	(152,153)
Contract benefits	(6,601)	-	(7,454)	(36,807)	(16,610)	(2,721)
Contract charges	(291)	(319)	(174)	(188)	(1,444)	(1,427)
Net transfers between Sub-Accounts	(7,438)	6,148	(63,590)	(212,623)	(20,887)	3,878
Other transfers from (to) the General Account	836	873	(14)	7	(162)	(44)
Net increase (decrease) in net assets from Contract transactions	(32,749)	(18,080)	(99,393)	(298,689)	(136,513)	(137,747)
Net increase (decrease) in net assets	(122,916)	28,198	(472,668)	25,636	(362,158)	537,435

NET ASSETS:
Beginning of year	564,042	535,844	1,394,141	1,368,505	3,551,457	3,014,022
End of year	$441,126	$564,042	$921,473	$1,394,141	$3,189,299	$3,551,457

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Fidelity VIP Growth Opportunities Portfolio		Fidelity VIP Growth Portfolio		Fidelity VIP High Income Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(6,600)	$(4,098)	$(49,956)	$(107,280)	$22,422	$28,465
Net realized gain (loss)	54,221	29,287	572,098	1,984,681	(12,306)	(2,057)
Change in unrealized gain (loss)	(303,424)	(23,553)	(2,407,059)	(453,034)	(101,649)	(5,736)
Net increase (decrease) in net assets from operations	(255,803)	1,636	(1,884,917)	1,424,367	(91,533)	20,672

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	14,061	15,523	120	1,870
Terminations and withdrawals	(180,907)	(1,029)	(336,671)	(857,116)	(27,926)	(41,808)
Contract benefits	-	-	(59,355)	(2,839)	(7,714)	(2,548)
Contract charges	(31)	(36)	(2,701)	(2,848)	(298)	(303)
Net transfers between Sub-Accounts	4,200	669,606	(1,927)	(25,361)	(17,529)	27,434
Other transfers from (to) the General Account	1	(1)	114	(275)	155	349
Net increase (decrease) in net assets from Contract transactions	(176,737)	668,540	(386,479)	(872,916)	(53,192)	(15,006)
Net increase (decrease) in net assets	(432,540)	670,176	(2,271,396)	551,451	(144,725)	5,666

NET ASSETS:
Beginning of year	781,187	111,011	7,546,041	6,994,590	731,566	725,900
End of year	$348,647	$781,187	$5,274,645	$7,546,041	$586,841	$731,566

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Fidelity VIP Mid Cap Portfolio		Fidelity VIP Overseas Portfolio		Fidelity VIP Value Strategies Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(5,258)	$(7,168)	$(3,138)	$(9,283)	$(273)	$(89)
Net realized gain (loss)	33,113	151,265	12,266	124,126	2,632	4,583
Change in unrealized gain (loss)	(110,903)	(18,148)	(282,071)	50,233	(6,690)	7,591
Net increase (decrease) in net assets from operations	(83,048)	125,949	(272,943)	165,076	(4,331)	12,085

FROM CONTRACT TRANSACTIONS:
Net purchase payments	3,939	5,200	5,436	5,933	780	780
Terminations and withdrawals	(20,470)	(31,923)	(12,320)	(111,867)	(548)	(582)
Contract benefits	(2,928)	-	(1,420)	-	-	-
Contract charges	(91)	(86)	(307)	(297)	(34)	(31)
Net transfers between Sub-Accounts	214	(147,658)	7,035	62,307	(643)	(500)
Other transfers from (to) the General Account	80	17	472	505	(1)	-
Net increase (decrease) in net assets from Contract transactions	(19,256)	(174,450)	(1,104)	(43,419)	(446)	(333)
Net increase (decrease) in net assets	(102,304)	(48,501)	(274,047)	121,657	(4,777)	11,752

NET ASSETS:
Beginning of year	525,208	573,709	1,069,900	948,243	50,409	38,657
End of year	$422,904	$525,208	$795,853	$1,069,900	$45,632	$50,409

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	FT VIP Franklin Growth and Income VIP Fund		FT VIP Franklin Large Cap Growth VIP Fund		FT VIP Franklin Mutual Shares VIP Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$2,476	$1,557	$(25)	$(32)	$645	$2,257
Net realized gain (loss)	73,880	11,153	419	289	17,862	1,531
Change in unrealized gain (loss)	(90,250)	20,126	(1,291)	32	(33,542)	24,837
Net increase (decrease) in net assets from operations	(13,894)	32,836	(897)	289	(15,035)	28,625

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,700	2,600	-	-	2,790	3,020
Terminations and withdrawals	(1,792)	(3,606)	-	-	(1,576)	(16,223)
Contract benefits	-	-	-	-	-	-
Contract charges	(43)	(44)	(2)	(2)	(58)	(61)
Net transfers between Sub-Accounts	(1,676)	(220)	-	-	(184)	(12,297)
Other transfers from (to) the General Account	40	2	(1)	(1)	439	439
Net increase (decrease) in net assets from Contract transactions	(771)	(1,268)	(3)	(3)	1,411	(25,122)
Net increase (decrease) in net assets	(14,665)	31,568	(900)	286	(13,624)	3,503

NET ASSETS:
Beginning of year	171,163	139,595	2,400	2,114	171,239	167,735
End of year	$156,498	$171,163	$1,500	$2,400	$157,615	$171,239

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	FT VIP Franklin Small-Mid Cap Growth VIP Fund		FT VIP Templeton Foreign VIP Fund		FT VIP Templeton Growth VIP Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(6,038)	$(8,231)	$824	$250	$(83)	$(23)
Net realized gain (loss)	102,183	74,763	(222)	132	(6)	4
Change in unrealized gain (loss)	(292,887)	(22,378)	(5,697)	1,222	(856)	254
Net increase (decrease) in net assets from operations	(196,742)	44,154	(5,095)	1,604	(945)	235

FROM CONTRACT TRANSACTIONS:
Net purchase payments	5,248	6,449	985	1,315	198	214
Terminations and withdrawals	(10,043)	(15,399)	(529)	(1,436)	-	-
Contract benefits	-	-	(1,386)	-	-	-
Contract charges	(67)	(85)	(16)	(17)	(7)	(4)
Net transfers between Sub-Accounts	14,078	(19,692)	537	(1,347)	-	-
Other transfers from (to) the General Account	(3)	1,289	(1)	1	-	-
Net increase (decrease) in net assets from Contract transactions	9,213	(27,438)	(410)	(1,484)	191	210
Net increase (decrease) in net assets	(187,529)	16,716	(5,505)	120	(754)	445

NET ASSETS:
Beginning of year	561,713	544,997	56,961	56,840	7,402	6,957
End of year	$374,184	$561,713	$51,456	$56,961	$6,648	$7,402

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT Core Fixed Income Fund		Goldman Sachs VIT Equity Index Fund		Goldman Sachs VIT Government Money Market Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$25	$(1,908)	$(19,646)	$(25,380)	$659	$(16,301)
Net realized gain (loss)	(7,756)	4,099	428,623	553,469	-	-
Change in unrealized gain (loss)	(88,747)	(23,556)	(1,527,140)	687,271	-	-
Net increase (decrease) in net assets from operations	(96,478)	(21,365)	(1,118,163)	1,215,360	659	(16,301)

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,500	1,620	6,843	10,804	17,728	16,757
Terminations and withdrawals	(52,614)	(57,149)	(196,803)	(308,223)	(144,300)	(65,121)
Contract benefits	(3,810)	(2,791)	(109,964)	(36,989)	(63,475)	(13,871)
Contract charges	(333)	(404)	(1,792)	(1,766)	(1,044)	(844)
Net transfers between Sub-Accounts	(359)	158,581	(30,446)	92,114	599,688	26,646
Other transfers from (to) the General Account	88	(1)	48,025	11,136	47,742	10,341
Net increase (decrease) in net assets from Contract transactions	(55,528)	99,856	(284,137)	(232,924)	456,339	(26,092)
Net increase (decrease) in net assets	(152,006)	78,491	(1,402,300)	982,436	456,998	(42,393)

NET ASSETS:
Beginning of year	626,014	547,523	5,740,936	4,758,500	1,134,495	1,176,888
End of year	$474,008	$626,014	$4,338,636	$5,740,936	$1,591,493	$1,134,495

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT High Quality Floating Rate Fund_(c)		Goldman Sachs VIT International Equity Insights Fund		Goldman Sachs VIT Mid Cap Growth Fund_(a)
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(1,961)	$(8,381)	$10,843	$8,864	$(23,561)	$(33,986)
Net realized gain (loss)	(6,280)	(279)	(10,289)	30,358	13,319	311,365
Change in unrealized gain (loss)	3,907	(289)	(132,051)	51,963	(569,277)	(51,787)
Net increase (decrease) in net assets from operations	(4,334)	(8,949)	(131,497)	91,185	(579,519)	225,592

FROM CONTRACT TRANSACTIONS:
Net purchase payments	300	1,100	918	885	72	72
Terminations and withdrawals	(5,802)	(36,015)	(19,182)	(62,936)	(42,663)	(180,244)
Contract benefits	-	(911)	(13,140)	(345)	(3,522)	(83)
Contract charges	(26)	(223)	(291)	(307)	(634)	(695)
Net transfers between Sub-Accounts	(577,564)	4,846	(17,442)	(61,372)	7,391	(468,344)
Other transfers from (to) the General Account	(1)	-	(695)	128	25	(2,046)
Net increase (decrease) in net assets from Contract transactions	(583,093)	(31,203)	(49,832)	(123,947)	(39,331)	(651,340)
Net increase (decrease) in net assets	(587,427)	(40,152)	(181,329)	(32,762)	(618,850)	(425,748)

NET ASSETS:
Beginning of year	587,427	627,579	883,098	915,860	2,128,197	2,553,945
End of year	$-	$587,427	$701,769	$883,098	$1,509,347	$2,128,197

(a) Name change.  See Note 1.

(c) Fund liquidation.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Goldman Sachs VIT Mid Cap Value Fund		Goldman Sachs VIT Strategic Growth Fund		Goldman Sachs VIT U.S. Equity Insights Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(22,448)	$(28,853)	$(59,216)	$(75,881)	$(23,536)	$(26,469)
Net realized gain (loss)	331,065	371,491	694,632	839,712	10,018	755,853
Change in unrealized gain (loss)	(588,230)	235,869	(2,442,916)	176,520	(658,104)	(21,091)
Net increase (decrease) in net assets from operations	(279,613)	578,507	(1,807,500)	940,351	(671,622)	708,293

FROM CONTRACT TRANSACTIONS:
Net purchase payments	96	796	8,231	8,756	14,449	16,876
Terminations and withdrawals	(98,963)	(184,384)	(171,769)	(494,345)	(119,746)	(135,012)
Contract benefits	(15,122)	(25,631)	(14,584)	(5,484)	(107,694)	(34,168)
Contract charges	(884)	(874)	(1,751)	(1,885)	(900)	(932)
Net transfers between Sub-Accounts	(31,432)	(34,022)	56,660	(67,736)	3,387	(10,342)
Other transfers from (to) the General Account	7	(32)	642	715	49,080	7,062
Net increase (decrease) in net assets from Contract transactions	(146,298)	(244,147)	(122,571)	(559,979)	(161,424)	(156,516)
Net increase (decrease) in net assets	(425,911)	334,360	(1,930,071)	380,372	(833,046)	551,777

NET ASSETS:
Beginning of year	2,477,054	2,142,694	5,422,441	5,042,069	3,231,923	2,680,146
End of year	$2,051,143	$2,477,054	$3,492,370	$5,422,441	$2,398,877	$3,231,923

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Invesco V.I. American Franchise Fund		Invesco V.I. American Value Fund		Invesco V.I. Capital Appreciation Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(2,396)	$(5,646)	$(1,029)	$(786)	$(846)	$(1,011)
Net realized gain (loss)	44,249	153,548	19,855	45	21,067	4,529
Change in unrealized gain (loss)	(111,792)	(107,674)	(23,343)	5,919	(44,036)	9,269
Net increase (decrease) in net assets from operations	(69,939)	40,228	(4,517)	5,178	(23,815)	12,787

FROM CONTRACT TRANSACTIONS:
Net purchase payments	90	420	3,939	3,400	-	-
Terminations and withdrawals	(12,319)	(4,339)	(2,066)	(1,642)	(567)	(613)
Contract benefits	(2,071)	-	-	-	-	-
Contract charges	(52)	(49)	(20)	(11)	(8)	(7)
Net transfers between Sub-Accounts	1,660	(241,224)	(139)	103,197	-	-
Other transfers from (to) the General Account	94	618	-	13	-	-
Net increase (decrease) in net assets from Contract transactions	(12,598)	(244,574)	1,714	104,957	(575)	(620)
Net increase (decrease) in net assets	(82,537)	(204,346)	(2,803)	110,135	(24,390)	12,167

NET ASSETS:
Beginning of year	218,147	422,493	110,135	-	74,719	62,552
End of year	$135,610	$218,147	$107,332	$110,135	$50,329	$74,719

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Invesco V.I. Conservative Balanced Fund		Invesco V.I. Core Equity Fund		Invesco V.I. Discovery Mid Cap Growth Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(22)	$(18)	$(925)	$(1,527)	$(240)	$(298)
Net realized gain (loss)	1,087	777	23,400	8,042	5,191	2,910
Change in unrealized gain (loss)	(2,496)	130	(64,281)	36,201	(11,921)	588
Net increase (decrease) in net assets from operations	(1,431)	889	(41,806)	42,716	(6,970)	3,200

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	718	718	-	-
Terminations and withdrawals	(4,365)	(815)	(3,450)	(9,275)	-	-
Contract benefits	-	-	-	-	-	-
Contract charges	(8)	(8)	(117)	(107)	-	-
Net transfers between Sub-Accounts	21	765	(9,578)	(20,909)	938	(1,084)
Other transfers from (to) the General Account	-	-	(523)	(158)	-	(3)
Net increase (decrease) in net assets from Contract transactions	(4,352)	(58)	(12,950)	(29,731)	938	(1,087)
Net increase (decrease) in net assets	(5,783)	831	(54,756)	12,985	(6,032)	2,113

NET ASSETS:
Beginning of year	11,056	10,225	192,825	179,840	21,436	19,323
End of year	$5,273	$11,056	$138,069	$192,825	$15,404	$21,436

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Invesco V.I. EQV International Equity Fund_(a)		Invesco V.I. Global Fund		Invesco V.I. Global Strategic Income Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$12	$(7)	$(3,046)	$(3,989)	$(471)	$1,028
Net realized gain (loss)	477	368	38,118	19,533	(198)	(569)
Change in unrealized gain (loss)	(1,515)	(142)	(127,649)	18,512	(4,041)	(2,373)
Net increase (decrease) in net assets from operations	(1,026)	219	(92,577)	34,056	(4,710)	(1,914)

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	115	115	96	96
Terminations and withdrawals	-	-	(885)	(5,247)	(250)	(6,224)
Contract benefits	-	-	(2,769)	-	-	-
Contract charges	(2)	(5)	(63)	(75)	(16)	(16)
Net transfers between Sub-Accounts	-	-	4,121	(3,143)	830	1,059
Other transfers from (to) the General Account	1	3	156	155	-	-
Net increase (decrease) in net assets from Contract transactions	(1)	(2)	675	(8,195)	660	(5,085)
Net increase (decrease) in net assets	(1,027)	217	(91,902)	25,861	(4,050)	(6,999)

NET ASSETS:
Beginning of year	5,259	5,042	280,622	254,761	35,866	42,865
End of year	$4,232	$5,259	$188,720	$280,622	$31,816	$35,866

(a) Name change.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Invesco V.I. Health Care Fund		Invesco V.I. High Yield Fund		Invesco V.I. Main Street Fund®
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(4,238)	$(4,158)	$(26)	$100	$(218)	$(678)
Net realized gain (loss)	41,132	40,932	(445)	(3)	25,702	4,752
Change in unrealized gain (loss)	(87,639)	(2,866)	150	(11)	(42,275)	12,001
Net increase (decrease) in net assets from operations	(50,745)	33,908	(321)	86	(16,791)	16,075

FROM CONTRACT TRANSACTIONS:
Net purchase payments	199	199	-	-	96	96
Terminations and withdrawals	(5,337)	(15,192)	(2,611)	-	(744)	(695)
Contract benefits	-	-	-	-	-	-
Contract charges	(82)	(80)	(30)	(30)	(35)	(35)
Net transfers between Sub-Accounts	(4,057)	3,225	-	-	(66)	(489)
Other transfers from (to) the General Account	28	-	(11)	(1)	198	197
Net increase (decrease) in net assets from Contract transactions	(9,249)	(11,848)	(2,652)	(31)	(551)	(926)
Net increase (decrease) in net assets	(59,994)	22,060	(2,973)	55	(17,342)	15,149

NET ASSETS:
Beginning of year	348,356	326,296	2,973	2,918	78,509	63,360
End of year	$288,362	$348,356	$-	$2,973	$61,167	$78,509

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Janus Henderson Research Portfolio		LVIP BlackRock Advantage Allocation Fund_(b)		LVIP BlackRock Global Allocation Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(4,664)	$(5,844)	$284	$(310)	$(283)	$-
Net realized gain (loss)	66,541	31,253	(18,666)	5,734	1,533	-
Change in unrealized gain (loss)	(194,230)	41,787	7,130	1,006	(3,263)	-
Net increase (decrease) in net assets from operations	(132,353)	67,196	(11,252)	6,430	(2,013)	-

FROM CONTRACT TRANSACTIONS:
Net purchase payments	2,965	2,865	50	130	70	-
Terminations and withdrawals	(22,316)	(2,724)	(313)	(804)	-	-
Contract benefits	-	-	(11,299)	(23,693)	(4,769)	-
Contract charges	(75)	(85)	(6)	(38)	(24)	-
Net transfers between Sub-Accounts	(5,847)	(17,716)	(69,903)	2,071	70,083	-
Other transfers from (to) the General Account	(466)	445	170	(23)	(21)	-
Net increase (decrease) in net assets from Contract transactions	(25,739)	(17,215)	(81,301)	(22,357)	65,339	-
Net increase (decrease) in net assets	(158,092)	49,981	(92,553)	(15,927)	63,326	-

NET ASSETS:
Beginning of year	433,380	383,399	92,553	108,480	-	-
End of year	$275,288	$433,380	$-	$92,553	$63,326	$-

(b) Merger.  See Note 1.

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	LVIP Delaware VIP High Yield Fund		LVIP Delaware VIP Limited-Term Diversified Income Fund		LVIP Delaware VIP REIT Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$4,167	$8,665	$2,852	$884	$388	$353
Net realized gain (loss)	(1,650)	(951)	(329)	205	26	36
Change in unrealized gain (loss)	(15,137)	(4,158)	(17,329)	(6,886)	(7,348)	7,235
Net increase (decrease) in net assets from operations	(12,620)	3,556	(14,806)	(5,797)	(6,934)	7,624

FROM CONTRACT TRANSACTIONS:
Net purchase payments	120	130	-	-	120	130
Terminations and withdrawals	(6,201)	(6,214)	-	-	-	-
Contract benefits	-	(2,607)	(6,136)	(6,704)	-	-
Contract charges	(114)	(118)	(11)	(11)	(11)	(12)
Net transfers between Sub-Accounts	(40)	714	3,711	976	-	-
Other transfers from (to) the General Account	-	-	(39)	(14)	-	-
Net increase (decrease) in net assets from Contract transactions	(6,235)	(8,095)	(2,475)	(5,753)	109	118
Net increase (decrease) in net assets	(18,855)	(4,539)	(17,281)	(11,550)	(6,825)	7,742

NET ASSETS:
Beginning of year	101,735	106,274	271,846	283,396	26,256	18,514
End of year	$82,880	$101,735	$254,565	$271,846	$19,431	$26,256

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	LVIP Delaware VIP Smid Cap Core Fund Service Class		LVIP Delaware VIP Smid Cap Core Fund Standard Class		LVIP Delaware VIP U.S. Growth Fund
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$(2,067)	$(1,853)	$(3,666)	$(2,352)	$(296)	$(332)
Net realized gain (loss)	8,335	18,200	12,349	80,955	3,859	5,674
Change in unrealized gain (loss)	(36,469)	22,005	(77,024)	15,629	(10,799)	(1,843)
Net increase (decrease) in net assets from operations	(30,201)	38,352	(68,341)	94,232	(7,236)	3,499

FROM CONTRACT TRANSACTIONS:
Net purchase payments	311	311	558	924	-	-
Terminations and withdrawals	(31,826)	(9,388)	(36,553)	(350,553)	-	-
Contract benefits	-	-	-	-	-	-
Contract charges	(57)	(48)	(215)	(204)	(21)	(21)
Net transfers between Sub-Accounts	(1,801)	(1,265)	997	(5,663)	1,370	284
Other transfers from (to) the General Account	63	-	-	(7,286)	-	-
Net increase (decrease) in net assets from Contract transactions	(33,310)	(10,390)	(35,213)	(362,782)	1,349	263
Net increase (decrease) in net assets	(63,511)	27,962	(103,554)	(268,550)	(5,887)	3,762

NET ASSETS:
Beginning of year	212,924	184,962	453,346	721,896	24,628	20,866
End of year	$149,413	$212,924	$349,792	$453,346	$18,741	$24,628

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	LVIP Delaware VIP Value Fund		MFS® Mid Cap Growth Series		MFS® New Discovery Series
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$1,182	$19,027	$(1,197)	$(1,467)	$(885)	$(935)
Net realized gain (loss)	45,580	63,197	12,913	22,595	19,560	16,713
Change in unrealized gain (loss)	(68,413)	2,754	(43,607)	(9,367)	(43,838)	(19,224)
Net increase (decrease) in net assets from operations	(21,651)	84,978	(31,891)	11,761	(25,163)	(3,446)

FROM CONTRACT TRANSACTIONS:
Net purchase payments	-	-	48	48	29	29
Terminations and withdrawals	(56,324)	(15,948)	(111)	(942)	(1,795)	(3,202)
Contract benefits	(19,758)	(24,928)	-	-	(1,610)	-
Contract charges	(129)	(140)	(6)	(7)	(33)	(45)
Net transfers between Sub-Accounts	(2,805)	2,272	2,134	955	2,828	46,479
Other transfers from (to) the General Account	(461)	(38)	-	-	(18)	-
Net increase (decrease) in net assets from Contract transactions	(79,477)	(38,782)	2,065	54	(599)	43,261
Net increase (decrease) in net assets	(101,128)	46,196	(29,826)	11,815	(25,762)	39,815

NET ASSETS:
Beginning of year	470,539	424,343	106,804	94,989	80,751	40,936
End of year	$369,411	$470,539	$76,978	$106,804	$54,989	$80,751

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	MFS® Total Return Series		MFS® Utilities Series		Pioneer Mid Cap Value VCT Portfolio
	2022	2021	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$32	$409	$847	$(229)	$(3)	$(28)
Net realized gain (loss)	25,969	21,569	5,043	19,624	357	314
Change in unrealized gain (loss)	(60,408)	12,549	(6,883)	(5,341)	(363)	663
Net increase (decrease) in net assets from operations	(34,407)	34,527	(993)	14,054	(9)	949

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,071	1,071	2,700	2,600	-	-
Terminations and withdrawals	(4,832)	(22,734)	(632)	(24,948)	-	(135)
Contract benefits	-	-	-	(22,336)	(2,198)	(2,198)
Contract charges	(38)	(67)	(25)	(22)	-	-
Net transfers between Sub-Accounts	(7,768)	3,485	(938)	(7,272)	-	-
Other transfers from (to) the General Account	(9)	(1)	-	2	(94)	(41)
Net increase (decrease) in net assets from Contract transactions	(11,576)	(18,246)	1,105	(51,976)	(2,292)	(2,374)
Net increase (decrease) in net assets	(45,983)	16,281	112	(37,922)	(2,301)	(1,425)

NET ASSETS:
Beginning of year	308,324	292,043	109,842	147,764	2,301	3,726
End of year	$262,341	$308,324	$109,954	$109,842	$-	$2,301

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Statements of Changes in Net Assets

For the Years Ended December 31, 2022 and 2021

	Pioneer Real Estate Shares VCT Portfolio		T. Rowe Price International Stock Portfolio
	2022	2021	2022	2021
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment income (loss)	$369	$(1,969)	$(2,518)	$(3,916)
Net realized gain (loss)	(4,161)	(60,584)	8,390	36,979
Change in unrealized gain (loss)	(150,024)	206,649	(79,681)	(33,244)
Net increase (decrease) in net assets from operations	(153,816)	144,096	(73,809)	(181)

FROM CONTRACT TRANSACTIONS:
Net purchase payments	1,290	2,600	761	729
Terminations and withdrawals	(7,613)	(72,167)	(13,742)	(21,029)
Contract benefits	-	(19,438)	(4,903)	-
Contract charges	(56)	(57)	(178)	(199)
Net transfers between Sub-Accounts	(28,800)	(3,699)	2,843	9,354
Other transfers from (to) the General Account	265	-	492	387
Net increase (decrease) in net assets from Contract transactions	(34,914)	(92,761)	(14,727)	(10,758)
Net increase (decrease) in net assets	(188,730)	51,335	(88,536)	(10,939)

NET ASSETS:
Beginning of year	493,677	442,342	437,584	448,523
End of year	$304,947	$493,677	$349,048	$437,584

The accompanying notes are an integral part of these financial statements.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 1 - Organization

Separate Account VA-K of First Allmerica Financial Life Insurance Company (“Separate Account VA-K“ or the “Separate Account”), which is a funding vehicle for the Allmerica Advantage, ExecAnnuity Plus and Allmerica Premier Choice variable annuity contracts, in addition to the Delaware Golden Medallion and Delaware Medallion I, Delaware Medallion II, and Delaware Medallion III variable annuity contracts, is a separate investment account of First Allmerica Financial Life Insurance Company (“FAFLIC”), established on April 1, 1994, for the purpose of separating from the general assets of FAFLIC (the “General Account”) those assets used to fund the variable portion of certain variable annuity contracts (the “Contracts”) issued by FAFLIC. FAFLIC is the Sponsor of the Separate Account. FAFLIC is a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company (“Commonwealth Annuity”). Commonwealth Annuity is a wholly-owned indirect subsidiary of Global Atlantic Financial Group Limited (“GAFG”), a Bermuda company. GAFG is a majority-owned subsidiary of KKR & Co., Inc.

FAFLIC is subject to the laws of the Commonwealth of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, FAFLIC is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of FAFLIC. The Separate Account cannot be charged with liabilities arising out of any other business of FAFLIC. The General Account is subject to the claims of creditors.

The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”). Global Atlantic Distributors, LLC is the principal underwriter for the Separate Account. Global Atlantic Distributors, LLC, an affiliate of FAFLIC, is a wholly-owned indirect subsidiary of GAFG.

The Separate Account is divided into Sub-Accounts, each of which invests exclusively in a fund. Sixty-seven Sub-Accounts were offered by the Separate Account during 2022, of which sixty-five had activity. Two Sub-Accounts had no Contract owner activity during the year and a zero balance at December 31, 2022. The two Sub-Accounts are as follows:

Sub-Accounts With No Activity
Alger Small Cap Growth Portfolio
FT VIP Franklin Small Cap Value VIP Fund

Each Sub-Account invests exclusively in one of the funds (“Underlying Funds”) that are part of the following fund groups:
Fund Group
AB Variable Products Series Fund, Inc.
Aim Variable Insurance Funds (Invesco Variable Insurance Funds)
Delaware VIP Trust
Deutsche DWS Variable Series I
Deutsche DWS Variable Series II
Eaton Vance Variable Trust
Fidelity Variable Insurance Products Funds
Franklin Templeton Variable Insurance Products Trust
Goldman Sachs Variable Insurance Trust
Janus Aspen Series
Lincoln Variable Insurance Products Trust
MFS® Variable Insurance Trust
Pioneer Variable Contracts Trust
T. Rowe Price International Series, Inc.
The Alger Portfolios

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 1 - Organization (Continued)

Purchase payments for the Separate Account are allocated to one or more of the Sub-Accounts that comprise the Separate Account. As directed by the owners, amounts may be invested in an Underlying Fund as follows:

Underlying Fund	Class
AB VPS Growth and Income Portfolio	Class B
AB VPS Large Cap Growth Portfolio	Class B
AB VPS Small/Mid Cap Value Portfolio	Class B
AB VPS Sustainable Global Thematic Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
Alger Mid Cap Growth Portfolio	Class I-2
Alger Small Cap Growth Portfolio	Class I-2
Delaware VIP Emerging Markets Series	Standard Class
Delaware VIP International Series	Standard Class
Delaware VIP Small Cap Value Series	Standard Class
DWS Capital Growth VIP	Class A
DWS CROCI® U.S. VIP	Class A
Eaton Vance VT Floating-Rate Income Fund	-
Fidelity VIP Asset Manager℠ Portfolio	Initial Class
Fidelity VIP Contrafund® Portfolio	Service Class 2
Fidelity VIP Equity-Income Portfolio	Initial Class
Fidelity VIP Growth Opportunities Portfolio	Service Class 2
Fidelity VIP Growth Portfolio	Initial Class
Fidelity VIP High Income Portfolio	Initial Class
Fidelity VIP Mid Cap Portfolio	Service Class 2
Fidelity VIP Overseas Portfolio	Initial Class
Fidelity VIP Value Strategies Portfolio	Service Class 2
FT VIP Franklin Growth and Income VIP Fund	Class 2
FT VIP Franklin Large Cap Growth VIP Fund	Class 2
FT VIP Franklin Mutual Shares VIP Fund	Class 2
FT VIP Franklin Small Cap Value VIP Fund	Class 2
FT VIP Franklin Small-Mid Cap Growth VIP Fund	Class 2
FT VIP Templeton Foreign VIP Fund	Class 2
FT VIP Templeton Growth VIP Fund	Class 2
Goldman Sachs VIT Core Fixed Income Fund	Service Shares
Goldman Sachs VIT Equity Index Fund	Service Shares
Goldman Sachs VIT Government Money Market Fund	Service Shares
Goldman Sachs VIT High Quality Floating Rate Fund	Service Shares
Goldman Sachs VIT International Equity Insights Fund	Service Shares
Goldman Sachs VIT Mid Cap Growth Fund	Service Shares
Goldman Sachs VIT Mid Cap Value Fund	Service Shares
Goldman Sachs VIT Strategic Growth Fund	Service Shares
Goldman Sachs VIT U.S. Equity Insights Fund	Service Shares
Invesco V.I. American Franchise Fund	Series I Shares
Invesco V.I. American Value Fund	Series II Shares
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Conservative Balanced Fund	Series II
Invesco V.I. Core Equity Fund	Series I Shares
Invesco V.I. Discovery Mid Cap Growth Fund	Series II
Invesco V.I. EQV International Equity Fund	Series I Shares
Invesco V.I. Global Fund	Series II
Invesco V.I. Global Strategic Income Fund	Series II
Invesco V.I. Health Care Fund	Series I Shares

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 1 - Organization (Continued)

Underlying Fund (Continued)	Class
Invesco V.I. High Yield Fund	Series I Shares
Invesco V.I. Main Street Fund®	Series II
Janus Henderson Research Portfolio	Service Shares
LVIP BlackRock Advantage Allocation Fund	Standard Class
LVIP BlackRock Global Allocation Fund	Standard Class
LVIP Delaware VIP High Yield Fund	Standard Class
LVIP Delaware VIP Limited-Term Diversified Income Fund	Standard Class
LVIP Delaware VIP REIT Fund	Standard Class
LVIP Delaware VIP Smid Cap Core Fund	Service Class
LVIP Delaware VIP Smid Cap Core Fund	Standard Class
LVIP Delaware VIP U.S. Growth Fund	Standard Class
LVIP Delaware VIP Value Fund	Standard Class
MFS® Mid Cap Growth Series	Service Class
MFS® New Discovery Series	Service Class
MFS® Total Return Series	Service Class
MFS® Utilities Series	Service Class
Pioneer Mid Cap Value VCT Portfolio	Class II
Pioneer Real Estate Shares VCT Portfolio	Class II
T. Rowe Price International Stock Portfolio	-

In 2022 the following Sub-Accounts were renamed:

Date	New Name	Old Name
April 29, 2022	Goldman Sachs VIT Mid Cap Growth Fund	Goldman Sachs VIT Growth Opportunities Fund
April 29, 2022	Invesco V.I. EQV International Equity Fund	Invesco V.I. International Growth Fund
May 2, 2022	AB VPS Sustainable Global Thematic Portfolio	AB VPS Global Thematic Growth Portfolio

In 2022 the following Underlying Fund of a Sub-Account was merged:

Date	Surviving Fund	Closed Fund
June 13, 2022	LVIP BlackRock Global Allocation Fund	LVIP BlackRock Advantage Allocation Fund

Underlying Fund mergers are effectively corporate actions of the related Sub-Account investments.  Upon the date of the Underlying Fund merger the net assets of the Sub-Account investing in the closed fund are transferred to the Sub-Account investing in the surviving fund.  These transfers are reflected in the Net Transfers between Sub-Accounts line of the Statements of Changes in Net Assets.  Note that for periods presented throughout the financial statements and financial highlights, Sub-Accounts investing in closed funds are presented from January 1, 2022 through the merger date referenced above and Sub-Accounts investing in the surviving fund are presented from the merger date through December 31, 2022.

In 2022 the following Sub-Account was liquidated:

Date	Liquidated Sub-Account
April 29, 2022	Goldman Sachs VIT High Quality Floating Rate Fund

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 1 - Organization (Continued)

From time to time FAFLIC reviews its product offerings, particularly with regard to the utilization of its Sub-Account offerings, and determines if it is necessary to discontinue certain Sub-Accounts. The following Sub-Account is closed to new payment allocations and transfers:

Closed Sub-Account
Eaton Vance VT Floating-Rate Income Fund

Note 2 - Summary of Significant Accounting Policies

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services - Investment Companies". The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

Subsequent Events

For the year ended December 31, 2022, FAFLIC evaluated subsequent events through April 19, 2023; the issuance date of the financial statements. No subsequent events required disclosure.

Investments

Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share (“NAV”) of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at NAV. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

Financial Instruments

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP establishes a three-level valuation hierarchy based upon observable and non-observable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to Level 1 inputs and the lowest priority to Level 3 inputs. A financial instrument’s level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement of the financial instrument. The three levels of the fair value hierarchy are described below:

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 2 - Summary of Significant Accounting Policies (Continued)

Basis of Fair Value Measurement

Level 1	Inputs are unadjusted quoted prices in active markets to which FAFLIC had access at the measurement date for identical, unrestricted assets or liabilities.
Level 2

Inputs to valuation techniques are observable either directly or indirectly through quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3	Model-derived where one or more inputs to the valuation techniques are significant and unobservable.

The open-end mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

Annuitized Contracts

Net assets allocated to Contracts in the payout phase (“Payout Reserves”) involving life contingencies are computed according to either the 1983A, Annuity 2000, or 2012 IAR mortality tables. Depending on the product the assumed investment return can be 3.0, 3.5, or 5.0 percent. The mortality risk is fully borne by FAFLIC and may result in greater amounts being transferred into the Separate Account by FAFLIC to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to FAFLIC.

Statements of Changes in Net Assets

Contract owners may allocate their Contract values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account (“GPA”). The Fixed Account is a part of the General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered Separate Account offered by FAFLIC, which offers fixed rates of interest for specified periods.

Net purchase payments represent payments by Contract owners under the Contracts (excluding amounts allocated to the Fixed Account and GPA) reduced by applicable deductions, charges, and state premium taxes. Terminations and withdrawals are payments to Contract owners and beneficiaries made under the terms of the Contracts and amounts that Contract owners have requested to be withdrawn and paid to them. Contract charges are deductions from Contract values for optional rider benefits and annual Contract fees. Contract benefits are payments made to Contract owners and beneficiaries under the terms of the Contracts. Net transfers between Sub-Accounts are amounts that Contract owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to Contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of FAFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, FAFLIC does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. FAFLIC will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 2 - Summary of Significant Accounting Policies (Continued)

for the year ended December 31, 2022.

Diversification Requirement

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the IRC. FAFLIC believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Note 3 - Expenses and Related Party Transactions

FAFLIC assesses a charge to compensate for certain mortality and expense risks it has assumed. The mortality risk assumed by FAFLIC is that annuitants may live for a longer time than anticipated, and that FAFLIC therefore will pay an aggregate amount of benefit payments greater than anticipated. The expense risk assumed is that the expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges provided in the Contracts. If the charge for mortality and expense risks is not sufficient to cover actual mortality experience and expenses, FAFLIC will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to FAFLIC. FAFLIC also assesses an administrative charge. Both of these charges are imposed during the accumulation phase and the annuity payout phase.

A Contract fee may be deducted during the accumulation phase and upon full surrender of the Contract, if the accumulated value is below certain levels. Subject to state availability, FAFLIC offers a number of optional benefit riders. A separate charge is made for each rider. Charges vary depending upon the optional benefits selected and by the underwriting classification of the annuitant. FAFLIC may also charge other one-time fees for certain Contract transactions, which are not listed in the following table. When Contract value has been allocated to more than one investment option, Contract deductions are made from each on a pro-rata basis. Contract fees may be waived by FAFLIC in certain cases at its discretion, and where permitted by law.

Fees and charges may be deducted daily, monthly, or annually. They may be deducted from the net assets of each Sub-Account (“Unit Fair Value”) or deducted from individual Contracts (“Individual Contract”). Current fees and charges are summarized in the following table.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 3 - Expenses and Related Party Transactions (Continued)

	Allmerica Advantage and ExecAnnuity Plus	Allmerica Premier Choice	Delaware Golden Medallion	Delaware Medallion I, Delaware Medallion II and Delaware Medallion III
Mortality and Expense Risk
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Rate (Annual)	1.25%	1.30%	1.40%	1.25%

Administrative Expense
Frequency	Daily	Daily	Daily	Daily
Deduction Method	Unit Fair Value	Unit Fair Value	Unit Fair Value	Unit Fair Value
Rate (Annual)	0.20%	0.20%	0.15%	0.15%

Contract Fee
Frequency	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract	Annually, and upon full surrender of the Contract
Deduction Method	Individual Contract	Individual Contract	Individual Contract	Individual Contract
Maximum Annual Fee	$30	$30	$30	$30

Optional Rider Fees
Frequency	Monthly	N/A	N/A	Monthly
Deduction Method	Individual Contract	N/A	N/A	Individual Contract
Rate (Annual)	0.15% - 0.25%	N/A	N/A	0.15% - 0.25%

A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged is determined by the product, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract owner or annuitant are included in certain classes exempt from these charges. The maximum charge will not exceed 8% of the amount surrendered or redeemed.

Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

There are other fees and charges that may be assessed at the discretion of FAFLIC, in accordance with Contract terms.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 4 - Changes In Units Outstanding

The changes in units outstanding were as follows:

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AB VPS Growth and Income Portfolio	827	(13,034)	(12,207)	1,065	(37,191)	(36,126)
AB VPS Large Cap Growth Portfolio	1,153	(13,025)	(11,872)	16,421	(4,871)	11,550
AB VPS Small/Mid Cap Value Portfolio	750	(2,524)	(1,774)	791	(3,905)	(3,114)
AB VPS Sustainable Global Thematic Portfolio_(a)	-	(1)	(1)	-	(1)	(1)
Alger Capital Appreciation Portfolio	62	(5)	57	52	(5)	47
Alger Mid Cap Growth Portfolio	29	(2)	27	21	(2)	19
Delaware VIP Emerging Markets Series	-	-	-	-	-	-
Delaware VIP International Series	1,593	(4,567)	(2,974)	1,572	(6,936)	(5,364)
Delaware VIP Small Cap Value Series	81	(2,754)	(2,673)	69	(38,350)	(38,281)
DWS Capital Growth VIP	2,354	(1,229)	1,125	418	(7,621)	(7,203)
DWS CROCI® U.S. VIP	301	(4,121)	(3,820)	972	(4,235)	(3,263)
Eaton Vance VT Floating-Rate Income Fund	111	(2,299)	(2,188)	2,336	(1,876)	460
Fidelity VIP Asset Manager℠ Portfolio	367	(9,048)	(8,681)	9,896	(13,662)	(3,766)
Fidelity VIP Contrafund® Portfolio	8,582	(29,783)	(21,201)	1,050	(57,524)	(56,474)
Fidelity VIP Equity-Income Portfolio	6,741	(25,705)	(18,964)	8,563	(29,053)	(20,490)
Fidelity VIP Growth Opportunities Portfolio	1,070	(40,092)	(39,022)	126,585	(2,745)	123,840
Fidelity VIP Growth Portfolio	2,265	(35,927)	(33,662)	1,807	(70,957)	(69,150)
Fidelity VIP High Income Portfolio	4,165	(24,889)	(20,724)	9,416	(14,754)	(5,338)
Fidelity VIP Mid Cap Portfolio	912	(4,566)	(3,654)	7,312	(39,885)	(32,573)
Fidelity VIP Overseas Portfolio	5,696	(5,836)	(140)	22,150	(35,172)	(13,022)
Fidelity VIP Value Strategies Portfolio	240	(349)	(109)	308	(407)	(99)
FT VIP Franklin Growth and Income VIP Fund	837	(1,064)	(227)	869	(1,207)	(338)
FT VIP Franklin Large Cap Growth VIP Fund	-	(1)	(1)	-	-	-
FT VIP Franklin Mutual Shares VIP Fund	1,293	(692)	601	1,322	(11,564)	(10,242)

(a) Name change.  See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 4 - Changes In Units Outstanding (Continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
FT VIP Franklin Small-Mid Cap Growth VIP Fund	8,339	(4,909)	3,430	3,525	(12,714)	(9,189)
FT VIP Templeton Foreign VIP Fund	961	(1,222)	(261)	1,128	(1,917)	(789)
FT VIP Templeton Growth VIP Fund	111	(3)	108	107	(3)	104
Goldman Sachs VIT Core Fixed Income Fund	3,128	(29,575)	(26,447)	64,992	(24,896)	40,096
Goldman Sachs VIT Equity Index Fund	3,761	(34,639)	(30,878)	16,250	(41,126)	(24,876)
Goldman Sachs VIT Government Money Market Fund	516,200	(151,685)	364,515	65,117	(89,751)	(24,634)
Goldman Sachs VIT High Quality Floating Rate Fund_(c)	300	(314,498)	(314,198)	5,806	(22,361)	(16,555)
Goldman Sachs VIT International Equity Insights Fund	10,689	(34,493)	(23,804)	15,737	(67,643)	(51,906)
Goldman Sachs VIT Mid Cap Growth Fund_(a)	2,001	(5,157)	(3,156)	2,025	(44,777)	(42,752)
Goldman Sachs VIT Mid Cap Value Fund	169	(15,375)	(15,206)	673	(27,536)	(26,863)
Goldman Sachs VIT Strategic Growth Fund	9,923	(25,373)	(15,450)	2,730	(62,974)	(60,244)
Goldman Sachs VIT U.S. Equity Insights Fund	8,847	(32,861)	(24,014)	3,118	(25,316)	(22,198)
Invesco V.I. American Franchise Fund	1,169	(6,536)	(5,367)	590	(73,178)	(72,588)
Invesco V.I. American Value Fund	417	(228)	189	10,663	(169)	10,494
Invesco V.I. Capital Appreciation Fund	-	(181)	(181)	-	(160)	(160)
Invesco V.I. Conservative Balanced Fund	30	(2,471)	(2,441)	426	(457)	(31)
Invesco V.I. Core Equity Fund	661	(8,317)	(7,656)	310	(15,889)	(15,579)
Invesco V.I. Discovery Mid Cap Growth Fund	74	-	74	-	(69)	(69)
Invesco V.I. EQV International Equity Fund_(a)	-	(3)	(3)	-	(2)	(2)
Invesco V.I. Global Fund	1,168	(1,009)	159	49	(1,917)	(1,868)
Invesco V.I. Global Strategic Income Fund	2,424	(812)	1,612	2,845	(14,069)	(11,224)
Invesco V.I. Health Care Fund	152	(3,248)	(3,096)	1,393	(5,048)	(3,655)
Invesco V.I. High Yield Fund	-	(1,476)	(1,476)	-	(15)	(15)
Invesco V.I. Main Street Fund®	131	(294)	(163)	70	(314)	(244)

(a) Name change.  See Note 1.

(c) Fund liquidation.  See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 4 - Changes In Units Outstanding (Continued)

	2022			2021
			Net			Net
	Units	Units	Increase	Units	Units	Increase
Sub-Account	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	3,091	(15,637)	(12,546)	1,480	(8,947)	(7,467)
LVIP BlackRock Advantage Allocation Fund_(b)	291	(26,951)	(26,660)	981	(7,506)	(6,525)
LVIP BlackRock Global Allocation Fund	7,174	(661)	6,513	-	-	-
LVIP Delaware VIP High Yield Fund	70	(2,134)	(2,064)	301	(2,773)	(2,472)
LVIP Delaware VIP Limited-Term Diversified Income Fund	1,906	(3,183)	(1,277)	476	(3,293)	(2,817)
LVIP Delaware VIP REIT Fund	22	(2)	20	24	(2)	22
LVIP Delaware VIP Smid Cap Core Fund Service Class	197	(10,405)	(10,208)	276	(3,329)	(3,053)
LVIP Delaware VIP Smid Cap Core Fund Standard Class	189	(3,589)	(3,400)	117	(34,279)	(34,162)
LVIP Delaware VIP U.S. Growth Fund	449	(7)	442	218	(135)	83
LVIP Delaware VIP Value Fund	952	(10,895)	(9,943)	659	(5,607)	(4,948)
MFS® Mid Cap Growth Series	834	(140)	694	649	(600)	49
MFS® New Discovery Series	681	(887)	(206)	8,860	(1,042)	7,818
MFS® Total Return Series	421	(5,369)	(4,948)	2,237	(9,539)	(7,302)
MFS® Utilities Series	511	(293)	218	665	(10,911)	(10,246)
Pioneer Mid Cap Value VCT Portfolio	-	(530)	(530)	-	(565)	(565)
Pioneer Real Estate Shares VCT Portfolio	1,262	(9,005)	(7,743)	717	(21,317)	(20,600)
T. Rowe Price International Stock Portfolio	3,772	(9,894)	(6,122)	6,544	(10,272)	(3,728)

(b) Merger.  See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 5 - Purchases and Sales of Investments

The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2022 were as follows:

Investment Portfolios	Purchases	Sales
AB VPS Growth and Income Portfolio	$168,311	$54,270
AB VPS Large Cap Growth Portfolio	52,643	36,378
AB VPS Small/Mid Cap Value Portfolio	51,596	14,236
AB VPS Sustainable Global Thematic Portfolio (a)	482	74
Alger Capital Appreciation Portfolio	2,276	388
Alger Mid Cap Growth Portfolio	265	90
Delaware VIP Emerging Markets Series	55	21
Delaware VIP International Series	54,245	47,089
Delaware VIP Small Cap Value Series	11,402	32,940
DWS Capital Growth VIP	28,632	3,978
DWS CROCI® U.S. VIP	4,919	9,924
Eaton Vance VT Floating-Rate Income Fund	1,604	3,775
Fidelity VIP Asset Manager℠ Portfolio	43,317	40,584
Fidelity VIP Contrafund® Portfolio	90,444	150,887
Fidelity VIP Equity-Income Portfolio	212,633	227,202
Fidelity VIP Growth Opportunities Portfolio	115,475	187,362
Fidelity VIP Growth Portfolio	493,051	484,832
Fidelity VIP High Income Portfolio	41,600	72,370
Fidelity VIP Mid Cap Portfolio	35,123	29,220
Fidelity VIP Overseas Portfolio	29,567	26,190
Fidelity VIP Value Strategies Portfolio	3,369	1,932
FT VIP Franklin Growth and Income VIP Fund	82,442	5,274
FT VIP Franklin Large Cap Growth VIP Fund	419	28
FT VIP Franklin Mutual Shares VIP Fund	23,654	3,602
FT VIP Franklin Small-Mid Cap Growth VIP Fund	126,081	14,047
FT VIP Templeton Foreign VIP Fund	2,961	2,546
FT VIP Templeton Growth VIP Fund	195	86
Goldman Sachs VIT Core Fixed Income Fund	13,137	68,640
Goldman Sachs VIT Equity Index Fund	389,508	382,734
Goldman Sachs VIT Government Money Market Fund	656,455	199,458
Goldman Sachs VIT High Quality Floating Rate Fund (c)	1,162	586,217
Goldman Sachs VIT International Equity Insights Fund	40,514	79,502
Goldman Sachs VIT Mid Cap Growth Fund (a)	76,856	83,565
Goldman Sachs VIT Mid Cap Value Fund	322,406	177,987
Goldman Sachs VIT Strategic Growth Fund	745,394	241,175
Goldman Sachs VIT U.S. Equity Insights Fund	80,797	252,262
Invesco V.I. American Franchise Fund	45,223	17,813
Invesco V.I. American Value Fund	24,555	3,626
Invesco V.I. Capital Appreciation Fund	20,897	1,421
Invesco V.I. Conservative Balanced Fund	545	4,490
Invesco V.I. Core Equity Fund	25,622	15,922

(a) Name change. See Note 1.
(c) Fund liquidation. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 5 - Purchases and Sales of Investments (Continued)

Investment Portfolios	Purchases	Sales
Invesco V.I. Discovery Mid Cap Growth Fund	$6,121	$238
Invesco V.I. EQV International Equity Fund (a)	558	67
Invesco V.I. Global Fund	40,796	6,185
Invesco V.I. Global Strategic Income Fund	918	729
Invesco V.I. Health Care Fund	40,382	13,640
Invesco V.I. High Yield Fund	-	2,678
Invesco V.I. Main Street Fund®	26,787	1,828
Janus Henderson Research Portfolio	65,449	35,642
LVIP BlackRock Advantage Allocation Fund (b)	4,381	82,692
LVIP BlackRock Global Allocation Fund	73,805	6,876
LVIP Delaware VIP High Yield Fund	5,544	7,611
LVIP Delaware VIP Limited-Term Diversified Income Fund	10,123	9,746
LVIP Delaware VIP REIT Fund	804	307
LVIP Delaware VIP Smid Cap Core Fund Service Class	5,552	35,979
LVIP Delaware VIP Smid Cap Core Fund Standard Class	13,451	42,026
LVIP Delaware VIP U.S. Growth Fund	5,243	305
LVIP Delaware VIP Value Fund	41,585	92,587
MFS® Mid Cap Growth Series	15,676	1,514
MFS® New Discovery Series	24,283	4,159
MFS® Total Return Series	28,445	16,082
MFS® Utilities Series	9,167	2,949
Pioneer Mid Cap Value VCT Portfolio	-	2,295
Pioneer Real Estate Shares VCT Portfolio	33,475	45,124
T. Rowe Price International Stock Portfolio	18,671	27,358

(a) Name change. See Note 1.
(b) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the Contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding total return. Only product designs within each product that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum Contract charges offered by the Separate Account as Contract owners may not have selected all available and applicable Contract options as discussed in Note 3.

Unit fair values, units outstanding, income and expense ratios and total returns for the Separate Account were as follows:

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Growth and Income Portfolio
2022	290,376	2.93	3.22	931,355	1.11	1.45	1.55	(6.09)	(5.57)
2021	302,583	3.12	3.53	1,030,408	0.63	1.40	1.55	25.81	26.07
2020	338,708	2.48	2.80	915,845	1.35	1.40	1.55	1.22	1.08
2019	383,149	2.45	2.77	1,026,233	1.06	1.40	1.55	21.29	22.03
2018	375,588	2.02	2.27	825,781	0.72	1.40	1.55	(7.34)	(7.35)
AB VPS Large Cap Growth Portfolio
2022	145,038	2.34	2.31	339,644	N/A	1.40	1.45	(29.73)	(29.57)
2021	156,910	3.33	3.28	522,841	N/A	1.40	1.45	26.62	26.64
2020	145,360	2.63	2.59	382,004	N/A	1.40	1.45	33.50	33.51
2019	162,542	1.97	1.94	320,726	N/A	1.40	1.45	32.21	32.88
2018	216,822	1.49	1.46	323,126	N/A	1.40	1.45	0.68	0.69
AB VPS Small/Mid Cap Value Portfolio
2022	76,813	3.82	3.82	293,758	0.83	1.45	1.45	(17.14)	(17.14)
2021	78,587	4.61	4.61	362,258	0.61	1.45	1.45	33.62	33.62
2020	81,701	3.45	3.45	281,810	0.81	1.45	1.45	1.47	1.47
2019	79,686	3.40	3.40	270,639	0.34	1.45	1.45	18.47	18.47
2018	101,355	2.87	2.87	291,317	0.23	1.45	1.45	(16.57)	(16.57)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
AB VPS Sustainable Global Thematic Portfolio (a)
2022	2,427	1.75	1.75	4,236	N/A	1.55	1.55	(27.98)	(27.98)
2021	2,428	2.43	2.43	5,911	N/A	1.55	1.55	20.30	20.30
2020	2,429	2.02	2.02	4,901	0.46	1.55	1.55	37.41	37.41
2019	2,430	1.47	1.47	3,581	0.16	1.55	1.55	27.83	27.83
2018	2,431	1.15	1.15	2,804	N/A	1.55	1.55	(11.54)	(11.54)
Alger Capital Appreciation Portfolio
2022	7,423	4.29	2.78	23,527	N/A	1.40	1.55	(37.55)	(37.39)
2021	7,366	6.87	4.44	37,361	N/A	1.40	1.55	17.24	17.46
2020	7,319	5.86	3.78	31,648	N/A	1.40	1.55	39.52	40.00
2019	7,264	4.20	2.70	22,508	N/A	1.40	1.55	31.66	31.71
2018	7,189	3.19	2.05	16,944	0.08	1.40	1.55	(1.54)	(1.44)
Alger Mid Cap Growth Portfolio
2022	2,062	2.73	2.46	5,322	N/A	1.40	1.55	(36.95)	(36.92)
2021	2,034	4.33	3.90	8,344	N/A	1.40	1.55	2.61	2.90
2020	2,015	4.22	3.79	8,054	N/A	1.40	1.55	61.69	61.97
2019	1,989	2.61	2.34	4,905	N/A	1.40	1.55	28.57	28.57
2018	1,956	2.03	1.82	3,762	N/A	1.40	1.55	(8.97)	(8.54)
Delaware VIP Emerging Markets Series
2022	426	2.72	2.72	1,157	4.24	1.40	1.40	(28.61)	(28.61)
2021	426	3.81	3.81	1,622	0.32	1.40	1.40	(4.03)	(4.03)
2020	426	3.97	3.97	1,694	0.76	1.40	1.40	23.29	23.29
2019	427	3.22	3.22	1,376	0.70	1.40	1.40	21.05	21.05
2018	427	2.66	2.66	1,139	3.41	1.40	1.40	(17.13)	(17.13)
Delaware VIP International Series
2022	45,925	8.73	8.74	400,896	1.50	1.40	1.45	(18.49)	(18.47)
2021	48,899	10.71	10.72	523,916	0.93	1.40	1.45	5.31	5.41
2020	54,263	10.17	10.17	551,991	N/A	1.40	1.45	1.70	1.70

(a) Name change.  See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Delaware VIP Small Cap Value Series
2022	11,607	10.46	10.46	121,442	0.84	1.40	1.40	(13.34)	(13.34)
2021	14,280	12.07	12.07	172,366	0.72	1.40	1.40	32.49	32.49
2020	52,561	9.11	9.11	478,677	1.36	1.40	1.40	(3.29)	(3.29)
2019	52,408	9.42	9.42	493,442	1.05	1.40	1.40	26.44	26.44
2018	52,477	7.45	7.45	391,056	0.93	1.40	1.40	(17.95)	(17.95)
DWS Capital Growth VIP
2022	84,537	1.61	1.61	136,191	0.09	1.45	1.45	(31.78)	(31.78)
2021	83,411	2.36	2.36	196,864	0.22	1.45	1.45	21.03	21.03
2020	90,614	1.95	1.95	176,748	0.59	1.45	1.45	37.32	37.32
2019	210,439	1.42	1.42	299,553	0.42	1.45	1.45	35.24	35.24
2018	217,311	1.05	1.05	228,883	0.72	1.45	1.45	(3.67)	(3.67)
DWS CROCI® U.S. VIP
2022	66,269	1.84	1.84	122,260	1.85	1.45	1.45	(16.74)	(16.74)
2021	70,088	2.21	2.21	155,081	1.93	1.45	1.45	24.86	24.86
2020	73,351	1.77	1.77	129,993	2.48	1.45	1.45	(13.66)	(13.66)
2019	80,203	2.05	2.05	164,192	1.90	1.45	1.45	31.41	31.41
2018	83,659	1.56	1.56	130,712	2.56	1.45	1.45	(11.86)	(11.86)
Eaton Vance VT Floating-Rate Income Fund
2022	21,833	1.41	1.41	30,766	4.55	1.45	1.45	(4.08)	(4.08)
2021	24,021	1.47	1.47	35,342	2.89	1.45	1.45	2.08	2.08
2020	23,561	1.44	1.44	33,953	3.38	1.45	1.45	0.70	0.70
2019	37,065	1.43	1.43	53,156	4.30	1.45	1.45	5.15	5.15
2018	38,462	1.36	1.36	52,299	3.77	1.45	1.45	(1.45)	(1.45)
Fidelity VIP Asset Manager℠ Portfolio
2022	120,702	3.65	3.65	441,126	2.02	1.45	1.45	(16.28)	(16.28)
2021	129,384	4.36	4.36	564,042	1.55	1.45	1.45	8.46	8.46
2020	133,150	4.02	4.02	535,844	1.27	1.45	1.45	13.24	13.24
2019	178,181	3.55	3.55	633,416	1.80	1.45	1.45	16.39	16.39
2018	184,412	3.05	3.05	562,545	1.65	1.45	1.45	(6.73)	(6.73)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Contrafund® Portfolio
2022	220,627	4.18	4.18	921,473	0.25	1.45	1.45	(27.56)	(27.56)
2021	241,828	5.77	5.77	1,394,141	0.03	1.45	1.45	25.71	25.71
2020	298,302	4.59	4.59	1,368,505	0.08	1.45	1.45	28.57	28.57
2019	332,986	3.57	3.57	1,190,228	0.22	1.45	1.45	29.35	29.35
2018	347,039	2.76	2.76	958,825	0.43	1.45	1.45	(8.00)	(8.00)
Fidelity VIP Equity-Income Portfolio
2022	440,631	7.24	7.24	3,189,299	1.89	1.45	1.45	(6.34)	(6.34)
2021	459,595	7.73	7.73	3,551,457	1.92	1.45	1.45	23.09	23.09
2020	480,085	6.28	6.28	3,014,022	1.80	1.45	1.45	5.19	5.19
2019	570,480	5.97	5.97	3,406,187	1.96	1.45	1.45	25.68	25.68
2018	654,920	4.75	4.75	3,113,429	2.21	1.45	1.45	(9.70)	(9.70)
Fidelity VIP Growth Opportunities Portfolio
2022	107,777	3.23	3.23	348,647	N/A	1.45	1.45	(39.29)	(39.29)
2021	146,798	5.32	5.32	781,187	N/A	1.45	1.45	9.92	9.92
2020	22,958	4.84	4.84	111,011	N/A	1.45	1.45	65.75	65.75
2019	18,774	2.92	2.92	54,755	N/A	1.45	1.45	38.39	38.39
2018	36,140	2.11	2.11	76,125	0.16	1.45	1.45	11.05	11.05
Fidelity VIP Growth Portfolio
2022	517,073	10.20	10.20	5,274,645	0.62	1.45	1.45	(25.55)	(25.55)
2021	550,735	13.70	13.70	7,546,041	N/A	1.45	1.45	21.45	21.45
2020	619,885	11.28	11.28	6,994,590	0.08	1.45	1.45	41.71	41.71
2019	730,375	7.96	7.96	5,811,566	0.26	1.45	1.45	32.45	32.45
2018	795,119	6.01	6.01	4,779,669	0.24	1.45	1.45	(1.64)	(1.64)
Fidelity VIP High Income Portfolio
2022	233,293	2.52	2.52	586,841	4.95	1.45	1.45	(12.50)	(12.50)
2021	254,017	2.88	2.88	731,566	5.36	1.45	1.45	2.86	2.86
2020	259,355	2.80	2.80	725,900	4.99	1.45	1.45	1.45	1.45
2019	300,327	2.76	2.76	830,148	5.07	1.45	1.45	13.11	13.11
2018	328,740	2.44	2.44	801,040	5.34	1.45	1.45	(4.69)	(4.69)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Fidelity VIP Mid Cap Portfolio
2022	89,693	4.72	4.72	422,904	0.27	1.45	1.45	(16.16)	(16.16)
2021	93,348	5.63	5.63	525,208	0.29	1.45	1.45	23.46	23.46
2020	125,921	4.56	4.56	573,709	0.41	1.45	1.45	16.33	16.33
2019	126,515	3.92	3.92	496,230	0.65	1.45	1.45	21.36	21.36
2018	150,072	3.23	3.23	484,917	0.41	1.45	1.45	(16.10)	(16.10)
Fidelity VIP Overseas Portfolio
2022	285,958	2.78	2.78	795,853	1.08	1.45	1.45	(25.67)	(25.67)
2021	286,097	3.74	3.74	1,069,900	0.53	1.45	1.45	17.98	17.98
2020	299,119	3.17	3.17	948,243	0.43	1.45	1.45	14.03	14.03
2019	343,483	2.78	2.78	955,677	1.72	1.45	1.45	25.79	25.79
2018	363,506	2.21	2.21	803,233	1.49	1.45	1.45	(15.97)	(15.97)
Fidelity VIP Value Strategies Portfolio
2022	12,619	3.62	3.62	45,632	0.87	1.45	1.45	(8.59)	(8.59)
2021	12,728	3.96	3.96	50,409	1.27	1.45	1.45	31.56	31.56
2020	12,827	3.01	3.01	38,657	1.05	1.45	1.45	6.36	6.36
2019	13,051	2.83	2.83	36,948	1.11	1.45	1.45	32.24	32.24
2018	21,378	2.14	2.14	45,797	0.80	1.45	1.45	(18.63)	(18.63)
FT VIP Franklin Growth and Income VIP Fund
2022	50,725	3.09	3.09	156,498	3.02	1.45	1.45	(8.04)	(8.04)
2021	50,953	3.36	3.36	171,163	2.44	1.45	1.45	23.53	23.53
2020	51,291	2.72	2.72	139,595	3.75	1.45	1.45	3.82	3.82
2019	53,054	2.62	2.62	138,851	2.22	1.45	1.45	24.17	24.17
2018	62,124	2.11	2.11	131,292	2.42	1.45	1.45	(6.22)	(6.22)
FT VIP Franklin Large Cap Growth VIP Fund
2022	531	2.82	2.82	1,500	N/A	1.45	1.45	(37.47)	(37.47)
2021	532	4.51	4.51	2,400	N/A	1.45	1.45	13.60	13.60
2020	532	3.97	3.97	2,114	N/A	1.45	1.45	42.29	42.29
2019	532	2.79	2.79	1,484	N/A	1.45	1.45	32.86	32.86
2018	533	2.10	2.10	1,120	N/A	1.45	1.45	(2.78)	(2.78)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
FT VIP Franklin Mutual Shares VIP Fund
2022	67,764	2.23	2.77	157,615	1.86	1.40	1.55	(8.98)	(8.58)
2021	67,163	2.45	3.03	171,239	2.75	1.40	1.55	17.22	17.44
2020	77,405	2.09	2.58	167,735	2.88	1.40	1.55	(6.28)	(6.52)
2019	77,091	2.23	2.76	178,453	1.79	1.40	1.55	20.54	21.05
2018	86,689	1.85	2.28	165,905	2.39	1.40	1.55	(10.63)	(10.24)
FT VIP Franklin Small-Mid Cap Growth VIP Fund
2022	180,413	2.07	2.07	374,184	N/A	1.45	1.45	(34.70)	(34.70)
2021	176,983	3.17	3.17	561,713	N/A	1.45	1.45	8.19	8.19
2020	186,172	2.93	2.93	544,997	N/A	1.45	1.45	52.60	52.60
2019	237,724	1.92	1.92	455,298	N/A	1.45	1.45	29.73	29.73
2018	246,536	1.48	1.45	364,528	N/A	1.40	1.45	(6.92)	(7.05)
FT VIP Templeton Foreign VIP Fund
2022	33,995	1.53	1.34	51,456	3.05	1.40	1.45	(9.47)	(8.84)
2021	34,256	1.69	1.47	56,961	1.87	1.40	1.45	3.05	2.80
2020	35,045	1.64	1.43	56,840	3.42	1.40	1.45	(2.96)	(2.72)
2019	32,872	1.69	1.47	54,750	1.76	1.40	1.45	11.18	10.53
2018	41,439	1.52	1.33	62,446	2.67	1.40	1.45	(16.48)	(16.35)
FT VIP Templeton Growth VIP Fund
2022	3,808	1.75	1.75	6,648	0.16	1.40	1.40	(12.50)	(12.50)
2021	3,700	2.00	2.00	7,402	1.10	1.40	1.40	3.63	3.63
2020	3,596	1.93	1.93	6,957	2.66	1.40	1.40	4.32	4.32
2019	4,505	1.85	1.85	8,356	2.76	1.40	1.40	13.50	13.50
2018	4,397	1.63	1.63	7,182	1.98	1.40	1.40	(16.41)	(16.41)
Goldman Sachs VIT Core Fixed Income Fund
2022	228,489	2.07	2.07	474,008	1.46	1.45	1.45	(15.85)	(15.85)
2021	254,936	2.46	2.46	626,014	1.13	1.45	1.45	(3.53)	(3.53)
2020	214,840	2.55	2.55	547,523	2.03	1.45	1.45	8.05	8.05
2019	255,463	2.36	2.36	603,873	2.54	1.45	1.45	7.27	7.27
2018	311,356	2.20	2.20	685,132	3.43	1.45	1.45	(2.22)	(2.22)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Equity Index Fund
2022	565,162	3.44	8.74	4,338,636	1.05	1.45	1.50	(19.81)	(19.67)
2021	596,040	4.29	10.88	5,740,936	0.98	1.45	1.50	26.18	26.36
2020	620,916	3.40	8.61	4,758,500	1.20	1.45	1.50	16.44	16.19
2019	724,421	2.92	7.41	4,863,049	1.46	1.45	1.50	28.63	28.87
2018	780,902	2.27	5.75	4,096,078	1.48	1.45	1.50	(6.20)	(6.20)
Goldman Sachs VIT Government Money Market Fund
2022	1,300,668	0.87	0.89	1,591,493	1.50	1.40	1.55	0.00	0.00
2021	936,152	0.87	0.89	1,134,495	0.01	1.40	1.55	(1.14)	(1.11)
2020	960,786	0.88	0.90	1,176,888	0.27	1.40	1.55	(2.22)	(1.10)
2019	1,005,739	0.90	0.91	1,252,964	1.84	1.40	1.55	1.12	1.11
2018	933,725	0.89	0.90	1,156,653	1.47	1.40	1.55	0.00	0.00
Goldman Sachs VIT High Quality Floating Rate Fund (c)
2022	-	1.86	1.86	-	0.14	1.45	1.45	(0.53)	(0.53)
2021	314,199	1.87	1.87	587,427	0.08	1.45	1.45	(1.58)	(1.58)
2020	330,754	1.90	1.90	627,579	0.68	1.45	1.45	(0.52)	(0.52)
2019	354,865	1.91	1.91	679,279	2.08	1.45	1.45	0.53	0.53
2018	390,328	1.90	1.90	743,200	1.86	1.45	1.45	0.00	0.00
Goldman Sachs VIT International Equity Insights Fund
2022	339,749	2.07	2.07	701,769	2.92	1.45	1.45	(14.81)	(14.81)
2021	363,553	2.43	2.43	883,098	2.40	1.45	1.45	10.45	10.45
2020	415,459	2.20	2.20	915,860	1.31	1.45	1.45	4.76	4.76
2019	457,581	2.10	2.10	960,679	2.14	1.45	1.45	16.67	16.67
2018	489,988	1.80	1.80	882,867	1.53	1.45	1.45	(17.81)	(17.81)

(c) Fund liquidation.  See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Goldman Sachs VIT Mid Cap Growth Fund (a)
2022	131,116	11.51	11.51	1,509,347	N/A	1.45	1.45	(27.38)	(27.38)
2021	134,272	15.85	15.85	2,128,197	N/A	1.45	1.45	9.84	9.84
2020	177,024	14.43	14.43	2,553,945	N/A	1.45	1.45	42.31	42.31
2019	192,423	10.14	10.14	1,952,027	N/A	1.45	1.45	32.03	32.03
2018	206,336	7.68	7.68	1,584,281	N/A	1.45	1.45	(5.77)	(5.77)
Goldman Sachs VIT Mid Cap Value Fund
2022	222,296	9.23	9.23	2,051,143	0.41	1.45	1.45	(11.51)	(11.51)
2021	237,501	10.43	10.43	2,477,054	0.21	1.45	1.45	28.61	28.61
2020	264,364	8.11	8.11	2,142,694	0.43	1.45	1.45	6.71	6.71
2019	283,047	7.60	7.60	2,151,557	0.55	1.45	1.45	29.25	29.25
2018	313,167	5.88	5.88	1,841,485	0.52	1.45	1.45	(11.98)	(11.98)
Goldman Sachs VIT Strategic Growth Fund
2022	513,416	6.80	6.80	3,492,370	N/A	1.45	1.45	(33.66)	(33.66)
2021	528,866	10.25	10.25	5,422,441	N/A	1.45	1.45	19.74	19.74
2020	589,110	8.56	8.56	5,042,069	N/A	1.45	1.45	38.06	38.06
2019	649,775	6.20	6.20	4,027,535	0.05	1.45	1.45	33.33	33.33
2018	709,766	4.65	4.65	3,298,912	N/A	1.45	1.45	(2.72)	(2.72)
Goldman Sachs VIT U.S. Equity Insights Fund
2022	378,293	6.34	6.34	2,398,877	0.58	1.45	1.45	(21.05)	(21.05)
2021	402,307	8.03	8.03	3,231,923	0.57	1.45	1.45	27.26	27.26
2020	424,505	6.31	6.31	2,680,146	0.65	1.45	1.45	15.57	15.57
2019	450,090	5.46	5.46	2,457,795	1.05	1.45	1.45	22.97	22.97
2018	460,443	4.44	4.44	2,042,231	0.91	1.45	1.45	(7.69)	(7.69)
Invesco V.I. American Franchise Fund
2022	62,853	2.31	1.13	135,610	N/A	1.40	1.45	(32.26)	(31.93)
2021	68,220	3.41	1.66	218,147	N/A	1.40	1.45	10.36	10.67
2020	140,808	3.09	1.50	422,493	0.07	1.40	1.45	40.45	40.19
2019	150,872	2.20	1.07	323,670	N/A	1.40	1.45	34.97	35.44
2018	161,355	1.63	0.79	257,632	N/A	1.40	1.45	(5.23)	(5.95)

(a) Name change. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. American Value Fund
2022	10,683	10.05	10.05	107,332	0.48	1.45	1.45	(4.19)	(4.19)
2021	10,494	10.49	10.49	110,135	0.23	1.45	1.45	4.90	4.90
Invesco V.I. Capital Appreciation Fund
2022	17,899	2.81	2.81	50,329	N/A	1.45	1.45	(31.96)	(31.96)
2021	18,080	4.13	4.13	74,719	N/A	1.45	1.45	20.41	20.41
2020	18,240	3.43	3.43	62,552	N/A	1.45	1.45	34.51	34.51
2019	18,392	2.55	2.55	46,977	N/A	1.45	1.45	33.51	33.51
2018	18,577	1.91	1.91	35,442	N/A	1.45	1.45	(7.28)	(7.28)
Invesco V.I. Conservative Balanced Fund
2022	3,417	1.54	1.54	5,273	1.11	1.45	1.45	(18.52)	(18.52)
2021	5,859	1.89	1.89	11,056	1.30	1.45	1.45	8.62	8.62
2020	5,890	1.74	1.74	10,225	1.83	1.45	1.45	12.99	12.99
2019	6,261	1.54	1.54	9,624	2.16	1.45	1.45	15.79	15.79
2018	8,144	1.33	1.33	10,837	1.94	1.45	1.45	(6.99)	(6.99)
Invesco V.I. Core Equity Fund
2022	81,822	1.69	1.69	138,069	0.88	1.45	1.45	(21.76)	(21.76)
2021	89,478	2.16	2.16	192,825	0.64	1.45	1.45	26.32	26.32
2020	105,057	1.71	1.71	179,840	1.33	1.45	1.45	11.76	11.76
2019	115,578	1.53	1.53	176,338	0.95	1.45	1.45	27.50	27.50
2018	122,432	1.20	1.20	146,973	0.89	1.45	1.45	(10.45)	(10.45)
Invesco V.I. Discovery Mid Cap Growth Fund
2022	1,324	11.64	11.64	15,404	N/A	1.45	1.45	(32.13)	(32.13)
2021	1,250	17.15	17.15	21,436	N/A	1.45	1.45	17.06	17.06
2020	1,319	14.65	14.65	19,323	N/A	1.45	1.45	46.50	46.50
Invesco V.I. EQV International Equity Fund (a)
2022	2,690	1.57	1.57	4,232	1.73	1.40	1.40	(19.49)	(19.49)
2021	2,693	1.95	1.95	5,259	1.28	1.40	1.40	4.28	4.28
2020	2,695	1.87	1.87	5,042	2.44	1.40	1.40	12.65	12.65
2019	2,698	1.66	1.66	4,491	1.60	1.40	1.40	26.72	26.72
2018	2,702	1.31	1.31	3,547	2.07	1.40	1.40	(16.56)	(16.56)

(a) Name change. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Invesco V.I. Global Fund
2022	61,555	3.07	3.07	188,720	N/A	1.45	1.45	(32.82)	(32.82)
2021	61,396	4.57	4.57	280,622	N/A	1.45	1.45	13.40	13.40
2020	63,264	4.03	4.03	254,761	0.42	1.45	1.45	25.55	25.55
2019	74,756	3.21	3.21	239,887	0.66	1.45	1.45	29.44	29.44
2018	85,545	2.48	2.48	211,895	0.81	1.45	1.45	(14.48)	(14.48)
Invesco V.I. Global Strategic Income Fund
2022	84,239	0.38	0.38	31,816	N/A	1.45	1.45	(11.63)	(11.63)
2021	82,627	0.43	0.43	35,866	4.25	1.45	1.45	(6.52)	(6.52)
2020	93,851	0.46	0.46	42,865	5.28	1.45	1.45	2.22	2.22
2019	108,605	0.45	0.45	48,870	3.49	1.45	1.45	9.76	9.76
2018	131,274	0.41	0.41	54,192	4.69	1.45	1.45	(6.82)	(6.82)
Invesco V.I. Health Care Fund
2022	96,686	2.98	2.98	288,362	N/A	1.45	1.45	(14.61)	(14.61)
2021	99,781	3.49	3.49	348,356	0.21	1.45	1.45	10.79	10.79
2020	103,436	3.15	3.15	326,296	0.30	1.45	1.45	12.50	12.50
2019	122,226	2.80	2.80	341,813	0.04	1.45	1.45	30.84	30.84
2018	131,942	2.14	2.14	282,566	N/A	1.45	1.45	(0.47)	(0.47)
Invesco V.I. High Yield Fund
2022	-	1.80	1.80	-	0.00	1.40	1.40	(10.45)	(10.45)
2021	1,476	2.01	2.01	2,973	4.75	1.40	1.40	2.55	2.55
2020	1,491	1.96	1.96	2,918	6.02	1.40	1.40	2.08	2.08
2019	1,509	1.92	1.92	2,899	5.87	1.40	1.40	11.63	11.63
2018	1,525	1.72	1.72	2,618	6.11	1.40	1.40	(4.44)	(4.44)
Invesco V.I. Main Street Fund®
2022	20,361	3.00	3.00	61,167	1.13	1.45	1.45	(21.67)	(21.67)
2021	20,525	3.83	3.83	78,509	0.52	1.45	1.45	25.57	25.57
2020	20,769	3.05	3.05	63,360	0.93	1.45	1.45	12.13	12.13
2019	31,737	2.72	2.72	86,408	0.83	1.45	1.45	29.52	29.52
2018	35,903	2.10	2.10	75,293	0.94	1.45	1.45	(9.48)	(9.48)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Janus Henderson Research Portfolio
2022	147,525	1.87	1.87	275,288	N/A	1.45	1.45	(31.00)	(31.00)
2021	160,071	2.71	2.71	433,380	0.02	1.45	1.45	18.34	18.34
2020	167,538	2.29	2.29	383,399	0.22	1.45	1.45	30.86	30.86
2019	226,213	1.75	1.75	396,213	0.30	1.45	1.45	33.59	33.59
2018	250,265	1.31	1.31	328,925	0.36	1.45	1.45	(4.38)	(4.38)
LVIP BlackRock Advantage Allocation Fund (b)
2022	-	3.02	3.02	-	0.99	1.40	1.40	(12.97)	(12.97)
2021	26,660	3.47	3.47	92,553	1.12	1.40	1.40	6.12	6.12
2020	33,185	3.27	3.27	108,480	1.69	1.40	1.40	11.60	11.60
2019	35,843	2.93	2.93	105,043	2.52	1.40	1.40	14.90	14.90
2018	38,766	2.55	2.55	98,762	1.88	1.40	1.40	(6.59)	(6.59)
LVIP BlackRock Global Allocation Fund
2022	6,513	9.72	9.72	63,326	0.36	1.40	1.40	(2.80)	(2.80)
LVIP Delaware VIP High Yield Fund
2022	28,564	2.90	2.90	82,880	6.08	1.40	1.40	(12.65)	(12.65)
2021	30,628	3.32	3.32	101,735	9.70	1.40	1.40	3.43	3.43
2020	33,100	3.21	3.21	106,274	6.13	1.40	1.40	5.59	5.59
2019	38,521	3.04	3.04	116,966	6.57	1.40	1.40	15.15	15.15
2018	40,726	2.64	2.64	107,718	6.08	1.40	1.40	(6.05)	(6.05)
LVIP Delaware VIP Limited-Term Diversified Income Fund
2022	135,252	1.31	1.91	254,565	2.51	1.40	1.55	(5.76)	(5.45)
2021	136,529	1.39	2.02	271,846	1.73	1.40	1.55	(2.11)	(1.94)
2020	139,346	1.42	2.06	283,396	1.80	1.40	1.55	2.16	3.00
2019	141,922	1.39	2.00	280,761	2.71	1.40	1.55	3.73	3.63
2018	145,135	1.34	1.93	276,914	2.70	1.40	1.55	(1.47)	(1.03)

(b) Merger. See Note 1.

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
LVIP Delaware VIP REIT Fund
2022	4,219	3.66	4.87	19,431	3.21	1.40	1.55	(26.51)	(26.32)
2021	4,199	4.98	6.61	26,256	3.02	1.40	1.55	40.68	40.94
2020	4,177	3.54	4.69	18,514	2.13	1.40	1.55	(11.72)	(11.68)
2019	4,619	4.01	5.31	23,306	2.10	1.40	1.55	24.92	25.24
2018	4,598	3.21	4.24	18,556	2.05	1.40	1.55	(8.81)	(8.62)
LVIP Delaware VIP Smid Cap Core Fund Service Class
2022	49,077	3.04	3.04	149,413	0.18	1.45	1.45	(15.32)	(15.32)
2021	59,285	3.59	3.59	212,924	0.57	1.45	1.45	20.88	20.88
2020	62,338	2.97	2.97	184,962	0.25	1.45	1.45	9.19	9.19
2019	48,922	2.72	2.72	133,008	0.31	1.45	1.45	27.70	27.70
2018	71,588	2.13	2.13	152,793	N/A	1.45	1.45	(13.77)	(13.77)
LVIP Delaware VIP Smid Cap Core Fund Standard Class
2022	33,176	10.54	10.54	349,792	0.44	1.40	1.40	(14.93)	(14.93)
2021	36,576	12.39	12.39	453,346	0.91	1.40	1.40	21.35	21.35
2020	70,738	10.21	10.21	721,896	0.55	1.40	1.40	9.55	9.55
2019	71,118	9.32	9.32	662,621	0.55	1.40	1.40	27.85	27.85
2018	71,274	7.29	7.29	519,554	0.19	1.40	1.40	(13.32)	(13.32)
LVIP Delaware VIP U.S. Growth Fund
2022	7,506	2.83	2.29	18,741	N/A	1.40	1.55	(28.72)	(28.66)
2021	7,064	3.97	3.21	24,628	N/A	1.40	1.55	16.08	16.30
2020	6,981	3.42	2.76	20,866	N/A	1.40	1.55	41.91	42.27
2019	7,882	2.41	1.94	16,736	N/A	1.40	1.55	25.52	25.16
2018	8,104	1.92	1.55	13,744	N/A	1.40	1.55	(4.48)	(4.32)
LVIP Delaware VIP Value Fund
2022	48,457	3.43	8.13	369,411	1.71	1.40	1.55	(4.72)	(4.58)
2021	58,400	3.60	8.52	470,539	5.60	1.40	1.55	20.40	20.68
2020	63,348	2.99	7.06	424,343	2.09	1.40	1.55	(0.99)	(0.98)
2019	67,100	3.02	7.13	458,081	1.73	1.40	1.55	17.97	18.24
2018	71,975	2.56	6.03	417,030	1.73	1.40	1.55	(4.12)	(4.13)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
MFS® Mid Cap Growth Series
2022	26,306	2.93	2.93	76,978	N/A	1.45	1.45	(29.74)	(29.74)
2021	25,613	4.17	4.17	106,804	N/A	1.45	1.45	12.10	12.10
2020	25,564	3.72	3.72	94,989	N/A	1.45	1.45	34.30	34.30
2019	14,502	2.77	2.77	40,168	N/A	1.45	1.45	36.45	36.45
2018	16,270	2.03	2.03	33,069	N/A	1.45	1.45	(0.49)	(0.49)
MFS® New Discovery Series
2022	15,667	3.51	3.51	54,989	N/A	1.45	1.45	(31.04)	(31.04)
2021	15,873	5.09	5.09	80,751	N/A	1.45	1.45	0.20	0.20
2020	8,055	5.08	5.08	40,936	N/A	1.45	1.45	43.50	43.50
2019	11,374	3.54	3.54	40,289	N/A	1.45	1.45	39.37	39.37
2018	19,191	2.54	2.54	48,826	N/A	1.45	1.45	(3.42)	(3.42)
MFS® Total Return Series
2022	111,667	2.35	2.35	262,341	1.47	1.45	1.45	(10.98)	(10.98)
2021	116,616	2.64	2.64	308,324	1.60	1.45	1.45	11.86	11.86
2020	123,918	2.36	2.36	292,043	2.09	1.45	1.45	8.26	8.26
2019	123,857	2.18	2.18	270,452	2.12	1.45	1.45	18.48	18.48
2018	135,980	1.84	1.84	250,830	2.00	1.45	1.45	(7.54)	(7.54)
MFS® Utilities Series
2022	20,349	5.40	5.40	109,954	2.24	1.45	1.45	(1.10)	(1.10)
2021	20,131	5.46	5.46	109,842	1.28	1.45	1.45	12.35	12.35
2020	30,377	4.86	4.86	147,764	2.25	1.45	1.45	4.07	4.07
2019	29,806	4.67	4.67	139,290	4.47	1.45	1.45	22.89	22.89
2018	52,759	3.80	3.80	200,460	0.87	1.45	1.45	(0.52)	(0.52)
Pioneer Mid Cap Value VCT Portfolio
2022	-	4.03	4.03	-	N/A	1.40	1.40	(7.14)	(7.14)
2021	530	4.34	4.34	2,301	0.76	1.40	1.40	27.65	27.65
2020	1,095	3.40	3.40	3,726	0.83	1.40	1.40	0.29	0.29
2019	1,577	3.39	3.39	5,343	1.06	1.40	1.40	26.49	26.49
2018	1,634	2.68	2.68	4,385	0.45	1.40	1.40	(20.71)	(20.71)

Separate Account VA-K

Notes To Financial Statements

December 31, 2022

Note 6 - Financial Highlights (Continued)

	At December 31				For the year ended December 31
	Units	Unit Fair Values Lowest ($) (5)	Unit Fair Values Highest ($) (5)	Net Assets ($)	Investment Income Ratios (%) (1)(4)	Expense Ratios Lowest (%) (2)(4)(5)	Expense Ratios Highest (%) (2)(4)(5)	Total Returns Lowest (%) (3)(4)(5)	Total Returns Highest (%) (3)(4)(5)
Pioneer Real Estate Shares VCT Portfolio
2022	77,065	3.96	3.96	304,947	1.56	1.45	1.45	(31.96)	(31.96)
2021	84,808	5.82	5.82	493,677	1.01	1.45	1.45	38.57	38.57
2020	105,408	4.20	4.20	442,342	1.55	1.45	1.45	(8.89)	(8.89)
2019	105,350	4.61	4.61	485,619	1.94	1.45	1.45	25.96	25.96
2018	109,926	3.66	3.66	401,966	2.45	1.45	1.45	(8.73)	(8.73)
T. Rowe Price International Stock Portfolio
2022	152,561	2.29	2.29	349,048	0.77	1.45	1.45	(17.03)	(17.03)
2021	158,682	2.76	2.76	437,584	0.59	1.45	1.45	0.00	0.00
2020	162,410	2.76	2.76	448,523	0.51	1.45	1.45	12.65	12.65
2019	199,835	2.45	2.45	489,297	2.26	1.45	1.45	26.29	26.29
2018	236,771	1.94	1.94	460,399	1.31	1.45	1.45	(15.65)	(15.65)

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit fair values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest. Investment income ratio has not been annualized for periods less than one year.

(2)	These ratios represent the annualized Contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit fair values. See Note 3 for a list of all unit fair value charges. Charges made directly to Contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3)	These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Total return has not been annualized for periods less than one year.

(4)	Investment income ratios for closed or liquidated Sub-Accounts with periods less than one year are calculated using the average net assets for the period. Expense ratios for closed or liquidated Sub-Accounts with periods less than one year have been annualized. Total returns for closed or liquidated Sub-Accounts with periods less than one year are calculated using the final unit values.

(5)	The highest unit fair value and total return correspond with the product with the lowest expense ratio. The lowest unit fair value and total return correspond with the product with the highest expense ratio. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

(a wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATUTORY FINANCIAL STATEMENTS as of December 31, 2022 and 2021 and for the years ended December 31, 2022 and 2021 and Supplemental Information as of and for the Year Ended December 31, 2022

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

Index to Statutory Financial Statements

Year Ended December 31, 2022 and 2021

Independent Auditor’s Report	3
Statements of Admitted Assets, Liabilities, Capital and Surplus – Statutory Basis	6
Statements of Operations – Statutory Basis	7
Statements of Changes in Capital and Surplus – Statutory Basis	8
Statements of Cash Flows – Statutory Basis	9
Notes to Statutory Financial Statements – Statutory Basis	11

Supplemental Information	67
Supplemental Schedule of Selected Statutory Financial Data	68
Supplemental Schedule of Investment Risks Interrogatories	71
Summary Investment Schedule	75
Supplemental Schedule of Reinsurance Disclosures	77

INDEPENDENT AUDITOR’S REPORT	Deloitte & Touche LLP 200 Berkeley Street 10th Floor Boston, MA 02116 USA Tel:+1 617 437 2000 Fax:+1 617 437 2111 www.deloitte.com

To the Board of Directors of First Allmerica Financial Life Insurance Company:

Opinions

We have audited the statutory-basis financial statements of First Allmerica Financial Life Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, capital and surplus as of December 31, 2022 and 2021, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2022 and 2021, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Division of Insurance of the Commonwealth of Massachusetts. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Emphasis of Matter

As discussed in Note 1 to the statutory-basis financial statements, since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity. Our opinion is not modified with respect to this matter.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

●	Exercise professional judgment and maintain professional skepticism throughout the audit.

●	Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.

●	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

●	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

●	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

Report on Supplemental Schedules

Our 2022 audit was conducted for the purpose of forming an opinion on the 2022 statutory-basis financial statements as a whole. The supplemental schedule of selected statutory-basis financial data, the supplemental schedule of investment risk interrogatories, the supplemental summary investment schedule, and the supplemental schedule of reinsurance disclosures as of and for the year ended December 31, 2022, are presented for purposes of additional analysis and are not a required part of the 2022 statutory- basis financial statements. These schedules are the responsibility of the Company’s management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. Such schedules have been subjected to the auditing procedures applied in our audit of the 2022 statutory-basis financial statements and certain additional procedures, including comparing and reconciling such schedules directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, such schedules are fairly stated in all material respects in relation to the 2022 statutory-basis financial statements as a whole.

April 19, 2023

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF ADMITTED ASSETS, LIABILITIES, CAPITAL AND SURPLUS - STATUTORY BASIS

As of December 31, 2022 and 2021

(Dollars in thousands, except share data)	Notes	2022	2021
ASSETS
Bonds	3,4	$4,750,538	$2,258,857
Common Stock		1,545	—
Mortgage loans	3,4	157,044	5,582
Other invested assets including receivables for securities	3,4	12,893	5,451
Cash and short-term investments	3,4	391,978	100,648
Policy loans	3,4	89,413	41,476
Derivatives	3,4	—	36
Subtotal, cash and invested assets		5,403,411	2,412,050
Investment income due and accrued		62,666	25,335
Deferred and uncollected premiums	7	2,220	2,443
Reinsurance receivable and funds withheld receivable		749,126	664,149
Net deferred tax asset	5	11,787	—
Current federal and foreign income tax recoverable		420	2,655
Other assets	14	1,331	1,215
Separate account assets	16	111,015	149,630
Total admitted assets		$6,341,976	$3,257,477

LIABILITIES
Aggregate reserve for life policies and contracts		$979,835	$575,519
Deposit funds and other contract liabilities		272,719	287,034
Policy and contract claims		16,679	20,576
Dividends payable to policyholders		373	382
Reinsurance payable		135,731	41,979
Interest maintenance reserve		23,931	41,393
Net deferred tax liability		—	3,998
General expenses and commissions payable		1,841	1,037
Transfers to separate accounts due or accrued		(2,024)	(2,871)
Payable to parent, subsidiaries, and affiliate		5,583	719
Funds held under reinsurance treaties		3,970	11,604
Funds held under reinsurance treaty with authorized and unauthorized reinsurers		4,656,713	1,972,732
Benefits plan payable	15	—	1,244
Asset valuation reserve		22,543	14,251
Other liabilities	14	23,396	21,046
Separate account liabilities	16	111,015	149,630
Total liabilities		$6,252,305	$3,140,273

CAPITAL AND SURPLUS
Common stock, $10 par value, 1,000,000 shares authorized, 500,001 shares issued and outstanding		5,000	5,000
Paid in surplus		147,062	97,062
Unassigned surplus ( deficit)		(64,641)	12,892
Special contingency reserves		2,250	2,250
Total capital and surplus		89,671	117,204
Total liabilities, capital, and surplus		$6,341,976	$3,257,477
The accompanying notes are an integral part of these financial statements	Page 6

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF OPERATIONS - STATUTORY BASIS

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)	Notes	2022	2021
REVENUE
Premiums and annuity considerations		$432,430	$177,405
Considerations for supplementary contracts		228	282
Net investment income	3	138,539	97,453
Amortization of interest maintenance reserve	3	4,524	4,210
Investment management and administration fees from separate accounts		18,966	17,650
Commissions and expense allowance on reinsurance ceded		923,818	9,324
Policyholder fee income		31,099	33,040
Other income		13,481	(15,065)
Funds withheld net investment (loss) / income		8,430	592
Total revenue		$1,571,515	$324,891

BENEFITS AND EXPENSES
Benefits paid or provided for:
Surrender benefits		$38,120	$16,456
Annuity payments		24,218	23,141
Death benefits		9,585	10,205
Disability benefits		53	49
Interest and adjustments on deposit-type contract funds		(681)	(399)
Change in policy reserves		404,315	121,562
Total benefits		475,610	171,014
Change in loading expenses	7	(12)	(160)
Commissions and expense allowances		992,539	3,436
General insurance expenses		20,251	12,326
Insurance taxes, licenses and fees		1,325	2,816
Expense as a result of reinsurance		158,349	128,249
Other expenses	14	1,778	1,766
Net transfers to/(from) separate accounts	16	303	(708)
Total benefits and expenses		$1,650,143	$318,739

Net (loss) / gain from operations before dividends, federal income taxes and realized capital gains/(losses)		(78,628)	6,152

Dividends to policyholders		134	30

Net (loss) / gain from operations before federal income taxes and realized capital gains/(losses)		(78,762)	6,122

Federal and foreign income tax	5	2,696	(32)

Net (loss) / gain from operations before realized capital gains/(losses)		(81,458)	6,154

Net realized capital gains/(losses), net of tax and transfers to interest maintenance reserve	3	(3,309)	(648)
Net income/(loss)		$(84,767)	$5,506
The accompanying notes are an integral part of these financial statements	Page 7

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS - STATUTORY BASIS

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)	Common Stock	Paid in Surplus	Special Contingency Reserve	Unassigned Surplus (Deficit)	Total Capital and Surplus
Balance at December 31, 2020	$5,000	$452,978	$2,250	$(344,670)	$115,558

Net income	—	—	—	5,506	5,506
Change in net unrealized capital gains	—	—	—	625	625
Change in net deferred income tax	—	—	—	(3,059)	(3,059)
Change in asset valuation reserve	—	—	—	(1,950)	(1,950)
Change in non-admitted assets	—	—	—	(4,679)	(4,679)
Change as a result of reinsurance	—	—	—	5,203	5,203
Additional paid in capital	—	(355,916)	—	355,916	—
Balance at December 31, 2021	5,000	97,062	2,250	12,892	117,204

Net loss	—	—	—	(84,767)	(84,767)
Change in net unrealized capital gains	—	—	—	(2,132)	(2,132)
Change in net deferred income tax	—	—	—	24,467	24,467
Change in asset valuation reserve	—	—	—	(8,292)	(8,292)
Change in non-admitted assets	—	—	—	(5,698)	(5,698)
Change as a result of reinsurance	—	—	—	(2,686)	(2,686)
Cumulative effect of changes in accounting principles	—	—	—	1,575	1,575
Additional paid in capital	—	50,000	—		50,000
Balance at December 31, 2022	$5,000	$147,062	$2,250	$(64,641)	$89,671
The accompanying notes are an integral part of these financial statements	Page 8

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CASH FLOWS - STATUTORY BASIS

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)	2022	2021
CASH FROM OPERATIONS
Premiums and annuity considerations	$239,201	$14,617
Net investment income	120,163	85,877
Funds withheld net investment income	8,401	(183)
Other (loss) / income	(44,560)	45,421
Claims, surrenders and other benefits	(12,252)	(53,572)
Commissions and expenses paid	(166,232)	(134,929)
Net transfers from separate accounts	544	1,288
Dividends to policyholders	(144)	(51)
Federal income taxes (paid) / recovered	—	26,469
Net cash provided by (used in) operations	145,121	(15,063)

CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid
Bonds	2,758,992	379,378
Mortgage loans	3,614	252
Derivatives	—	1,602
Other invested assets	867	8,050
Miscellaneous Applications	—	1,693
Total investment proceeds	2,763,473	390,975
Cost of investments acquired
Bonds	(2,551,900)	(324,411)
Stocks	(1,545)	—
Mortgage loans	(154,471)	—
Other invested assets	(501)	(209)
Miscellaneous Applications	(1,711)	969
Total cost of investments acquired	(2,710,128)	(323,651)
Net change in policy loans	7,041	5,897
Net cash from investments	60,386	73,221

CASH FROM FINANCING AND OTHER SOURCES
Net withdrawals on deposit type contracts and other liabilities	(14,315)	(8,165)
Capital and paid in surplus, less treasury stock	50,000	—
Net change in fund held for reinsurers	58,211	(22,478)
Other cash provided / (applied)	(8,074)	1,261
Net cash from / (used in) financing and other sources	85,822	(29,382)

Net change in cash and short-term investments	291,329	28,776
Beginning of the year	100,648	71,872
End of the year	$391,978	$100,648
The accompanying notes are an integral part of these financial statements	Page 9

First Allmerica Financial Life Insurance Company

(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)

STATEMENTS OF CASH FLOWS - STATUTORY BASIS (Continued)

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)	2022	2021
SUPPLEMENTAL SCHEDULE OF NON-CASH OPERATING ACTIVITIES
Non-cash premiums assumed from reinsurance transactions	(3,789,124)	(233,088)
Non-cash accrued investment income assumed to settle reinsurance transactions	27,884	2,179
Non-cash assumed commissions	1,006,852	—
Non-cash premiums ceded from reinsurance transactions	3,531,987	69,968
Non-cash ceded commissions	(906,218)	2,850
Non-cash Capitalization of policy loan interest	—	7,604
Non-cash policy loan write-off	—	206

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING ACTIVITIES
Non-cash bonds received to settle reinsurance transactions	2,703,387	228,897
Non-cash preferred stocks received to settle reinsurance transactions	—	2,012
Assumed contract loans from reinsurance transactions	51,000	—
Reclass Residual Tranches	(501)	—
Non cash investment transactions - bonds	(37,598)	—
Non cash investment transactions - mortgages	(7,497)	—
Non cash investment transactions - other invested assets	(1,931)	—
Non-cash Capitalization of policy loan interest	—	7,604

SUPPLEMENTAL SCHEDULE OF NON-CASH FINANCING ACTIVITIES
Non-cash funds withheld payable and deposit assets on reinsurance ceded	(2,625,769)	(72,818)
Non-cash assumed reinsurance receivable	—	—
The accompanying notes are an integral part of these financial statements	Page 10

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

1.	ORGANIZATION AND NATURE OF OPERATIONS

First Allmerica Financial Life Insurance Company, a Massachusetts domiciled life insurance company (the Company), is a wholly owned subsidiary of Commonwealth Annuity and Life Insurance Company, a Massachusetts domiciled life insurance company (Commonwealth Annuity), which in turn is a wholly owned indirect subsidiary of The Global Atlantic Financial Group LLC, a Bermuda company (Global Atlantic, which shall mean The Global Atlantic Financial Group LLC and, unless otherwise indicated or the context otherwise requires, its applicable subsidiaries). Global Atlantic is majority owned by KKR & Co. Inc (KKR).

On February 1, 2021, KKR & Co. Inc. (“KKR”) indirectly acquired a majority interest in the Company following the merger of Global Atlantic Financial Group Limited (“GAFGL”) and Magnolia Merger Sub Limited, with GAFGL as the surviving entity of the merger transaction. Prior to the merger transaction, Magnolia Merger Sub Limited was a Bermuda exempted company, a direct wholly owned subsidiary of Magnolia Parent LLC (now known as The Global Atlantic Financial Group LLC or “TGAFGL”) and an indirect subsidiary of KKR. Accordingly, TGAFGL is now the holding company of GAFGL and KKR is deemed the ultimate controlling person of FAFLIC

KKR Magnolia Holdings LLC owns a total of approximately 63.3% of the outstanding ordinary shares of TGAFGL; the remaining investors, none of whom own more than 9.0%, own the remaining approximately 36.7% of the outstanding ordinary shares.

The Company insures and reinsures blocks of traditional life insurance, universal life insurance, fixed annuities, group retirement products, variable annuities, variable universal life insurance, and an exited accident and health (A&H) business with external parties as well as affiliates. The results of operations may not be indicative of a stand alone entity.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with statutory accounting practices prescribed or permitted by the Division of Insurance of the Commonwealth of Massachusetts (MADOI), which differ in some respects from accounting principles generally accepted in the United States of America (GAAP). Prescribed statutory accounting practices (SAP) include publications of the National Association of Insurance Commissioners “Accounting Practices and Procedures Manual” (NAIC SAP), state laws, regulations and general administrative rules. The more significant of these differences are as follows:

•	Bonds which are “available-for-sale” or “trading” are carried at fair value under GAAP, and are carried at amortized cost under NAIC SAP, except for bonds in or near default which are carried at the lower of fair value or amortized cost under NAIC SAP;

•	Derivatives for which the Company employs fair value accounting are carried at fair value. However, changes in unrealized capital gains and losses are not recognized in net income, but as changes to surplus;

•	The Asset Valuation Reserve (AVR) is required under NAIC SAP to offset potential credit-related investment losses on bonds, mortgage loans, stocks, real estate, and other invested assets. The AVR is recorded as a liability with changes in the reserve accounted for as direct increases or decreases in surplus. Under GAAP, no such reserve is required;
The accompanying notes are an integral part of these financial statements	Page 11

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

•	The Interest Maintenance Reserve (IMR) is required under NAIC SAP to defer recognition of realized gains and losses (net of applicable federal income taxes) on short and long term fixed income investments resulting from interest rate changes. The deferred gain and loss is amortized over the expected remaining life (maturity) of the investment sold. In the event that realized capital losses exceed gains on a cumulative basis, negative IMR is reclassified to a non-admitted asset. Under GAAP, no such reserve is required;

•	Policy acquisition costs, such as commissions, and other costs that are directly related to the successful efforts of acquiring new business are deferred under GAAP. Under NAIC SAP, such items are recorded as expenses when incurred;

•	Benefit reserves are determined using statutorily prescribed interest, morbidity and mortality assumptions under NAIC SAP, except under certain principles-based reserve methodologies. With respect to variable annuities, VM-21 prescribes various approaches for setting assumptions related to policyholder and economic behavior that can vary by reserve component (Stochastic Reserve and Standard Projection Amount). With respect to life insurance products, valuation assumptions are prudent estimates used in determining Stochastic and Deterministic reserve components as prescribed by VM-20. In all cases the Company follows these prescribed practices. Under US GAAP, reserves and related balances are generally calculated using assumptions that are based on best estimates, which in some cases require appropriate adjustments that are required under certain FASB Accounting Standards. Effective January 1, 2023, public company reporting for long duration insurance contracts changed under the new long duration targeted improvements (LDTI) insurance accounting standard. LDTI requires the unlocking of assumptions for traditional life and limited pay contracts, requiring more frequent update to best estimates

•	Under NAIC SAP, amounts recoverable from reinsurers for unpaid losses are not recorded as assets, but as offsets against the respective policyholder liabilities. Under GAAP, amounts recoverable from reinsurers for unpaid losses are recorded as assets and not offset against the respective policyholder liabilities. Reinsurance balance amounts deemed to be uncollectible are written off through a charge to operations. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings;

•	Deferred income taxes, which provide for book/tax temporary differences, are charged directly to unassigned surplus under NAIC SAP, whereas under GAAP, they are included as a component of net income. Deferred tax assets are also subject to an admissibility test under NAIC SAP;

•	Under NAIC SAP, certain items are designated as “non-admitted” assets (such as furniture and equipment, prepaid expenses, bills receivable, computer system software, and agents’ balance, etc.) and are excluded from assets by a direct charge to surplus. Under GAAP, such assets are carried on the balance sheet with appropriate valuation allowances;

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

•	Under GAAP acquisition accounting, an intangible asset can be assigned a value representing the cost to duplicate, create or replace the asset, assigned a finite life, and amortized accordingly. NAIC SAP does not recognize this type of transaction but recognizes any amount paid in excess of the subsidiary’s underlying statutory capital and surplus as unamortized goodwill on the parent company’s books. Goodwill is then amortized into unrealized capital gains and losses, on a straight line basis for a period which the acquiring entity benefits economically, not to exceed 10 years;

•	Under GAAP accounting, the Company’s assets and liabilities were remeasured at fair value upon the close of the KKR acquisition. This resulted in the recognition of Value of Business Acquired (VOBA), which is generally amortized on a constant level basis using policy count over the estimated lives of the contracts, and goodwill, which is not amortized but assessed for impairment annually or more frequently if circumstances indicate impairment may have occurred, for GAAP. There was no such remeasurement of assets and liabilities for Statutory reporting. Under NAIC SAP, consideration in excess of the net book value of business acquired is recognized as a ceding commission. Ceding commission expenses are recognized in income on the date of the transaction. Ceding commission revenues are recognized as a separate surplus item on a net of tax basis and are subsequently amortized into income as earnings from the business emerge.

•	Under NAIC SAP, revenues for annuity contracts and universal life policies consist of the entire premium received, and benefits incurred represent the total of death benefits paid, surrenders (net of surrender charges), and the change in policy reserves. Under GAAP, premiums received for annuity contracts and universal life that do not include significant mortality risk would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values. Charges for mortality expenses and surrenders for both types of policies would be recognized as revenue under GAAP;

•	Policyowner dividends are recognized when declared under NAIC SAP rather than over the term of the related policies as required by GAAP;

•	Under GAAP the Company has elected to carry the funds withheld assets at fair value while for statutory treatment the Company carries the funds withheld assets at amortized cost;

•	Under NAIC SAP, cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less;

•	Investments in subsidiaries where the Company has the ability to exercise control are consolidated for GAAP reporting. Under NAIC SAP, the equity value of subsidiaries is recorded as other invested assets and investments in common stocks of affiliated entities;

•	Bond portfolios and associated liabilities comprising guaranteed separate accounts, also referred to as market value adjusted annuities, are included in separate accounts for NAIC SAP, whereas these are classified under the Company’s general account under GAAP.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The effects on the financial statements of the variances between statutory and GAAP, although not readily determinable, are presumed to be material.

Use of Estimates

The preparation of financial statements in accordance with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period. Actual results could differ significantly from those estimates. Significant estimates included in the accompanying statutory basis financial statements are assumptions and judgments utilized in determining if declines in fair values of investments are other-than-temporary, valuation methods for infrequently traded securities and private placements, policy liabilities, accruals relating to legal and administrative proceedings and estimates to establish the reserves for future policy benefits.

The Company is currently undergoing a conversion to a new life insurance administration system. As part of this conversion certain life insurance policies have been temporarily restricted at December 31, 2022 resulting in a delay of the billing of premiums and other related policy transactions. In limited cases, estimates were used for restricted policy balances within the financial statements. Any variances to the estimates will be recorded as policies are released from the restricted status in future periods.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Investments

Bonds

The NAIC classifies bonds into six quality categories and 20 subcategories. These categories range from 1A (the highest) to 5C (the lowest) for non-defaulted bonds, and category 6 for bonds in and near default. In 2021 and prior, residual tranches in securitizations were captured as bonds, whereas commencing in 2022, those investments will be captured in other invested assets. Bonds in default are required to be carried at the lower of amortized cost or NAIC fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and preferred stocks, excluding loan-backed and structured securities (LBASS), are stated at amortized cost using the modified scientific method, or fair value in accordance with the “Purposes and Procedures Manual (P & P Manual) of the NAIC Capital Markets and Investment Analysis Office” (CMIAO). Fair values are measured in accordance with the Statements of Statutory Accounting Principles (SSAP) No. 100 Fair Value Measurements (SSAP No.100). Short-term investments are highly liquid investments readily convertible to cash, with maturities of greater than 90 days and less than one year at time of purchase and are reported at amortized cost.

LBASS are stated at amortized cost or fair value in accordance with the P & P Manual of the CMIAO. Prepayment assumptions are primarily obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The prospective adjustment method is used on most non-agency LBASS. Fair values are based on quoted market prices. If a quoted market price is not available, fair values are estimated using independent pricing sources or internally developed pricing models, based on discounted cash flow analysis. The Company reviews securities at least quarterly for other-than-temporary impairments (OTTI) using current cash flow assumptions.

The NAIC has contracted with Blackrock for non-agency Residential Mortgage Backed Securities (RMBS) and Commercial Mortgage Backed Securities (CMBS), to provide expected loss information, which the Company must use to determine the appropriate NAIC designations for accounting, and risk-based capital (RBC) calculations.

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of discounts/premiums and valuation allowances, and are secured. Specific valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value, when it is probable that based on current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Specific valuation allowances are based on the fair value of the collateral. Fair value is determined by discounting the projected cash flows for each property to determine the current net present value.

Commercial mortgage loans (CMLs) acquired at a premium or discount are carried at amortized cost using the effective interest rate method. CMLs held by the Company are diversified by property type and geographic area throughout the United States. CMLs are considered impaired when it is probable that the Company will not collect amounts due according to the terms of the original loan agreement. The Company assesses the impairment of loans individually for all loans in the portfolio. The Company estimates the fair value of the underlying collateral using internal valuations generally based on discounted cash flow analyses.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Financial Instruments and Derivatives

In the normal course of business, the Company enters into transactions involving various types of financial instruments including derivatives. Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter (OTC) derivatives, or they may be listed and traded on an exchange (exchange-traded). Exchange-traded equity futures are transacted through a regulated exchange. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

The Company primarily uses derivatives to hedge its exposure to indexed universal life insurance products with potential growth in interest linked to market indexes. OTC call options and call spreads are purchased to hedge the growth in interest credited to the customer as a direct result of increases in the related indices. Upon exercise, the Company will receive the fair value of the call options and call spreads. In accordance with SSAP No. 86, Derivatives (SSAP No. 86), the Company has elected to account for these derivatives using the fair value method of accounting. Under such treatment, the derivatives are marked to market, with changes in fair value recorded as unrealized investment gains or losses. Upon termination, the unrealized investment gains and losses are reclassified to realized gains and losses in earnings. The Company values the OTC options utilizing the Black-Scholes and Heston models. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. The parties with whom the Company enters into OTC option contracts are highly rated financial institutions. Contracts are also fully supported by collateral, which minimizes the credit risk associated with such contracts.

The Company also owns foreign currency denominated bonds that generate exposure to FX risk. The Company has hedged this risk by entering into foreign currency swaps. Under the terms of the swaps, the Company pays fixed and floating rate terms denominated in foreign currency and receives fixed USD. The Company considers these derivatives to be cash flow hedges. Under such treatment, the unrealized gains and losses on are recorded consistent with the bonds hedged.

Policy Loans

Policy loans are carried at unpaid principal balances.

Other Invested Assets

Other invested assets of the Company consist primarily of ownership interests in partnerships, and in 2022, residual tranches in structured security investments. The Company values these interests based upon the investment method and their proportionate share of the underlying GAAP equity of the investment.

Cash and Short-Term Investments

Cash and short-term investments include cash on hand, amounts due from banks, and highly liquid short-term investments. The Company considers all investments with an original maturity of 90 days or less as cash equivalents. Cash equivalent investments are stated at amortized cost. The Company considers all investments with an original maturity of greater than 90 days and less than one year as short-term investments. Short-term investments are stated at amortized cost.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Investment Income

Investment income is recognized on an accrual basis. Any investment income which is over 90 days past due is excluded from surplus. Investments in bonds that are delinquent are placed on non-accrual status, and thereafter interest income is recognized only when cash payments are received. Interest income on policy loans is recorded as earned using the contractually agreed upon interest rate and is included in accrued investment income until the policy’s anniversary date at which point the interest is capitalized and added to principal.

Capital Gains and Losses

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The AVR is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, to the IMR, the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

The Company acquires IMR associated with certain assumed blocks of business through reinsurance transactions. Should realized capital losses exceed gains on a cumulative basis, the resulting negative IMR is reclassified to assets and is non-admitted.

Impairments

The Company evaluates mortgages for impairment based on the credit quality of the borrowers ability to pay, common stocks, which are primarily affiliated companies, based on the underlying financial condition of those companies, and joint ventures, partnerships and Limited Liability Companies (LLCs) when it is probable that it will be unable to recover the carrying amount of the investment or there is evidence indicating inability of the investee to sustain earnings that would justify the carrying value of the investment.

At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to the following: its intent and ability to hold the impaired security until an anticipated recovery in value; the issuer’s ability to meet current and future principal and interest obligations for bonds; the length and severity of the impairment; and, the financial condition and near term and long-term prospects for the issuer. The review process involves monitoring market events that could impact issuers’ credit ratings, business climate, management changes, litigation and government actions and other similar factors. The process also involves monitoring late payments, downgrades by rating agencies, key financial ratios, financial statements, revenue forecasts and cash flow projections as indicators of credit issues. Additional factors are considered when evaluating the unique features that apply to certain structured securities, including but not limited to the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying loans or assets backing a particular security, and the payment priority with the tranche structure of the security.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Recognition of Premium Income and Acquisition Costs

Life premiums are recognized as income over the premium-paying period of the related polices. Annuity considerations are recognized as income when received. Deposits on deposit-type contracts, such as funding agreements, supplemental contracts, dividend accumulations, and premium and other deposit funds, are recorded as a liability when received. Health premiums are earned ratably over the terms of the related insurance or reinsurance contracts or policies. Considerations for inforce block liabilities assumed are recognized as premium income when received. Expenses incurred in connection with acquiring new insurance business, including acquisition costs such as sales commissions, are charged to operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Deposit Accounting

In accordance with SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance (SSAP No. 61R) and P & P Manual Appendix A-791 “Life and Health Reinsurance Contracts”, deposits and returns of deposits are recorded directly to the balance sheet. Fee income and expenses are recorded as earned / incurred. The liabilities under applicable treaties are categorized as deposit liabilities rather than reserves, and any unpaid settlements are categorized as other payables or receivables rather than reinsurance payables or receivables. P & P Manual Appendix A-791 “Life and Health Reinsurance Contracts”, allows for increase in surplus net of tax to be identified separately as a surplus item.

Modified Coinsurance and Funds Withheld Reserve Adjustment

Reinsurance premiums, commissions, expense reimbursement, claims, and claims adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies. A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile. Changes in this liability are reported directly in unassigned surplus. Policy and contract liabilities ceded have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

In accordance with SSAP No. 61R, the cedent retains invested assets supporting the ceded reserves for modified coinsurance and funds withheld coinsurance. The counterparties settle statutory basis policyholder activity, investment activity and agreed upon fees. Significant contributors to periodic settlements are transfers from separate accounts, change in statutory reserves, mark-to-market of the derivative portfolio, other investment returns, and administration fees.

Policy and Contract Claims

The liability for policy and contract claims is based on actual claims submitted but not paid on the statement date and an estimate of claims that had been incurred but not been reported on the statement date.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Insurance Reserves and Annuity and Other Fund Reserves

Reserving Practices

Reserves for life insurance, annuities, and accident and health insurance are established in amounts adequate to meet the estimated future obligations of policies in force based upon accepted actuarial methods. These liabilities are computed based upon mortality, morbidity, withdrawal, and interest rate assumptions applicable to these coverages. Reserves for life insurance and annuity policies are computed using interest rates ranging from 2.5% to 6% for life insurance policies and 1.00% to 9.5% for annuity contracts. Mortality, morbidity, and withdrawal assumptions for all policies are based on industry standards and assumptions prescribed by statute. The assumptions vary by plan, age at issue, year of issue and duration.

Claim reserves are computed based on historical experience modified for expected trends in frequency and severity. Withdrawal characteristics of annuity and other fund reserves vary by contract. At December 31, 2022 and 2021, approximately 1.86% and 7.10% of the account value, respectively, of the contracts (included in both the general account and separate accounts of the Company) were not subject to discretionary withdrawal or were subject to withdrawal at book value less surrender charge greater than 5%.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in force. The amount of liabilities and accruals, however, could be revised in the near term if the estimates discussed above are revised.

For individual life insurance, claim reserves are established equal to 100% of the benefit payable.

The Company’s variable annuity contracts contain guaranteed minimum death benefit features. For all variable annuity contracts, including those that reduce the death benefit on a dollar-for-dollar basis, reserves are calculated in accordance with the Commissioners Annuity Reserve Valuation Method (CARVM) and VM-21 (CARVM for variable annuities). However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

For non-universal life plans and universal life accidental death and waiver of premium features, tabular interest, tabular less actual reserve released and tabular costs are calculated by formulas.

For universal life, except for accidental death and waiver of premium features, tabular interest and tabular cost are equal to actual credits and charges to the policies.

Tabular interest on funds not involving life contingencies is calculated by formula.

Other increases reflect significant items for changes in adjustment from fund value to reserve for annuities and universal life insurance.

For the year ended December 31, 2022, the Company’s assumed participating policies were approximately 4.4% of the total life insurance in force. The method of accounting for policyholder dividends is based upon dividends credited annually to policyholders on their policy anniversary date plus the change from the prior period on one year’s projected dividend liability on policies in force at the statement date. Source data is produced from the cedant’s policy administration system. The amount of dividend expense incurred for the year ended December 31, 2022 and the year ended December 31, 2021 was $134 and $30, respectively. There was no additional income allocated to participating policyholders.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Waiver of Premiums, and Gross Premiums less than Net Premiums

The Company waives deduction of deferred fractional premiums at death and returns any portion of the final premium paid beyond the month of death.  Surrender values are not promised in excess of the legally computed reserves.

As of December 31, 2022 and 2021, the Company had $979,079 and $963,189, respectively of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation required by the Commonwealth of Massachusetts.

Substandard Policies

Extra premiums are assessed for substandard lives in addition to the standard mortality charges. Mean reserves for universal life policies include (1) the standard mean reserve plus (2) the excess of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and/or the appropriate additional mortality charge per 1,000 and 4.5%, 5.5% and 6% interest over the standard mean reserve. In no event is the total reserve less than the policy’s cash surrender value.

Extra premiums are assessed for substandard lives in addition to the standard gross premium. Mean reserves for policies and riders based on table ratings include (1) the regular mean reserve for the plan and (2) the excess, if any, of the mean reserve calculated using the appropriate multiple of the 1958 or 1980 CSO Mortality Table and 4.0%, 5.0% or 5.5% interest over the standard mean reserve. In the case of flat extra premium ratings, mean reserves are equal to (1) the regular mean reserve and (2) 1/2 of the net extra premium.

Federal Income Taxes

Deferred federal income taxes are calculated as defined by SSAP No. 101, Income Taxes (SSAP No. 101). SSAP No. 101 establishes deferred tax assets and liabilities based on differences between statutory and tax bases of reporting. The deferred tax assets are then subject to an admissibility test, which can limit the amount of deferred tax assets that are recorded. The deferred federal income taxes result primarily from insurance reserves, policy acquisition expenses, and ceding commissions.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Separate Accounts

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of certain variable annuity, variable life insurance, and pension contract holders. Assets consist principally of bonds, common stocks, mutual funds, and short-term obligations and are generally stated at fair value. The investment income gains and losses of these accounts generally accrue to the contract holders and therefore, are not included in the Company’s net income. Appreciation and depreciation of the Company’s interest in the separate accounts, including undistributed net investment income, is reflected as other income. The fair value of assets and liabilities held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for separate account liabilities.

The Company receives fees for assuming mortality and certain expense risks. Such fees are included in investment management and administration fees from separate accounts in the accompanying Statement of Operations. Reserves in the separate accounts for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners’ Annuity Reserve Valuation Method (VACARVM) under VM-21. However, the adoption of VM-21 did not have an impact as these contracts are 100% ceded.

Transfers from Separate Accounts Due or Accrued and Accrued Expense Allowance

The Company records a negative liability due from the separate accounts which primarily represents amounts that are held for policy account values in excess of statutory reserves, and certain other policy charges, including cost of insurance charges, administrative charges and guaranteed minimum death benefit (GMDB) charges, partially offset by associated reinsurance credits. This negative liability due from the separate accounts also includes assumed and ceded business. Amounts held in excess of the statutory reserve cannot be transferred from the separate account unless the policy is terminated or the policy account value is withdrawn.

Closed Block

The Company established and began operating a closed block for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in force as of the Company’s demutualization on October 16, 1995.

The purpose of the closed block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. The closed block will continue to be in effect until none of the closed block policies is in force, except in the event that the Massachusetts Commissioner of Insurance consents to an earlier termination. The Company allocated to the closed block assets in an amount that is expected to produce cash flows which, together with future revenues from the closed block, are reasonably sufficient to support the closed block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales as payable in 1994 so long as the experience underlying such dividend scales continues. The Company expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the closed block will be set accordingly.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Effective December 1, 2015, the Company entered into a coinsurance agreement whereby it ceded substantially all risk in the closed block. The net retained closed block balances and activity are included in the Company’s financial statements. A presentation of the entire closed block financial schedules are included in footnote 18 of the financial statements.

Dividends to Policyholders

Prior to demutualization, the Company issued certain life, health and annuity insurance policies that contained dividend payment provisions which enabled the policyholder to participate in the earnings of the Company. The amount of policyholders’ dividends to be paid was determined annually by the Board of Directors. The aggregate amount of policyholders’ dividends was related to the actual interest, mortality, morbidity, and expense experience for the year and the Company’s judgment as to the appropriate level of statutory surplus to be retained. Upon demutualization, certain participating individual life policies, individual annuity, and supplemental contracts were transferred to the Closed Block. The Closed Block was funded to protect the dividend expectations of such policies and contracts. Accordingly, these policies no longer participate in the earnings and surplus of the remaining block. Prior to demutualization, the Company ceased issuance of participating policies.

Guaranty Fund Assessments

Guaranty fund assessments are paid to various states. The assessments are amortized against the premium tax benefit period.

Affiliated Entities and Related Parties

The Company recognizes entities which are under common control as affiliated entities consistent with SSAP No. 25 - Affiliates and Other Related Parties guidance. In addition, entities in which the company or affiliated companies own at least 10% of the voting interests are considered to be related parties even if there is no control or affiliation, and are disclosed consistent with related party disclosure guidelines in SSAP No. 25 guidance.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Recently Adopted Accounting Standards

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 36 - Troubled Debt Restructuring, which requires an entity to evaluate the modification represents a new loan or a continuation of an existing loan. This update eliminates prior U.S. GAAP guidance for troubled debt restructuring by creditors. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 - Subsequent Events, and SSAP No. 101 - Income Taxes, which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has adopted these changes for the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 25 - Affiliates and Other Related Parties and SSAP No. 43R - Loan-Backed and Structured Securities which clarify application of the existing affiliate definition and incorporate new disclosure requirements for all investments that involve related parties, regardless if they meet the affiliate definition. The new guidance provides an expanded list of examples of related parties and further clarifies that investments from any arrangement which results in direct or indirect control, including control through a servicer or other controlling arrangement, shall be reported as affiliated. The Company has adopted these changes in the annual 2022 reporting period and there is no significant impact on the financial statements.

In May, 2022, the Blanks Working Group adopted updates to the Life/Fraternal Blank Asset Valuation Reserve (AVR) factors to correspond with the 2021 Life Risk-Based Capital Working Group adopted changes to Risk-Based Capital (RBC) factors for the expanded bond designation categories. The Company has adopted these changes in the annual 2022 reporting period.The result of adopting this change is that the 2022 AVR liability under the new calculation is marginally higher than it would have been prior to the change.

In March, 2022, the Blanks Working Group adopted changes to add a group of lines for Residual Tranches or Interests in the AVR which impacts the value of AVR in the 2022 financial statement amounts. The Company has adopted these changes in the annual 2022 reporting period. The result of adopting this change is that the 2022 AVR liability under the new calculation is marginally lower than it would have been prior to the change.

In December, 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to clarify that residual tranches of structured securities shall be reported as other invested assets and valued at the lower of cost or market. Revisions are effective December 31, 2022, with early adoption permitted on December 31, 2021. The Working Group also clarified that residual tranches which are reported as bonds for the December 31, 2021 reporting date must be rated 6, and may not be rated 5GI. The Company presented residual tranches as bonds in 2021 and as Other Invested Assets in 2022, consistent with this guidance.

In December, 2021, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 43R - Loan-Backed and Structured Securities. These revisions identify that SVO-Identified Credit Tenant Loans are in scope. The Company adopted the guidance in the 2021 and there were no significant impact on the financial statements.

In May, 2021, the NAIC Statutory Accounting Principles Working Group issued INT 20-01: Reference Rate Reform. As it relates to discontinuance of LIBOR, the interpretation provides optional expedients for derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment as of result of the reference rate reform. This will allow for continuation of the existing hedge relationship and not require hedge de-designation. The Company adopted the guidance in 2021 and there were no significant impact on the financial statements.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

In May, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 103R - Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. These revisions incorporate additional disclosures and data-capture templates to assist state insurance regulators in assessments of transferred assets. This will assist in the determination if the economic interest is retained by the reporting entity, related party or another member within the holding group and disclosed. The Company made such disclosures in the 2021 statements, as applicable.

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 25 - Related Parties. These revisions clarify the identification of related parties under U.S. GAAP or SEC reporting requirements would be considered a related party under statutory accounting principles. The interpretation also states a non-controlling ownership over 10% results in a related party classification regardless of any disclaimer of control or affiliation and does not eliminate the disclosure of material transactions as required under SSAP No. 25. The Company made such disclosure in the 2021 statements, as applicable.

In March, 2021, the NAIC Statutory Principles Working Group adopted revisions to SSAP No. 32R - Preferred Stock. These revisions disclose requirements regarding preferred stock warrants and require publicly traded preferred stock warrants to be reported at fair value. The Company made such disclosures in the 2021 statements, as applicable.

Change in Accounting Principle

In 2022, the Company updated its accounting for ceding IMR gains and losses after the inception of the treaty where gains and losses transferred to a counterparty are now assessed on an accrual basis whereas previously we assessed that transfer on a cash basis. Since both are acceptable interpretations of the standard, the Company has accounted for this as a change in accounting principle and has applied an adjustment to IMR for all such ceded gains, whereas previously we made no adjustment to IMR and instead set up a different liability. There was an impact to surplus arising from the change due to the IMR liability being stated at an after tax amount whereas the other liability had been stated without an adjustment for tax. An adjustment to surplus of $1,575 has been captured as the cumulative impact of the change in accounting principle.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

3.	INVESTMENTS

Bonds

Book/Adjusted Carrying Value and Fair Values

The book/adjusted carrying value and fair value of investment in long term bonds are as follows:

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2022
Long term bonds:
United States Government and agencies	$15,313	$116	$(35)	$15,394
State and political subdivisions	392,352	3,764	(26,763)	369,353
Foreign government	69,128	415	(5,669)	63,874
Corporate securities	3,762,410	23,957	(254,258)	3,532,109
Hybrid	77,197	1,250	(4,883)	73,564
Parent, Subsidiaries and Affiliates	134,580	—	(24,488)	110,092
Asset-backed securities	39,599	6	(3,084)	36,521
Commercial mortgage-backed securities	68,166	—	(4,566)	63,600
Residential mortgage-backed securities	191,793	11,285	(5,784)	197,294
Total long term bonds	4,750,538	40,793	(329,530)	4,461,801
Short-term bonds	4,452	5	—	4,457
Total long term, short-term and cash equivalent bonds	$4,754,990	$40,798	$(329,530)	$4,466,258

	Book / Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
December 31, 2021
Long term bonds:
United States Government and agencies	$5,112	$1,389	$—	$6,501
State and political subdivisions	306,231	67,581	(994)	372,818
Foreign government	29,725	5,148	(44)	34,829
Corporate securities	1,534,238	222,604	(4,319)	1,752,524
Hybrid	40,433	11,314	(223)	51,524
Parent, Subsidiaries and Affiliates	15,008	1,425	(12)	16,421
Asset-backed securities	120,108	5,567	(604)	125,071
Commercial mortgage-backed securities	26,039	907	(13)	26,932
Residential mortgage-backed securities	181,964	34,157	(196)	215,926
Total long term bonds	$2,258,858	$350,092	$(6,405)	$2,602,546
Short-term bonds	154	—	—	154
Cash equivalent bonds	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,259,012	$350,092	$(6,405)	$2,602,700

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

At December 31, 2022 and 2021, respectively, 100.0% and 99.0% of debt securities were rated by the NAIC as investment grade (1 or 2 by the NAIC).

The book/adjusted carrying value and fair value of bonds by contractual maturity at December 31, 2022 are shown below. Actual maturities may differ from contractual maturities since borrowers may have the right to call or prepay obligations with or without call or prepayment penalties or the Company may have the right to put or sell the obligations back to the issuers. Mortgage-backed securities are included in their own distinct category.

	Book / Adjusted Carrying Value	Fair Value
Due in one year or less	$20,933	$20,729
Due after one year through five years	244,029	233,087
Due after five years through ten years	475,371	446,256
Due after ten years	3,595,530	3,371,121
Mortgage-backed and asset-backed securities	419,126	395,067
Total	$4,754,990	$4,466,260

The following tables provide information about the Company’s bonds that have been continuously in an unrealized loss position.

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2022	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$1,456	$(35)	$—	$—	$1,456	$(35)
State and political subdivision	239,384	(19,559)	40,259	(7,204)	279,643	(26,763)
Foreign government	22,450	(5,388)	1,416	(281)	23,866	(5,669)
Corporate securities	2,299,660	(215,023)	116,065	(39,236)	2,415,725	(254,259)
Hybrid	20,435	(1,612)	11,378	(3,271)	31,813	(4,883)
Parent, Subsidiaries and Affiliates	76,775	(22,472)	10,091	(2,016)	86,866	(24,488)
Asset-backed securities	32,079	(2,402)	3,815	(683)	35,894	(3,085)
Commercial mortgage-backed securities	62,377	(4,438)	690	(128)	63,067	(4,566)
Residential mortgage-backed securities	106,125	(5,439)	1,556	(345)	107,681	(5,784)
Total long term bonds	2,860,741	(276,368)	185,270	(53,164)	3,046,011	(329,532)
Short-term bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$2,860,741	$(276,368)	$185,270	$(53,164)	$3,046,011	$(329,532)

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

	Less than or equal to Twelve Months		Greater than Twelve Months		Total
December 31, 2021	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Long term bonds:
United States government and agencies	$—	$—	$—	$—	$—	$—
State and political subdivision	55,678	(994)	—	—	55,678	(994)
Foreign government	2,803	(44)	—	—	2,803	(44)
Corporate securities	182,726	(4,319)	—	—	182,726	(4,319)
Hybrid	14,510	(223)	—	—	14,510	(223)
Parent, Subsidiaries and Affiliates	9,957	(12)	—	—	9,957	(12)
Asset-backed securities	30,609	(604)	—	—	30,609	(604)
Commercial mortgage-backed securities	883	(13)	—	—	883	(13)
Residential mortgage-backed securities	1,794	(173)	195	(23)	1,989	(196)
Total long term bonds	$298,960	$(6,382)	$195	$(23)	$299,155	$(6,405)
Short-term bonds	154	—	—	—	154	—
Cash equivalent bonds	—	—	—	—	—	—
Total long term, short-term and cash equivalent bonds	$299,114	$(6,382)	$195	$(23)	$299,309	$(6,405)

The Company has the intent and ability to hold all bonds in an unrealized loss position until amortized cost basis is recovered.

As of December 31, 2022 and 2021, the number of securities in an unrealized loss position for over 12 months consisted of 170 and 1, respectively.

In the course of the Company’s asset management, no securities have been sold or reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio.

Insurer Self-Certified Securities

Securities for which the Company does not have all information required for the NAIC to provide a NAIC designation, but for which the Company is receiving timely payments of principal and interest are referred to as “5GI Securities”.

The Company did not hold any 5GI securities as of December 31, 2022 and 2021.

Subprime Mortgage Related Risk Exposure

While the Company holds no direct investments in subprime mortgage loans, the Company has limited exposure to subprime borrowers, through direct investments in primarily investment grade securities with underlying subprime exposure. The Company’s definition of subprime is predominantly based on borrower statistics from a residential pool of mortgages. Included in the statistics evaluated is the average credit score of the borrower, the loan-to-value ratio, the debt-to-income statistics, and the diversity of all these statistics across the borrower profile. As is true for all securities in the Company’s portfolio, the Company reviews the entire portfolio for impairments at least quarterly. Included in that analysis are current delinquency and default statistics, as well as the current and original levels of subordination on the security.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The Company has indirect subprime exposure through the following investments:

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2022
Residential mortgage-backed securities	$10,588	$9,129	$11,484	$—
Total	$10,588	$9,129	$11,484	$—

	Actual Cost	Book / Adjusted Carrying Value (excluding interest)	Fair Value	Other Than Temporary Impairment Losses Recognized
December 31, 2021
Residential mortgage-backed securities	$15,592	$10,415	$15,417	$—
Total	$15,592	$10,415	$15,417	$—

Mortgage Loans

Maturities

	Year Ended December 31,
	2022	Percentage
2025	8,520	5.43%
2026	5,461	3.48%
2027 and thereafter	143,063	91.10%
Total	$157,044	100.00%

Impairments

The Company evaluates all of its mortgage loans for impairment. This evaluation considers the borrower’s ability to pay and the value of the underlying collateral. When a loan is impaired, its impaired value is measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate, except that as a practical expedient, the impaired value may be based on a loan’s observable market price (where available), or the fair value of the collateral if the loan is a collateral-dependent loan. An allowance is established for the difference between the loan’s impaired value and its current carrying value. Additional allowance amounts established for incurred but not specifically identified impairments in the mortgage portfolio, based on analysis of market loss rate data, adjusted for specific characteristics of the Company’s portfolio and changes in economic conditions. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

The Company did not recognize impairments or establish allowances on mortgage loans as of December 31, 2022 or 2021.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Regions and Type

The Company diversifies its mortgage loan portfolio by both geographic region and property type to reduce the risk of concentration.

The following tables present the Company’s mortgage loans by geographic region and property type.

The mortgage loans were concentrated in the following regions:

	Year Ended December 31,
	2022	Percentage	2021	Percentage
East North Central	$3,066	1.95%	$5,582	100.00%
East South Central	1,636	1.04%	—	—%
Middle Atlantic	1,721	1.10%	—	—%
New England	7,625	4.86%	—	—%
Pacific	78,713	50.12%	—	—%
South Atlantic	6,282	4.00%	—	—%
Mountain	42,442	27.03%	—	—%
West North Central	161	0.10%	—	—%
West South Central	15,398	9.80%	—	—%
Total	$157,044	100.00%	$5,582	100.00%

The mortgage loans by type are as follows:

	Year Ended December 31,
	2022	Percentage	2021	Percentage
Office building	$119,532	76.11%	$3,495	62.61%
Retail	16,495	10.50%	2,087	37.39%
Apartment / Multifamily	19,104	12.16%	—	—%
Self storage	1,110	0.71%	—	—%
Other	803	0.51%	—	0.00%
Total	$157,044	100.00%	$5,582	100.00%

In 2022 the minimum and maximum rates of interest received for commercial and residential loans were 3.6% and 11.3%.The maximum percentage of any one loan to the value of the security at the time of the loan was 85.3%. There were no taxes, assessments or other amounts advances that were not included in the mortgage total.

Derivative and Hedging Activities

The Company utilizes various derivative instruments to hedge risk identified in the normal course of its insurance business. The Company owns equity index options to limit its net exposure to equity market risk. The Company enters into equity index future contracts through exchange to hedge the general business risk. The Company receives collateral from its derivative counterparties to limit the risk of nonperformance by the counterparties.

The Company’s derivative portfolio consists of equity index options to hedge the growth in interest credited to the customers on the indexed universal life insurance products. The Company limits the general business risk by entering into equity index futures. The total carrying values of derivative assets were $0 and $36 as of December 31, 2022 and 2021, respectively.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Under SSAP No. 86, the Company has elected to account for its derivatives using the fair value method of accounting, with changes in fair value recorded as unrealized investment gains or losses. The realized gains/losses are recorded at the option expiration date.

The current credit exposure of the Company’s OTC derivative contracts is limited to the fair value of $0 as of December 31, 2022. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining full collateral of $0 from counterparties as of December 31, 2022. In the event of the nonperformance by the counterparties, the Company has the right to the collateral pledged by counterparties. The exchange-traded derivatives are affected through a regulated exchange and positions are marked to market on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The fair value of the derivative assets and liabilities by risk hedged were as follows:

As of December 31, 2022

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$—	$(16)	$386
Gross fair value of derivative instruments	$—	$(16)	$386

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$—	$(16)

As of December 31, 2021

Risk Hedged	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity/index	$36	$—	$1,667
Gross fair value of derivative instruments	$36	$—	$1,667

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$36	$—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The fair value of the derivative assets and liabilities by instrument were as follows:

As of December 31, 2022

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$—	$—	$—
Futures	—	(16)	386
Gross fair value of derivative instruments	$—	$(16)	$386

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$—	$(16)

As of December 31, 2021

Derivative Instruments	Derivative Assets	Derivative Liabilities	Notional Amounts
Equity index options	$—	$—	$—
Futures	36	—	1,667
Gross fair value of derivative instruments	$36	$—	$1,667

Offset per SSAP No. 64	—	—
Net Fair value included within derivatives	$36	$—

The derivative gains and losses by investment, all of which hedge equity market exposure, were as follows:

As of December 31, 2022

Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$—	$—
Futures	(64)	(53)
Total gains (losses)	$(64)	$(53)

As of December 31, 2021

Derivative Instruments	Amount of Realized Gain / (Loss) on Derivatives	Amount of Unrealized Gain / (Loss) on Derivatives
Equity index options	$110	$(94)
Futures	203	264
Total gains (losses)	$313	$170

The Company’s off balance sheet credit risk is the risk of nonperformance by OTC counterparties. The Company limits this risk by utilizing and managing collateral according to a Credit Support Annex agreement (CSA). The company negotiates the CSA agreement with each highly rated counterparty prior to trading. Collateral is managed to CSA standards by the Company’s derivative custodian.

As of December 31, 2022, the Company had collateral cash on deposit with its custodian with a fair value of $0.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Other Investments

Other Invested Assets

Other invested assets on the Company’s Statements of Admitted Assets, Liabilities, Capital and Surplus consist of interests in partnerships and a non-qualified defined contribution pension plan covering career distribution system agents sponsored by Accordia. The carrying value of these investments for the years ended December 31, were as follows:

	Year Ended December 31,
	2022	2021
Partnerships	$1,641	$5,276
Defined contribution pension plan	—	155
Receivable for bonds and stocks	10,132	20
Residual tranches	1,120	—
Total	$12,893	$5,451

Cash and Short-Term Investments

Cash and short-term investments held at December 31, were as follows:

	Year Ended December 31,
	2022	2021
Cash and cash equivalents	$387,526	$100,494
Short-term investments	4,452	154
Total	$391,978	$100,648

Restricted Assets

The Company has securities on deposit with various state and governmental authorities. The statement value of these securities as of December 31, 2022 and 2021 was $11,865 and $11,949, respectively.

Proceeds, Net Investment Income and Capital Gains and Losses

Proceeds from the sale of bonds and related capital gains and losses were as follows:

	Year Ended December 31,
	2022	2021
Proceeds	$2,692,266	$80,543

Gross realized gains	1,016	6,271
Gross realized losses	(7,534)	(1,395)
Total net realized gains/(losses)	$(6,518)	$4,876

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Major categories of net investment income are summarized below:

	Year Ended December 31,
	2022	2021
Bonds	$139,453	$100,074
Stocks	—	(16)
Policy loans	3,213	235
Short-term and cash equivalent investments	4,147	2,713
Mortgage loans	3,041	351
Other invested assets	2,069	2,972
Miscellaneous income	233	23
Gross investments income	152,156	106,352
Less investment expenses	13,617	8,899
Net investment income before IMR amortization	138,539	97,453
IMR amortization	4,524	4,210
Net investment income after IMR amortization	$143,063	$101,663

There were no amounts excluded from investment income for bonds where collection of interest was uncertain at December 31, 2022 and 2021.

The Company did not have any due and accrued amounts over 90 days past due to exclude from surplus at December 31, 2022 and 2021, respectively.

Realized gains and losses, net of amounts transferred to the IMR and federal income tax, are as follows:

	Year Ended December 31,
	2022	2021
Realized gains (losses)
Bonds	$(13,776)	$4,202
Derivatives	(64)	313
Mortgages	19	—
Total realized gains (losses) on investments	(13,821)	4,517
Less amount transferred to IMR (net of related taxes of $2,672 in 2022 and $792 in 2021)	(10,051)	(2,979)
Total realized gains (losses) on investments	(3,770)	1,538
Federal income tax expense (benefit)	(461)	2,186
Net realized gains (losses)	$(3,309)	$(648)

The change in unrealized gains and losses on investments recorded in unassigned surplus is as follows:

	Year Ended December 31,
	2022	2021
Stocks	$—	$(22)
Derivative instruments	$(53)	$170
Other invested assets	(2,341)	645
Total change in unrealized gains (losses)	(2,394)	793
Capital gains tax expense (benefit)	(262)	169
Change in unrealized gains (losses), net of taxes	$(2,132)	$624

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The Company employs a systematic methodology to evaluate declines in fair values below amortized cost for all investments. The Company evaluates the ability and intent to hold the investment to maturity, the issuer’s overall financial condition, the issuer’s credit and financial strength ratings, the issuer’s financial performance including earnings trends, dividend payments, and asset quality, weakening of the general market conditions in the industry or geographic region in which the issuer operates, the length of time in which the fair value of an issuer’s securities remains below cost, and, with respect to fixed maturity investments, any factors that might raise doubt about the issuer’s ability to pay all amounts due according to the contractual terms. The Company applies these factors to all securities, as necessary.

The Company recognized $1,034 and $42 losses for OTTI of bonds and other invested assets at December 31, 2022 and 2021.

There were no loan backed securities with a recognized OTTI held by the Company at December 31, 2022 and 2021, with the present value of cash flows expected to be less than amortized cost.

The following is the aggregate amount of unrealized losses and related fair value of impaired loan-backed securities (the fair value is less than cost or amortized cost) for which an other-than-temporary impairment has not been recognized in earnings as a realized loss as of December 31, 2022 and 2021:

	December 31, 2022
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Loan-backed and structured securities	$275,410	$(21,686)	$16,153	$(3,171)	$291,562	$(24,857)

December 31, 2021
	Less than 12 Months		12 Months or More		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
Loan-backed and structured securities	$33,286	$(790)	$195	$(23)	$33,480	$(813)

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

4.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). The fair value hierarchy under SSAP No. 100 prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to unobservable inputs (level 3 measurement).

The three levels of the fair value hierarchy are described below:

Basis of Fair Value Measurement

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable, either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

Summary of Fair Value Methodologies

The following methods and assumptions were used by the Company in estimating fair value for financial instruments:

Bonds, preferred stock and common stock - Fair values are based on quoted market prices. If quoted market prices are not available, fair values are estimated using independent pricing sources or internally developed pricing models using discounted cash flow analyses, which utilize current interest rates for similar financial instruments having comparable terms and credit. Bonds rated a 6 in accordance with the P&P Manual of the NAIC CMIAO are carried at the lower of amortized cost or fair value.

Cash and short-term investments - For these investments, the carrying amounts reported in the Statements of Admitted Assets, Liabilities, Capital and Surplus approximate fair value.

Mortgage loans - The fair value of mortgage loans is estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Derivatives - The Company values the OTC options utilizing the Black-Scholes models implemented in the SunGard derivative system with index marks updated daily. The Company’s OTC equity options trade in liquid markets, resulting in calculations that do not involve significant management judgment and valuations that generally can be verified. The Company also compares the derivative valuations to the daily counterparty marks to validate the model outputs. Such instruments are typically classified within Level 2 of the fair value hierarchy maturities.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Policy loans - The estimated fair value for policy loans with variable interest rates approximates the carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates. The estimated fair value for policy loans with fixed interest rates is based on discounted cash flows.

Policy and contract liabilities - Fair values of the Company’s liabilities under contracts not involving significant mortality or morbidity risks (principally, annuities and supplementary contracts) are stated at the cost the Company would incur to extinguish the liability (i.e., the cash surrender value).

Separate accounts - The estimated fair value of assets held in separate accounts is based on quoted market prices. Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Statements of Admitted Assets, Liabilities, Capital and Surplus, with an equivalent summary total reported for related liabilities. Based on the level of observable activity, these assets will be measured at either level 1 or level 2.

Financial Instruments Held at Fair Value

As of December 31, 2022, the Company’s assets carried at fair value consist of bonds, derivative instruments and separate account funds on a recurring basis. The following table presents, by level within the fair value hierarchy, financial assets and liabilities held at fair value.

	Level 1	Level 2	Level 3	Total
December 31, 2022
Financial Assets
Derivatives	$—	$—	$—	$—
Separate account assets	111,015	—	—	111,015
Total assets at fair value	$111,015	$—	$—	$111,015

Financial Liabilities
Derivatives liabilities	16	—	—	16
Total liabilities at fair value	$16	$—	$—	$16

	Level 1	Level 2	Level 3	Total
December 31, 2021
Financial Assets
Derivatives	$36	$—	$—	$36
Separate account assets	149,630	—	—	149,630
Total assets at fair value	$149,666	$—	$—	$149,666

Financial Liabilities
Derivatives liabilities	—	—	—	—
Total liabilities at fair value	$—	$—	$—	$—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Transfers Into or Out of Level 3

Overall, transfers into and/or out of level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period.

The Company did not hold any Level 3 financial assets or liabilities carried at fair value, nor were there any transfers into or out of Level 3 for the year ended December 31, 2022.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Fair Value of All Financial Instruments

The aggregate fair value of the Company’s financial instruments and the level within the fair value hierarchy in which the fair value measurements fall, together with the related admitted values, are presented in the following tables. Pursuant to SSAP No. 100R, insurance contracts have been excluded.

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2022
Financial Assets
Bonds	$4,461,802	$4,750,538	$15,394	$4,334,463	$111,945	$—
Common stock	1,545	1,545	—	—	1,545	—
Separate account assets	111,015	111,015	111,015	—	—	—
Short-term investments	4,457	4,452	—	4,457	—	—
Cash and cash equivalents	387,526	387,526	387,526	—	—	—
Mortgage loans	163,964	157,044	—	—	163,964	—
Other invested assets	11,254	11,254	10,134	—	1,120	—	*
Policy loans	89,413	89,413	—	—	89,413	—

Financial Liabilities
Derivative liabilities	16	16	16	—	—	—
Other contract deposit funds	3,245	3,245	—	—	3,245	—

	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Not Practicable (carrying value)
December 31, 2021
Financial Assets
Bonds	$2,602,546	$2,258,857	$6,501	$2,536,758	$59,287	$—
Separate account assets	149,630	149,630	149,630	—	—	—
Short-term investments	154	154	—	154	—	—
Cash and cash equivalents	100,494	100,494	100,494	—	—	—
Mortgage loans	5,806	5,582	—	—	5,806	—
Derivatives	36	36	36	—	—	—
Other invested assets	175	175	20	—	155	—	*
Policy loans	41,476	41,476	—	—	41,476	—

Financial Liabilities
Derivative liabilities	—	—	—	—	—	—
Other contract deposit funds	3,355	3,355	—	—	3,355	—

* Not practicable as there are no available quoted market prices for these assets.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Financial Instruments Held at Carrying Value

The following is the estimated fair values of financial instruments held at carrying value:

	December 31,
	2022		2021
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial Assets
Short-term investments	$4,452	$4,457	$154	$154
Common stock	1,545	1,545	—	—
Bonds	4,750,538	4,461,801	2,258,857	2,602,545
Mortgage loans	157,044	163,964	5,582	5,806
Other invested assets	11,253	11,254	175	175
Policy loans	89,413	89,413	41,476	41,476
Cash and equivalents	387,526	387,526	100,494	100,494
Total	$5,401,771	$5,119,960	$2,402,479	$2,746,391

Financial Liabilities
Premium deposit funds	$268,731	$301,166	$282,930	$313,823
Other deposit funds	3,988	3,988	4,105	4,105
Total	$272,719	$305,154	$287,035	$317,928

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

5.	FEDERAL HOME LOAN BANK

The Company is a member of the Federal Home Loan Bank (FHLB) Boston. Through its membership, the Company has the ability to conduct business activity (borrowings with the FHLB). It is part of the Company’s strategy to utilize these funds as a key source of liquidity and to promote liability- driven duration management. The Company has determined the actual/estimated maximum borrowing capacity as $503,000,000. The Company calculated this amount in accordance with current and potential acquisitions of FHLB capital stock.

	December 31, 2022	December 31, 2021
FHLB stock purchased/owned as part of the agreement	$1,545	$—
Funding capacity currently available	503,000	—
Agreement assets and liabilities
General account assets	1,545	—
General account liabilities	—	—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

6.	FEDERAL INCOME TAXES

Components of Net Deferred Tax Asset/ (Liability)

The components of the net deferred tax asset /liability at December 31, 2022 and 2021 and the change is comprised of the following components:

	December 31, 2022
	Ordinary	Capital	Total
Gross deferred tax assets	$33,658	$3,496	$37,154
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	33,658	3,496	37,154
Deferred tax assets nonadmitted	7,144	1,801	8,944
Subtotal net admitted deferred tax asset	26,514	1,695	28,210
Gross deferred tax liabilities	16,422	—	16,422
Net admitted deferred tax asset / (liability)	$10,092	$1,695	$11,787

	December 31, 2021
	Ordinary	Capital	Total
Gross deferred tax assets	$18,394	$177	$18,571
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	18,394	177	18,571
Deferred tax assets nonadmitted	—	—	—
Subtotal net admitted deferred tax asset	18,394	177	18,571
Gross deferred tax liabilities	22,456	113	22,569
Net admitted deferred tax asset / (liability)	$(4,062)	$64	$(3,998)

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$15,264	$3,319	$18,583
Statutory valuation allowance adjustments	—	—	—
Adjusted gross deferred tax assets	15,264	3,319	18,583
Deferred tax assets nonadmitted	7,144	1,801	8,944
Subtotal net admitted deferred tax asset	8,120	1,518	9,639
Gross deferred tax liabilities	(6,033)	(113)	(6,146)
Net admitted deferred tax asset / (liability)	$14,154	$1,632	$15,785

The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which the temporary differences are deductible and prior to the expiration of capital loss, net operating loss and tax credit carry-forwards. Management considers the scheduled reversal of deferred tax liabilities (including the impact of available carry-back and carry-forward periods), projected taxable income, and tax planning strategies in making this assessment. Management believes it is more likely than not that all deferred tax assets will be realized based on projected taxable income and available tax planning strategies. There were no tax planning strategies used related to reinsurance.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Components of Admission Calculation

The admission calculation components under SSAP No. 101 are as follows:

	December 31, 2022
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	10,092	1,695	11,787
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	10,734	1,695	12,429
Adjusted gross deferred tax assets allowed per limitation			11,787
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	16,422	—	16,422
Deferred tax assets admitted as the result of application of SSAP No. 101	$26,514	$1,695	$28,210

	December 31, 2021
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	10,003	—	10,003
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	10,003	—	10,003
Adjusted gross deferred tax assets allowed per limitation			18,066
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	8,391	177	8,568
Deferred tax assets admitted as the result of application of SSAP No. 101	$18,394	$177	$18,571

	Change
	Ordinary	Capital	Total
Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$—	$—
Adjusted gross deferred tax assets expected to be realized (Excluding threshold limitation)	89	1,695	1,784
Adjusted gross deferred tax assets expected to be realized following the balance sheet date	730	1,695	2,426
Adjusted gross deferred tax assets allowed per limitation			(6,279)
Adjusted gross deferred tax assets (excluding the amount of deferred taxes from above) offset by gross liabilities	8,032	(177)	7,855
Deferred tax assets admitted as the result of application of SSAP No. 101	$8,120	$1,518	$9,639

Other Admissibility Criteria

	December 31,
	2022	2021
Ratio percentage used to determine recovery period	597.79%	1200%
Ratio percentage used to determine recovery period and threshold limitation amount	$100,481	$135,809

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Impact of tax planning strategies

	December 31, 2022
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$33,658	$3,496	$37,154
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	61%	99.8%	66.6%
Net Admitted Adjusted Gross DTAs	$26,514	$1,695	$28,210
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	23.2%	99.8%	27.8%

	December 31, 2021
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$18,394	$177	$18,571
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	0%	0%	0%
Net Admitted Adjusted Gross DTAs	$18,394	$177	$18,571
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	0%	0%	0%

	Change
	Ordinary	Capital	Total
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
Adjusted Gross DTAs	$15,264	$3,319	$18,583
Percentage of adjusted gross DTAs by tax character attributable to the impact of tax planning strategies.	61%	99.8%	66.6%
Net Admitted Adjusted Gross DTAs	$8,120	$1,518	$9,639
Percentage of net admitted adjusted gross DTAs by tax character admitted because of the impact of tax planning strategies	23.2%	99.8%	27.8%

There are no temporary differences for which deferred tax liabilities are not recognized.

Current Tax Expense and Change in Deferred Tax

Current income taxes incurred consist of the following categories:

	2022	2021
Federal income tax expense (benefit) on operations	2,696	$(32)
Federal income tax (benefit) on net capital gains	(461)	2,186
Current year income tax expense/(benefit)	$2,235	$2,154

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The main components of the deferred tax amounts from book/tax differences are as follows:

	December 31,
	2022	2021	Change
Deferred tax assets
Policyholder reserves	$9,951	$8,372	$1,579
Deferred acquisition costs	6,241	6,739	(498)
Policyholders dividends accrual	1,944	2,012	(68)
Receivables - nonadmitted	1,068	1,047	21
Ceding Commission	14,243	—	14,243
Other	211	224	(13)
Total gross ordinary deferred tax assets	33,658	18,394	15,264
Nonadmitted	7,144	—	7,144
Admitted ordinary deferred tax assets	26,514	18,394	8,120

Capital	—		—
Investments	3,122	176	2,946
Net capital loss carry-forward	374	—	374
Total gross capital deferred tax assets	3,496	176	3,320
Nonadmitted	1,801		1,801
Admitted capital deferred tax assets	1,695	176	1,518
Admitted deferred tax asset	$28,209	$18,570	$9,638

Deferred tax liabilities
Investments	$10,273	$14,731	$(4,458)
Deferred and uncollected premium	512	552	(40)
Policyholder reserves	3,881	5,175	(1,294)
Other	—	241	(241)
Acquired reserve basis	1,756	1,756	—
	16,422	22,455	(6,033)

Capital	—	113	(113)
Deferred tax liabilities	16,422	22,568	(6,146)

Net deferred tax assets	$11,787	$(3,998)	$15,785

The change in deferred income taxes reported in surplus before consideration of nonadmitted assets is comprised of the following components:

	2022			2021
	Ordinary	Capital	Total	Ordinary	Capital	Total	Change
Total deferred tax assets (admitted and nonadmitted)	$33,658	$3,496	$37,154	$18,394	$177	$18,571	$18,583
Total deferred tax liabilities	16,422	—	16,422	22,456	113	22,569	(6,147)
Net deferred tax assets/ (liabilities)	$17,236	$3,496	$20,732	$(4,062)	$64	$(3,998)	$24,730
Tax effect of unrealized (gains) / losses							(262)
Change in net deferred income tax							$24,467

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Reconciliation of Federal Income Tax Rate to Actual Rate

The significant items causing a difference between the statutory federal income tax rate and the Company’s effective income tax rate are as follows:

	December 31, 2022
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$(83,484)	$(17,532)	21.00%
Dividends received deduction	(100)	(21)	0.03%
IMR	(17,461)	(3,667)	4.39%
FTC	1	—	—%
Ceding commission	(2,686)	(564)	0.68%
Return to provision true up (permanent)	152	32	(0.04)%
Tax Credits	(2)	(1)	—%
Tax on non-admitted assets	(98)	(20)	0.02%
DREs	(277)	(58)	0.07%
Nontaxable Income	(124)	(26)	0.03%
Nondeductible Expenses	44	9	(0.01)%
Deferred Validation	(919)	(193)	0.23%
Other Permanent Adjustments	(912)	(191)	0.23%
Total	$(105,866)	$(22,232)	26.63%

Federal income taxes incurred		2,696	(3.23)%
Realized capital gains (losses) tax		(461)	0.55%
Change in net deferred income taxes		(24,467)	29.31%
Total statutory income tax expense / (benefit)		$(22,232)	26.63%

	December 31, 2021
	Amount	Tax Effect	Effective Rate
Provision computed at statutory rate	$8,614	$1,809	21.00%
Dividends received deduction	(200)	(42)	(0.49)%
IMR	13,834	2,905	33.73%
Ceding commission	5,203	1,093	12.68%
Return to provision true up (permanent)	(109)	(23)	(0.26)%
Tax on non-admitted assets	(1,333)	(280)	(3.25)%
Other	(1,186)	(249)	(2.88)%
Total	$24,823	$5,213	60.53%

Federal income taxes incurred		(32)	(0.37)%
Realized capital gains (losses) tax		2,186	25.38%
Change in net deferred income taxes		3,059	35.52%
Total statutory income tax expense / (benefit)		$5,213	60.53%

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

At December 31, 2022, the Company has $0 in net operating loss carry-forwards, $0 in foreign tax credit carry-forwards and has $1.8 million of capital loss carry-forwards.

As a result of tax reform (TCJA), the Company can no longer carry back future net operating losses (capital losses are still eligible for carry back), therefore there are no available taxes for recoupment.

The Company will file in a consolidated life/non-life federal income tax return with its parent, Global Atlantic (Fin) Company, and its affiliates for the period ending December 31, 2022. The Company is a party to a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity within the consolidated group.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits as a component of its income tax provision. As of December 31, 2022 and 2021, the Company has no amounts accrued for the payment of interest and penalties, which does not include the federal tax benefit of interest deductions, where applicable. The Company had no unrecognized tax benefits as of December 31, 2022 and 2021.

The IRS routinely audits the Company’s federal income tax returns, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. The Company believes that its income tax filing positions and deductions will be sustained on audit, and does not anticipate any adjustments that will result in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no reasonable estimate can be made for tax loss contingencies and none has been recorded.

The Company files income tax returns in the U.S. federal jurisdiction and various state and local jurisdictions. With few exceptions, the Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2016. The Company has no tax positions for which it believes it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

In June 2007, the Financial Accounting Standard Board (FASB) issued FASB interpretation (FIN) No. 48, According for Uncertainty in Income Taxes (FIN No. 48). The NAIC is still evaluating the applicability of FIN No. 48 to Statutory Financial Reporting. The Company continues to recognize tax benefits and related reserves in accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (SSAP No. 5R). The Company believes that its income tax filing positions and deductions will be sustained in audit, and does not anticipate any adjustments that will results in a material, adverse effect on the Company’s financial condition, results of operations, or cash flow. Therefore, no contingent tax liabilities have been recorded pursuant to SSAP No. 5R as modified by SSAP No. 101.

In December, 2022, the NAIC Statutory Accounting Principles Working Group adopted revisions to SSAP No. 9 - Subsequent Events and SSAP No. 101 - Income Taxes which include outlines to the new corporate alternative minimum tax (CAMT) for tax years beginning after third quarter 2022 through first quarter 2023. This guidance also provides subsequent event exceptions. The Company has determined that they do not expect to be subject to the CAMT in 2023.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

7.	REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance and funds withheld coinsurance differ from coinsurance in that the ceding company retains the assets supporting the reserves while the risk is transferred to the reinsurer.

Effective October 1, 2022, the Company entered into a coinsurance and modified coinsurance agreement with Equitable Financial Life Insurance Company whereby it assumed variable annuity business. The total assumed reserves were $4,061,342. Subsequently the Company entered into a retrocession agreement where reserves of $3,756,741 were ceded to an affiliated party.

Effective July 1, 2021, the Company entered into a coinsurance agreement with USAA Life Insurance Company whereby it assumed fixed annuity business. The total assumed reserves were $209,326. Subsequently the Company entered into a retrocession agreement where reserves of $62,797 were ceded to a third party.

Effective October 1, 2020, the Company entered into a 90% quota share Funds Withheld Retrocession Reinsurance Agreement with Accordia Life and Annuity Company (Accordia). The business covered under this agreement consists of whole life, term, and universal life policies assumed under the No Lapse Guarantee (Non NLG), Non-Financed NLG and John Alden New York Policies (JANY) reinsurance agreements and policies novated from Athene Life Insurance Company of New York (ALICNY). At December 31, 2020, the Company ceded $940,712 of premium revenue, $889,156 of reserves, and $32,500 of commission expense allowance to Accordia.

The Company cedes on a coinsurance basis 100% of a block of variable annuity and life insurance business to Commonwealth Annuity. At December 31, 2022 and 2021, the Company ceded $32,706 and $35,207, respectively, in reserves pursuant to the aforementioned agreement.

Effective July 1, 2016, the Company entered into an Excess of Loss Reinsurance Agreement with Partner Reinsurance Europe ES. The business covered under this agreement consists of interest sensitive life, index universal life, whole life and term in force as of June 30, 2016 with an effective date through June 30, 2021. The reinsurance percentage is 66.2% in excess of 125% of expected claims from the effective date of this treaty and the parties may increase the reinsurance percentage up to 100% with 30 days’ prior written notice, commencing after those 30 days by way of mutual agreement.

Reinsurance assumed for the years ended December 31, is as follows:

	December 31,
	2022	2021
Reinsurance premiums assumed	$4,007,404	$272,730
Coinsurance reserves	6,823,556	2,730,693

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Reinsurance ceded for the years ended December 31, is as follows:

	December 31,
	2022	2021
Reinsurance premiums ceded	$3,624,940	$149,503
Deduction from insurance liabilities including reinsurance recoverable on unpaid claims	6,808,686	3,171,005
Reinsurance recoverable on paid losses	23,781	41,799

The effects of reinsurance premiums for the years ended December 31, were as follows:

	December 31,
	2022	2021
Life and accident and health insurance
Direct	$49,966	$54,178
Reinsurance assumed - non - affiliated	4,007,403	272,729
Reinsurance assumed - affiliated	1	1
Less: Reinsurance ceded - non - affiliated	(77,859)	(141,400)
Less: Reinsurance ceded - affiliated	(3,547,081)	(8,103)
Net premiums	$432,430	$177,405

In the normal course of business, the Company seeks to reduce the loss that may arise from events that cause unfavorable underwriting results by ceding certain levels of risk in various areas of exposure with other insurance enterprises or reinsurers.

Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsured policy. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances are established for amounts deemed uncollectible. The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and analyses prepared by consultants and reinsurers and on market conditions (including the availability and pricing of reinsurance). The Company also believes that the terms of its reinsurance contracts are consistent with industry practice in that they contain standard terms with respect to lines of business covered, limit and retention, arbitration and occurrence. Based on the Company’s review of its reinsurers’ financial statements and reputations in the reinsurance marketplace, the Company believes that its reinsurers are financially sound. There was no allowance for uncollectible amounts at December 31, 2022 and 2021.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

8.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums represent annual or fractional premiums, either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full life insurance premium for the current policy year has been collected. Gross premiums as represented below are net of reinsurance. Loading is the amount added to premiums to cover operating expenses. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. As of December 31, 2022 and 2021, the Company had deferred and uncollected life insurance premiums (excluding accident and health) as follows:

	Year Ended December 31,
	2022					2021
	Gross	Loading	Net	Non- Admitted	Net Admitted	Gross	Loading	Net	Non- Admitted	Net Admitted
Traditional life	$1,853	$586	$2,439	$(219)	$2,220	$2,056	$574	$2,630	$(187)	$2,443
Total	$1,853	$586	$2,439	$(219)	$2,220	$2,056	$574	$2,630	$(187)	$2,443

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

9.	ANNUITY RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

As December 31, 2022, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

Individual Annuities:

	Year Ended December 31, 2022
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$137,297	$—	$—	$137,297	5.6%
At book value less surrender charge of 5% or more	7,775	—	—	7,775	0.3%
At fair value	—	—	15,769	15,769	0.7%
Total with adjustment or at market value	145,072	—	15,769	160,841	6.6%
At book value without adjustment (minimal or no charge or adjustment)	2,274,766	—	—	2,274,766	93.0%
Not subject to discretionary withdrawal	8,285	—	349	8,634	0.4%
Total (gross)	2,428,123	—	16,118	2,444,241	100.0%
Less: reinsurance ceded	1,895,228	—	—	1,895,228
Total (net)	$532,895	$—	$16,118	$549,013

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$172	$—	$172	—%
At book value less surrender charge of 5% or more	361	—	—	361	—%
At fair value	—	—	38,643	38,643	1.4%
Total with adjustment or at market value	361	172	38,643	39,176	1.4%
At book value without adjustment (minimal or no charge or adjustment)	2,678,298	—	—	2,678,298	95.5%
Not subject to discretionary withdrawal	85,606	—	715	86,321	3.1%
Total (gross)	2,764,265	172	39,358	2,803,795	100.0%
Less: reinsurance ceded	2,481,484	—	—	2,481,484
Total (net)	$282,781	$172	$39,358	$322,311

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	$—	$—	$—	$—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	12,169	12,169	3.4%
Total with adjustment or at market value	—	—	12,169	12,169	3.4%
At book value without adjustment (minimal or no charge or adjustment)	342,507	—	—	342,507	96.3%
Not subject to discretionary withdrawal	1,011	—	—	1,011	0.3%
Total (gross)	343,518	—	12,169	355,687	100.0%
Less: reinsurance ceded	70,798	—	—	70,798
Total (net)	$272,720	$—	$12,169	$284,889

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2022
	General Account	Separate Account	Total
Life, accident & health, and supplemental contracts with life contingencies	1,088,396	—	1,088,396
Separate Accounts	—	67,817	67,817
Total annuity actuarial reserves and deposit liabilities	$1,088,396	$67,817	$1,156,213

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

As of December 31, 2022, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2022			Year Ended December 31, 2022
	General Account			Separate Account-Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$60,692	$68,351	$—	$—	$—
Universal Life	354,582	359,539	369,030	—	—	—
Universal Life with Secondary Guarantees	21,432	20,370	93,960	—	—	—
Indexed Universal Life with	104,486	102,246	87,654	—	—	—
Indexed Universal Life with Secondary Guarantees	302,976	293,178	822,203	—	—	—
Other permanent cash value life insurance	—	373,673	396,765	—	—	—
Variable Universal Life	8,711	8,674	8,120	41,756	41,756	39,495
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	122,905	—	—	—
Accidental Death Benefits	—	—	378	—	—	—
Disability-Active Lives	—	—	2,924	—	—	—
Disability-Disabled Lives	—	—	3,767	—	—	—
Miscellaneous Reserves	—	—	426,221	—	—	2,554
Total (gross)	792,187	1,218,372	2,402,278	41,756	41,756	42,049
Less: reinsurance ceded	674,867	1,070,740	2,265,111	—	—	—
Total (net)	$117,320	$147,632	$137,167	$41,756	$41,756	$42,049

 Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2022
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$131,525	$39,495	$171,020
Accidental death benefit reserves	333	—	333
Disability-active lives reserves	194	—	194
Disability-disabled lives reserves	304	—	304
Miscellaneous reserves	4,811	2,554	7,365
Total life and accident & health reserves	137,167	42,049	179,216

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

As December 31, 2021, the Company’s annuity reserves, supplementary contract reserves and deposit liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2021
	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	—	—	—	—%
At book value less surrender charge of 5% or more	7,460	—	—	7,460	0.7%
At fair value	—	—	20,719	20,719	2.0%
Total with adjustment or at market value	7,460	—	20,719	28,179	2.7%
At book value without adjustment (minimal or no charge or adjustment)	1,020,686	—	—	1,020,686	96.4%
Not subject to discretionary withdrawal	9,156	—	286	9,442	0.9%
Total (gross)	1,037,302	—	21,005	1,058,307	100.0%
Less: reinsurance ceded	723,205	—	—	723,204
Total (net)	314,097	—	21,005	335,103

Group Annuities:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	166	—	166	0.1%
At book value less surrender charge of 5% or more	22	—	—	22	—%
At fair value	—	—	54,544	54,544	32.0%
Total with adjustment or at market value	22	166	54,544	54,732	32.1%
At book value without adjustment (minimal or no charge or adjustment)	19,890	—	—	19,890	11.7%
Not subject to discretionary withdrawal	94,528	—	1,090	95,618	56.2%
Total (gross)	114,440	166	55,634	170,240	100.0%
Less: reinsurance ceded	22,343	—	—	22,343
Total (net)	92,097	166	55,634	147,897

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Total Deposit-type Contracts:

	General Account	Separate Account With Guarantee	Separate Account Without Guarantee	Total	% of Total
Subject to discretionary withdrawal
With market value adjustment	—	—	—	—	—%
At book value less surrender charge of 5% or more	—	—	—	—	—%
At fair value	—	—	14,848	14,848	4.0%
Total with adjustment or at market value	—	—	14,848	14,848	4.0%
At book value without adjustment (minimal or no charge or adjustment)	358,036	—	—	358,036	95.7%
Not subject to discretionary withdrawal	1,308	—	—	1,308	0.3%
Total (gross)	359,344	—	14,848	374,192	100.0%
Less: reinsurance ceded	72,310	—	—	72,310
Total (net)	287,034	—	14,848	301,882

Reconciliation of total annuity actuarial reserves and deposit fund liabilities amounts:

	Year Ended December 31, 2021
	General Account	Separate Account	Total
Life, accident & health, and supplemental contracts with life contingencies	693,228	—	693,228
Separate Accounts	—	91,654	91,654
Total annuity actuarial reserves and deposit liabilites	693,228	91,654	784,882

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

As December 31, 2021, the Company’s life reserves, that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Year Ended December 31, 2021			Year Ended December 31, 2021
	General Account			Separate Account-Guaranteed and Nonguaranteed
	Account Value	Cash Value	Reserve	Account Value	Cash Value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Term Policies with Cash Value	$—	$64,364	$69,900	$—	$—	$—
Universal Life	367,532	373,387	384,598	—	—	—
Universal Life with Secondary Guarantees	22,166	20,684	89,679	—	—	—
Indexed Universal Life with	107,015	103,769	90,191	—	—	—
Indexed Universal Life with Secondary Guarantees	308,501	294,994	790,977	—	—	—
Other permanent cash value life insurance	—	396,820	421,765	—	—	—
Variable Universal Life	9,156	9,119	8,639	56,989	56,989	53,277
Not subject to discretionary withdrawal or no cash value:
Term Policies without Cash Value	—	—	167,276	—	—	—
Accidental Death Benefits	—	—	402	—	—	—
Disability-Active Lives	—	—	3,334	—	—	—
Disability-Disabled Lives	—	—	4,083	—	—	—
Miscellaneous Reserves	—	—	411,576	—	—	3,708
Total (gross)	814,370	1,263,137	2,442,420	56,989	56,989	56,985
Less: reinsurance ceded	693,825	1,108,864	2,303,151	—	—	—
Total (net)	$120,545	$154,273	$139,269	$56,989	$56,989	$56,985

Reconciliation of total life & accident & health reserves

	Year Ended December 31, 2021
	General Account	Separate Account without Guarantees	Total
Life insurance reserves	$133,385	$53,277	$186,662
Accidental death benefit reserves	352	—	352
Disability-active lives reserves	219	—	219
Disability-disabled lives reserves	337	—	337
Miscellaneous reserves	4,975	3,708	8,683
Total life and accident & health reserves	139,268	56,985	196,253

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

10.	ACCIDENT AND HEALTH POLICY AND CLAIMS LIABILITIES

On January 2, 2009, The Hanover Insurance Group, Inc. (THG) sold all the outstanding shares of capital stock of the Company to Commonwealth Annuity pursuant to a Stock Purchase Agreement entered into on July 30, 2008. Additionally, coincident with the sale transaction, the Company and the Hanover Insurance Company (HIC) entered into a reinsurance contract whereby HIC assumed the Company’s accident and health insurance business through a 100% coinsurance agreement. The Company did not have any policy and claims liabilities related to its accident and health business net of reinsurance at both December 31, 2022 and 2021.

The Company regularly updates its estimates of policy and claims liabilities as new information becomes available and further events occur which may impact the resolution of unsettled claims for its accident and health line of business. Changes in prior estimates are generally reflected in results of operations in the year such changes are determined to be needed.

11.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends and other distributions to stockholders by insurers. These laws affect the dividend paying ability of the Company. Pursuant to Massachusetts statutes, the maximum amount of dividends and other distributions that an insurer may pay in any twelve-month period, without prior approval of the MADOI, is limited to the greater of the Company’s statutory net gains from operations of the preceding December 31 or 10% of the statutory policyholder’s surplus as of the preceding December 31. Dividends must be paid from unassigned funds. The maximum ordinary dividend the Company can pay in 2023 is $8,967.

On October 3, 2022, the Company received as $50,000,000 cash contribution from Commonwealth Annuity and Life Insurance Company. In 2021 the Company did not receive any capital contributions.

Unassigned funds (surplus) was reset to zero as of June 30, 2021, due to a quasi-reorganization.

The Company’s unassigned surplus was impacted by each item below as follows:

	December 31,
	2022	2021
Unrealized gains (losses)	$2,021	$4,153
Nonadmitted asset values	(5,085)	(4,987)
Asset valuation reserves	(22,543)	(14,251)

The Company must meet minimum capital and surplus requirements under a RBC formula. RBC is the standard measurement of an insurance company’s required capital on a statutory basis. It is calculated by using a formula that applies factors to various assets, premium, and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company’s capital position in relation to required capital as calculated under the RBC formula. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve plus subsidiary asset valuation reserves, plus 50% of dividends apportioned for payment, plus 50% of subsidiary dividends apportioned for payment, and was $112,268 at December 31, 2022.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

12.	RELATED PARTY TRANSACTIONS

Service Agreements

The Company entered into a Services and Expense Agreement with GAFG under which GAFG and affiliates agreed to provide personnel, management services, administrative support, the use of facilities and such other services as the parties may agree to from time to time. The agreement was filed with the MA DOI. The Company recognized $16,363 and $0 in intercompany charges for 2022 and 2021, respectively.

On February 1, 2021, the Company entered into an investment management agreement with Kohlberg Kravis Roberts & Co. L.P., a Delaware limited partnership and KKR subsidiary. The Company incurred expenses for this agreement of $7,435 and 3,209 for the years ended December 31, 2022 and 2021, respectively.

The Company has funds withheld agreements with related parties, described in footnote 7 – Reinsurance. Net amounts due from affiliates related to funds withheld agreements were $1,388 and $1,245 for the years ended December 31, 2022 and 2021, respectively. Net amounts due to affiliates related to funds withheld agreements were $12,395 and $3,415 for the years ended December 31, 2022 and 2021, respectively. All intercompany balances related to funds withheld agreements are settled in the subsequent quarter.

The Company has agreements with affiliated parties to receive and pay certain fee income and expenses related to policyholder administration. Net income related to these agreements was $2,372 and $735 for the years ended December 31, 2022 and 2021, respectively, and net amounts receivable were $239 and $241 at December 31, 2022 and 2021, respectively.

Payable to/Receivable from Affiliates

The Company reported a net payable to related parties of $5,583 and $719 for the years ended December 31, 2022 and 2021 respectively. All intercompany balances shown as payable to or from parent, subsidiaries and affiliates are settled within 30 days of their incurrence under the terms of the intercompany expense sharing agreements.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

The Company and certain subsidiaries and affiliates are part of an intercompany borrowing arrangement whereby companies may borrow from one another on a short-term basis for various purposes.

Affiliated Investments

In 2022, the NAIC clarified that certain investments which are originated, sponsored or managed by affiliated entities shall be reported as affiliated investments even if the underlying assets are unrelated third party investments with no credit exposure to affiliates. The Company holds investments of this type, which are included in invested assets balances as follows:

2022
Bonds	134,580
Mortgages	126,534
Common Stocks	—
Other Invested Assets	1,120
$262,234

13.	COMMITMENTS AND CONTINGENCIES

Litigation

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business.

Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses, or ranges of losses, for cases or proceedings where there is only a reasonable possibility that a loss may be incurred.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

In connection with the process of converting over 500,000 in-force life insurance policies (representing policies for both the Company and Accordia) from systems managed by Athene Holdings Limited to the platform of one of our third party service providers DXC (the Conversion), the Company and Accordia expect to incur a variety of litigation-related costs. On June 28, 2018 a subsidiary of Athene and FAFLIC entered into a consent order with the New York State Department of Financial Services, or “NYSDFS,” relating to the NYSDFS’ market conduct examination findings that related primarily to disruptions in servicing caused by the Conversion. Pursuant to the consent order, Athene paid the NYSDFS a fine of $15,000 and will also take corrective actions and provide remediation to policyholders impacted by the Conversion. The agreements between the Company, Commonwealth Annuity and Athene provide indemnities to Athene, including for fines and penalties resulting from violations of law. Commonwealth Annuity has reimbursed Athene an amount equal to the NYSDFS fine in July, 2018. Additionally, the Company has put up a reserve of $1,522 for costs related to certain aspects of the corrective actions agreed under the consent order. The Company anticipates additional regulatory, restitution and legal costs associated with the investigation, defense, and settlement of potential claims related to the Conversion.

Assessments

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company is not able to reasonably estimate the potential impact of any such future assessments or voluntary payments.

Commitments

The Company has an operational servicing agreement with a third party administrator for contract / policy administration of the Company’s traditional life business. Additionally, there is a professional services agreement to manage certain aspects of the Company’s reinsurance portfolio.

As of December 31, 2022 the purchase commitments related to the agreement with the third party administrator were as follows:

2023	$992
2024	878
2025	891
2026	569
2027	105
2028 and thereafter	153
Total	$3,588

The Company invests in certain joint ventures, limited liability companies (LLCs) and partnerships, and in some cases makes a commitment for additional investment up to a maximum invested amount.

As of December 31, 2022, commitments to make additional investments to LLCs total $4,605.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

14.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events from December 31, 2022 through April 12, 2023, the date that these financial statements were available to be issued, and determined that there are no Type – I Recognized, or Type – II, Non Recognized events.

15.	COMPOSITION OF OTHER ASSETS, LIABILITIES AND EXPENSES

Other assets consist of the following:

	December 31,
	2022	2021
Pension annuity contract	$1,189	$1,372
Miscellaneous receivables	105	(198)
Guaranty funds receivable or on deposit	37	41
Total other assets	$1,331	$1,215

Other liabilities consist of the following:

	December 31,
	2022	2021
Remittances and items not allocated	$12,095	$15,342
Payable for securities	10,259	—
Miscellaneous liabilities	178	3,177
Tax liabilities	(57)	2,482
Policyholder liabilities	905	45
Derivatives	16	—
Total other liabilities	$23,396	$21,046

Other expenses consist of the following:

	December 31,
	2022	2021
FwH Realized Bonds Ceded	$—	$—
Captive financing fee	1,778	1,766
Total other expenses	$1,778	$1,766

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

16.	AGENT BENEFIT PLANS

Effective May 1, 2014 the Company assumed, and received assets for, a nonqualified defined contribution pension plan covering career distribution systems agents for $3,600. The plan was in an “inactive” state when it was assumed by the Company and the balance was related to liabilities remaining payable to agents receiving periodic distributions under annuity contracts at the time the plan was assumed. The balance of the plan obligation was $0 and $1,244 for the years ended December 31, 2022 and 2021, respectively. There were no expenses recognized in association with this plan for the years ended December 31, 2022 and 2021.

In connection with the February 1, 2021 acquisition of Global Atlantic by KKR & Co., Inc., and pursuant to Treasury Regulation § 1.409A-3(j)(4)(ix)(B), on October 22, 2021, the Company approved the termination and liquidation of all benefit plans for its financial professionals, including the nonqualified defined contribution agent pension plan, with an effective date of December 31, 2021.

Regular distributions under the plan continued through May 31, 2022 and on June 22, 2022, Company made an aggregate final payment to the agents of $1,184, which represented the present-value of the outstanding annuity contracts, as determined for value date December 31, 2021 by a 3rd-party actuarial analysis. As of December 31, 2022, there were no liabilities outstanding under the plan.

17.	SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for variable annuity and variable life transactions. In accordance with the products/transactions recorded within the separate account, assets are considered legally insulated. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

The Company’s separate account statement includes legally insulated assets of $111,015 and $149,630 as of December 31, 2022 and 2021, respectively. The assets legally insulated from the general account as of December 31, 2022 are attributed to the following products/transactions:

Product/Transaction	Legally Insulated Assets	(Not Legally Insulated)
Variable annuities	$69,127	$—
Variable life insurance products	41,888	—
Total	$111,015	$—

Separate account~~s~~ assets held by the Company generally relate to variable annuities or life insurance of a non-guaranteed return nature. The net investment return of the separate account is credited directly to the policyholder and can be positive or negative. The variable annuities generally provide a minimum guaranteed death benefit, the nature of which has varied over time. In 1996, the company began offering a minimum guaranteed death benefit which is adjusted annually to the current account value. The maximum amount associated with death benefit guarantees for 2022 was $10,140 with associated risk charges paid by the separate account to compensate for these risks of $0.

The maximum amount associated with death benefit guarantees for 2021 was $2,365 with associated risk charges paid by the separate account to compensate for these risks of $1.

The maximum amount associated with death benefit guarantees for 2020 was $2,451 with associated risk charges paid by the separate account to compensate for these risks of $1.

The maximum amount associated with death benefit guarantees for 2019 was $2,547 with associated risk charges paid by the separate account to compensate for these risks of $2.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Information regarding the Separate Accounts of the Company as of December 31, 2022 is as follows:

2022	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,637	$1,637

Reserves
For accounts with assets at:
Fair value	—	172	—	97,525	97,697

By withdrawal characteristics
With MV adjustment	—	172	—	—	172
At fair value	—	—	—	96,509	96,509

Not subject to discretionary withdrawal	—	—	—	1,016	1,016

Total	$—	$172	$—	$97,525	$97,697

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2022 is as follows:

Transfers to separate accounts	$1,637
Transfers from separate accounts	7,821
Net transfers to/(from) separate accounts	(6,184)
Reconciling adjustments:	322
Administration and policy fees	(2,593)
Matured deferred contracts	(224)
Reinsurance	8,982
Transfers as reported in the statements of operations	$303

Information regarding the Separate Accounts of the Company as of December 31, 2021 is as follows:

2021	Indexed	Non-Indexed Guarantee Less than / equal to 4%	Non-Indexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
Premiums, considerations or deposits	$—	$—	$—	$1,571	$1,571

Reserves
For accounts with assets at:
Fair value	—	166	—	133,625	133,791

By withdrawal characteristics
With MV adjustment	—	166	—	—	166
At fair value	—	—	—	132,394	132,394

Not subject to discretionary withdrawal	—	—	—	1,231	1,231

Total	$—	$166	$—	$133,625	$133,791

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

Reconciliation of net transfers to / (from) separate accounts as reported in the statements of operations for the year ended December 31, 2021 is as follows:

Transfers to separate accounts	$1,571
Transfers from separate accounts	12,177
Net transfers to/(from) separate accounts	(10,606)
Reconciling adjustments:
Administration and policy fees	(2,473)
Matured deferred contracts	207
Reinsurance	12,164
Transfers as reported in the statements of operations	$(708)

18.	CLOSED BLOCK

Effective December 1, 2015, and following the approval of the MADOI, the Company entered into a coinsurance agreement with Ameritas Life Insurance Corp whereby it ceded substantially all of its closed block of business. The closed block consists of individual whole life insurance participating policies, term life policies and individual deferred annuity contracts which were inforce as of October 16, 1995. As a result of the transaction, the Company ceded $571,400 policyholder liabilities, and transferred associated assets.

The table below presents financial schedule for the closed block, prior to the impact of reinsurance at December 31, 2022 and 2021.

Summarized financial information of the Closed Block for the years ended December 31, was as follows:

BALANCE SHEET	2022	2021
Assets:
Bonds, at amortized cost	$375,543	$396,150
Cash & short-term investments	6,191	5,648
Policy loans	51,657	58,299
Investment income due & accrued	6,429	6,817
Premiums deferred and uncollected	1,370	1,626
Aggregate write-ins for other than invested assets	2,352	—
Current federal & foreign income tax recoverable	3,342	2,906
Total admitted assets	$446,884	$471,446

Liabilities:
Policy liabilities & accruals	$467,833	$493,736
Other liabilities	1,889	2,028
Total liabilities	$469,722	$495,764

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

INCOME STATEMENT	2022	2021
Revenues:
Premiums and other considerations	$10,215	$10,823
Net investment income	23,782	22,044
Realized gains	74	50
Total revenue	$34,071	$32,917

Benefits & expenses:
Policy benefits	$33,037	$30,690
Operating & selling expenses	(11)	(34)
Taxes, excluding capital gains tax	(436)	(821)
Total benefits & expenses	$32,590	$29,835

Closed Block Net Income	$1,481	$3,082

CASH FLOWS	2022	2021
Cash from Operations:
Premiums & annuity considerations	$10,491	$11,016
Net investment income	25,037	22,562
Claims, surrenders & other benefits	(43,048)	(39,277)
Commissions & expenses paid	—	—
Dividends to policyholders	(12,489)	(8,586)
Federal income taxes	—	—
Net cash used in operations	$(20,009)	$(14,285)

Cash from Investments:
Proceeds from investments sold, matured or repaid
Bonds	$21,309	$18,833

Cost of investments acquired
Bonds	(1,494)	(8,707)

Net decrease in policy loans	6,642	2,504
Net decrease in receivable for securities	—	—
Net cash (used in) / provided by investments	$26,457	$12,630

Cash from Financing & Other Sources:
Net deposits on deposit type contracts & other liabilities	$(1,174)	$(751)
Other cash applied	(4,731)	(319)
Net cash (used in) / provided by financing and other sources	$(5,905)	$(1,070)

Cash and Short Term Investments
Net Change in cash and short term investments	$543	$(2,724)
Beginning of the year	5,648	8,372
End of the year	$6,191	$5,648

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

19. RECONCILIATION TO ANNUAL STATEMENT

Subsequent to the filing of the annual statement in February 2023 and prior to the issuance of the Company’s audited financial statements for the year ended December 31, 2022, the Company identified and reclassified the treatment of ceded funds withheld premium non-cash adjustments to the cash flow statement, resulting in updated presentation of cash flow amounts. A reinsurance receivable and payable presentation correction was also discovered which effectively increased receivable and payable balances on the balance sheet with no impact on surplus which differs from the annual statement as noted below.

Subsequent to the filing of the Company’s Annual Statement in February 2022 and prior to the issuance of the Company’s audited financial statements as of and for the year ended December 31, 2021, the Company identified and reclassified a balance related to a funds withheld non cash amount presentation correction in the cash flow statement.which effectively decreased taxes recoverable and also decreased intercompany payables, with no impact on surplus. A policy loan non-admit and change in estimate was also discovered which effectively decreased policy loan asset balance and policy loan liability balance and decreased surplus.

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Notes to Financial Statements- Statutory Basis

For the Years Ended December 31, 2022 and 2021

(Dollars in thousands)

A summary reconciliation of the Annual Statement balances to the audited financial statements is as follows:

	Capital and Surplus	Net Income (Loss)	Admitted Assets	Liabilities
As reported in the 2022 statutory annual statement	$89,671	$(85,719)	$6,293,145	$6,203,474

2022 Adjustments:
Reinsurance recoverable/payable reclass	—	—	48,831	48,831
Reversal of policy loan valuation accrual	—	953	—	—
As reported in the 2022 audited financial statement	$89,671	$(84,767)	$6,341,976	$6,252,305

	Net Cash from Operations	Net Cash from Investments	Net Cash from Financing	Net Change in Cash
As reported in the 2022 statutory annual statement	(2,525,377)	52,782	2,763,924	291,329
Funds withheld ceded premium non cash reclass	2,625,769	—	(2,625,769)	—
Reinsurance Receivable	53,000	—	(53,000)	—
Prior year policy loan audit adjustment	(7,604)	7,604	—	—
Prior year policy loan valuation audit adjustment	953	—	(953)	—
Prior year funds withheld audit adjustment	(1,620)	—	1,620	—
As reported in the 2022 audited financial statement	145,121	60,386	85,822	291,329

	Capital and Surplus	Net Income (Loss)	Admitted Assets	Liabilities
As reported in the 2021 statutory annual statement	$121,501	$6,459	$3,262,612	$3,141,110

2021 Adjustments:
Reclass of income tax receivable/payable	—	—	(1,790)	(1,790)
Additional policy loan non admit	(3,345)	—	(3,345)	—
Additional policy loan valuation accrual	(953)	(953)	—	953
As reported in the 2021 audited financial statement	$117,204	$5,506	$3,257,477	$3,140,273

	Net Cash from Operations	Net Cash from Investments	Net Cash from Financing	Net Change in Cash
As reported in the 2021 statutory annual statement	$(14,316)	$73,427	$(30,335)	$28,776
Policy loan write-off	206	(206)	—	—
Policy loan valuation adjustment	(953)	—	953	—
As reported in the 2021 audited financial statement	$(15,063)	$73,221	$(29,382)	$28,776

SUPPLEMENTAL INFORMATION

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(Dollars in thousands)

Investment Income Earned
U.S. Government Bonds	$946
Other bonds (unaffiliated)	135,881
Bonds of affiliates	2,626
Preferred stock	—
Mortgage loans	3,041
Premium notes, policy loans and liens	3,213
Cash and short term-investments	4,147
Other invested assets	2,069
Miscellaneous income	233
Gross investment income	$152,156

Other long term assets–statement value	$12,894

Bonds and Short-Term Investments by Maturity and Class by Maturity (weighted based on future cash flows) - Statement Value
Due within one year or less	$30,786
Over 1 year through 5 years	387,602
Over 5 years through 10 years	711,237
Over 10 years through 20 years	1,018,061
Over 20 years	2,607,304
Total by Maturity	$4,754,990

by Class - Statement Value
Class 1	$2,379,454
Class 2	2,352,146
Class 3	20,486
Class 4	2,904
Class 5	—
Class 6	—
Total by Class	$4,754,990

Total Publicly Traded	$3,755,945
Total Privately Traded	999,045
Total	$4,754,990

Mortgage loans on real estate (book value including nonadmitted portion):
Commercial mortgages	$140,110
Residential mortgages	16,934
Total	$157,044

Mortgage loans on real estate by standing (book value);
Good standing	$157,044
Good standing with restructured terms	—
With overdue interest over 90 days	—
In process of foreclosure	—
Total	$157,044

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(Dollars in thousands)

Common stocks - statement value	$1,545

Collar, Swap and Forward Agreements Open - Statement Value	$—

Short-term investments - book value	$4,452
Cash equivalents	369,864
Cash on deposit	17,662
Total	$391,978
Life insurance in force
Ordinary life	$432,462
Group life	1,546
$434,008

Amount of accidental death insurance in force under ordinary policies	$56,515

Life insurance policies with disability provisions in force
Ordinary life	$1,002,295
Group life	5,487
$1,007,782
Supplementary contracts in force
Ordinary - involving life contingencies
Amount on deposit	$—
Amount of income payable	255

Ordinary - not involving life contingencies
Amount on deposit	$—
Amount of income payable	101

Group - involving life contingencies
Amount on deposit	$—
Amount of income payable	—

Group - not involving life contingencies
Amount on deposit	$13
Amount of income payable	1

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Selected Statutory Basis Financial Data

December 31, 2022

(Dollars in thousands)

Annuities:
Ordinary
Immediate - amount of income payable	$70
Deferred - fully paid account balance	728,606
Deferred - not fully paid account balance	—

Group
Immediate - amount of income payable	$15,811
Deferred - fully paid account balance	—
Deferred - not fully paid account balance	—

Deposit funds and dividend accumulations:
Deposit funds - account balance	$270,426
Dividend accumulations - account balance	744

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories

December 31, 2022

(Dollars in thousands)

Investment Risk Interrogatories

1.	The Company’s admitted assets as reported in the statutory basis statements of admitted assets, liabilities and capital and surplus is $6,230,961 at December 31, 2022.

2.	The 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. government, US Government agency securities and those U.S government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, (ii) property occupied by the Company and (iii) policy loans:

Investment Category	Issuer		Amount	Percentage of Total Admitted Assets
Long Term Bonds	2.01	JPMorgan Chase & Co.	$100,809	1.6%
Long Term Bonds	2.02	Bank of America Corporation	97,493	1.6%
Long Term Bonds	2.03	Morgan Stanley	74,854	1.2%
Long Term Bonds	2.04	UnitedHealth Group Incorporated	73,776	1.2%
Long Term Bonds	2.05	Electricité de France S.A.	68,042	1.1%
Long Term Bonds	2.06	Citigroup Inc.	65,698	1.1%
Long Term Bonds	2.07	Comcast Corporation	64,388	1.0%
Long Term Bonds	2.08	The Goldman Sachs Group, Inc.	59,193	0.9%
Long Term Bonds	2.09	Berkshire Hathaway Inc.	57,190	0.9%
Long Term Bonds	2.10	International Business Machines Corporation	55,876	0.9%

3.	The amount and percentage of the Company’s total admitted assets held in bonds, short-term investments and cash equivalents, and by NAIC rating is as follows:

NAIC Rating		Amount	Percentage of Total Admitted Assets
3.01	NAIC-1	$2,379,454	38.2%
3.02	NAIC-2	2,352,146	37.7%
3.03	NAIC-3	20,486	0.3%
3.04	NAIC-4	2,904	—%
3.05	NAIC-5	—	—%
3.06	NAIC-6	—	—%
		$4,754,990	76.2%

4.	Assets held in foreign investments are as follows:

		Amount	Percentage of Total Admitted Assets
4.02	Total admitted assets held in foreign investments	$907,632	14.6%
4.03	Foreign-currency-denominated investments	—	—%
4.04	Insurance linked liabilities denominated in that same foreign currency	—	—%

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories

December 31, 2022

(Dollars in thousands)

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
5.01	Countries rated NAIC-1	$907,632	14.6%
5.02	Countries rated NAIC-2	—	0.0%
5.03	Countries rated NAIC-3 or less	—	0.0%
		$907,632	14.6%

6.	Largest foreign investment exposure to a single country, categorized by the country’s NAIC sovereign rating:

		Amount	Percentage of Total Admitted Assets
Countries rated NAIC-1
6.01	France	$249,237	4.0%
6.02	United Kingdom	279,318	4.5%
		$528,555	8.5%

7-9.	Assets held in unhedged foreign currency exposure are less than 2.5% of the Company’s total admitted assets.

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer		NAIC Rating	Amount	Percentage of Total Admitted Assets
10.01	BNP Paribas SA	1 & 2	$55,284	0.9%
10.02	Vodafone Group Public Limited Company	2	52,978	0.9%
10.03	UBS Group AG	1	48,592	0.8%
10.04	BT Group plc	2	43,375	0.7%
10.05	Commonwealth Bank of Australia	1 & 2	40,413	0.6%
10.06	Lloyds Banking Group plc	2	39,977	0.6%
10.07	Crédit Agricole Group	2	39,947	0.6%
10.08	Barclays PLC	2	39,637	0.6%
10.09	Groupe BPCE	2	38,112	0.6%
10.10	STERIS plc	2	34,433	0.6%
			$432,748	6.9%

11.	Assets held in Canadian investments are as follows:

11.02	Total admitted assets held in Canadian investments	209,572	3.36%
11.03	Canadian currency-denominated investments
11.04	Canadian-denominated insurance liabilities
11.05	Unhedged Canadian currency exposure

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories

December 31, 2022

(Dollars in thousands)

12.	Assets held in investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

13.	Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

16.	With respect to mortgage loans reported in Schedule B, the Company’s ten largest aggregate mortgage interests are as follows: The aggregate mortgage interest represents the combined value of all mortgages secured by the same group of properties:

Type		Amount	Percentage of Total Admitted Assets
16.01	Commercial	22,753	0.37%
16.02	Commercial	21,396	0.34%
16.03	Commercial	20,087	0.32%
16.04	Commercial	16,379	0.26%
16.05	Commercial	14,857	0.24%
16.06	Commercial	14,533	0.23%
16.07	Commercial	13,358	0.21%
16.08	Commercial	6,683	0.11%
16.09	Commercial	2,316	0.04%
16.10	Commercial	1,962	0.03%

Amounts and percentages of the Company’s total admitted assets held in the following categories of mortgage loans:

		Amount	Percentage of Total Admitted Assets
16.11	Construction loans	—	—%
16.12	Mortgage loans over 90 days past due	—	—%
16.13	Mortgage loans in the process of foreclosure	—	—%
16.14	Mortgage loans foreclosed	—	—%
16.15	Restructured mortgage loans	—	—%

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Investment Risk Interrogatories

December 31, 2022

(Dollars in thousands)

17.	Aggregate mortgage loans have the following loan-to-value ratios as determined for the most current appraisal as of the statement date:

		Residential		Commercial		Agricultural
Loan to Value		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
17.01	above 95%	$—	—%	$13,132	0.21%	$—	—%
17.02	91 to 95%	—	—%	—	—%	—	—%
17.03	81 to 90%	2,479	0.04%	—	—%	—	—%
17.04	71 to 80%	8,243	0.13%	—	—%	—	—%
17.05	below 70%	6,212	0.10%	126,978	2.04%	—	—%
		16,934	0.27%	140,110	2.25%	—	—%

18.	Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5% of the Company’s total admitted assets.

19.	Assets held in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.	The Company did not have any securities lending, repurchase, reverse repurchase, dollar repurchase and dollar reverse repurchase agreements.

21.	Amounts and percentages of the reporting entity’s total admitted assets for warrants attached to other financial instruments, options, caps and floors:

		Owned		Written
		Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
21.01	Hedging	$—	0%	$—	0%
21.02	Income generation	—	0%	—	0%
21.03	Other	—	0%	—	0%

22.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps and forwards:

At End of Each Quarter
		1st Quarter	2nd Quarter	3rd Quarter
22.01	Hedging	$—	$—	$—
22.02	Income generation	—	—	—
22.03	Replications	—	—	—
22.04	Other	—	—	—

23.	Amounts and percentages of the reporting entity’s total admitted assets of potential exposure for future contracts:

		At Year End		At End of Each Quarter
		1	2	1st Quarter	2nd Quarter	3rd Quarter
23.01	Hedging	$8	—%	$24	$21	$10,301
23.02	Income generation	—	—%	—	—	—
23.03	Replications	—	—%	—	—	—
23.04	Other	—	—%	—	—	—

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule

December 31, 2022

(Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Total Admitted Assets	Amount	Percentage of Total Admitted Assets
Long Term Bonds:
U.S. governments	15,315	0.28%	15,315	0.28%
All other governments	69,128	1.28%	69,128	1.28%
U.S. states, territories and possessions, etc. guaranteed	38,583	0.71%	38,583	0.71%
U.S. political subdivisions of states, territories, and possessions, guaranteed	53,652	0.99%	53,652	0.99%
U.S. special revenue and special assessment obligations, etc. non-guaranteed	301,820	5.58%	301,820	5.58%
Industrial and miscellaneous	4,060,263	75.09%	4,060,263	75.09%
Hybrid securities	77,197	1.43%	77,197	1.43%
Parent, subsidiaries and affiliates	134,580	2.49%	134,580	2.49%
Total long-term bonds	4,750,538	87.85%	4,750,538	87.85%
Preferred Stocks:
Total preferred stocks	—	—%	—	—%
Common Stocks:
Industrial and miscellaneous Other (Unaffiliated)	1,545	0.03%	1,545	0.03%
Total common stocks	1,545	0.03%	1,545	0.03%
Mortgage Loans:
Residential mortgages	16,934	0.31%	16,934	0.31%
Commercial mortgages	94,340	1.74%	94,340	1.74%
Mezzanine real estate loans	45,770	0.85%	45,770	0.85%
Total mortgage loans	157,044	2.90%	157,044	2.90%
Real Estate:
Total real estate	—	—%	—	—%
Cash	17,662	0.33%	17,662	0.33%
Cash equivalents	369,864	6.84%	369,864	6.85%
Short-term investments	4,452	0.08%	4,452	0.08%
Contract loans	93,168	1.72%	89,413	1.65%
Other invested assets	2,761	0.05%	2,761	0.05%
Receivables for securities	10,134	0.19%	10,134	0.19%
Total invested assets	5,407,167	100.00%	5,403,411	100.00%

* Gross investment holdings as valued in compliance with the NAIC Accounting Practices and Procedures Manual

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Summary Investment Schedule

December 31, 2022

(Dollars in thousands)

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or similar effect.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:             _____1_____

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes ☒ No ☐ N/A ☐

2.	Has the Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes ☒ No ☐

If yes, indicate the number of reinsurance contracts to which such provisions apply:           _____1_____

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes ☐ No ☐ N/A ☒

3.	Does the Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which result in delays in payment in form or in fact:

a.	Provisions that permit the reporting of losses to be made less frequently than quarterly;

b.	Provisions that permit settlements to be made less frequently than quarterly;

c.	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

First Allmerica Financial Life Insurance Company
(A wholly-owned subsidiary of Commonwealth Annuity and Life Insurance Company)
Supplemental Schedule of Reinsurance Disclosures

December 31, 2022

(Dollars in thousands)

d.	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

e.

 Yes ☐ No ☒

4.	Has the Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.	Has the Company ceded any risk in a reinsurance agreement that is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

a.	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

 Yes ☐ No ☐ N/A ☒

b.	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

 Yes ☐ No ☐ N/A ☒

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences to explain why the contract(s) is treated differently for GAAP and SAP below:

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